UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item 1. Reports to Stockholders.

Annual Report - Baird Funds

December 31, 2007

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds
1-866-442-2473
www.bairdfunds.com

February 27, 2008

Dear Shareholder,

Thank you for investing in the Baird Funds.  We are pleased to report that the aggregate net assets of the eight mutual funds in our family have grown to more than $1.6 billion as of the end of 2007, representing an increase of 55% over the prior year.  Also, in December 2007 the shareholders of the Funds elected two new directors, Cory Nettles and Marlyn Spear, to our Board.  Their fresh perspectives and experience will complement the institutional knowledge of our three current directors.  We look forward to working with the Board in the years to come.

In this Annual Report we review the bond market in 2007 and the performance and composition of each of the Baird Bond Funds.  We hope you find this report both informative and helpful in achieving your investment goals.  We appreciate your support and look forward to helping you achieve your investment goals.  Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2007 Bond Market Overview

2007 Summary
The year 2007 will go down in the record books as an extremely challenging year for the bond market.  It was a volatile year in which risk was dramatically and violently repriced.  Starting in the sub-prime mortgage sector, fear of principal losses quickly spread to all corners of the market resulting in significant and broad price declines across all non-Treasury sectors.  Despite significant volatility and illiquidity, however, diversified investment grade bond portfolios provided strong nominal returns.

Volatility Returned
After declining steadily for several years, volatility returned to the bond market with a vengeance in 2007.  Volatility spread swiftly through all sectors of the market in the latter half of the year as investors around the globe came to terms with direct and/or indirect exposure to a hitherto obscure, but suddenly ominous and seemingly ubiquitous sector of the mortgage market known as sub-prime.  Leveraged sub-prime exposure in the form of asset-backed CDOs (collateralized debt obligations) resulted in large write-downs for several major financial institutions and market liquidity quickly dried up, amplifying volatility as these leveraged players struggled to de-lever.  The contagion spread to SIVs (structured investment vehicles) and asset-backed commercial paper, sparking a general flight to quality as even the safety of money market vehicles was called into question.  Credit spreads exploded and Treasury yields plummeted as investors sought safety and shelter from the far-reaching impact of sub-prime.  Merrill’s Option Volatility Estimate or MOVE Index (below left), a measure of Treasury market volatility, jumped from a low of 51 basis points (bps) on May 15 to more than 154 bps on December 20.  The option-adjusted spread (OAS) of Lehman’s Investment Grade Credit Index (below right), showing the difference between yields on investment grade corporate bonds and U.S. Treasuries, jumped from 89 bps on June 30 to 181 bps on December 31, which were levels not seen since late 2002.

Bond Market Volatility – MOVE Index	Lehman Credit Index – OAS

Source: Bloomberg, Merrill Lynch	Source: Lehman Brothers

Not Business as Usual
It was not business as usual in the back half of 2007 as high volatility and extremely limited liquidity stressed the bond market.  The first two columns of the table on the next page show the increase in yield spreads (OAS over comparable Treasuries) on several non-Treasury sectors in the second half of the year while the third column shows the resulting underperformance versus similar duration Treasuries in 2007.  Asset-backed securities, which include sub-prime home loans, bore the brunt of price declines with yield spreads widening from 74 bps to 242 bps, resulting in 634 bps of

2007 Bond Market Overview

underperformance compared to Treasuries.  Financial institutions were hit hard by the flight to quality, and spreads jumped from 88 bps to 220 bps, resulting in -687 bps of excess return, the worst year ever for this sector.  Particularly in these two sectors, we believe “the baby was thrown out with the bath water” in 2007 and while real challenges lie ahead, we see attractive opportunities.

OAS and Excess Returns (bps)
12/31/07	6/30/07	2007 Excess Return
OAS	OAS	versus US Treasuries
U.S. Aggregate Index	91	53	-206
U.S. Agency
(non-mortgage) Sector	43	34	-52
Mortgage and ABS Sectors
Mortgage Backed Securities	87	65	-177
Asset-Backed Securities	242	74	-634
CMBS	170	82	-435
Credit Sectors
U.S. Investment Grade	181	89	-464
Industrial	181	104	-383
Utility	189	100	-481
Financial Institutions	220	88	-687
U.S. High Yield	569	292	-777

Source: Lehman Brothers

Fed Eases, Yield Curve Steepens
In response to the tightening in overall credit conditions that threatened economic growth, the Open Market Committee of the Federal Reserve Board (the Fed) cut its target for the Fed funds rate in 2007 by 100 bps from 5.25% to 4.25% with a 50 bp cut in September and 25 bp cuts in October and December.  Treasury yields fell by more than 100 bps in the fourth quarter as a result of the flight to quality and the yield curve steepened significantly over the course of the year.  The spread between 2 and 30-year Treasury yields rose to 140 bps on December 31 from 86 bps at the end of September and 0 bps at the end of 2006 (see chart and table below).

Treasury Yields
Source: Bloomberg

	Dec 31,	Sep 30,	Dec 31,	Q4	2007
Maturity	2006	2007	2007	Change	Change
1	4.99%	4.08%	3.30%	-0.78	-1.69
2	4.81%	3.98%	3.05%	-0.93	-1.76
3	4.73%	4.02%	3.03%	-0.99	-1.70
5	4.69%	4.24%	3.05%	-1.19	-1.64
7	4.69%	4.39%	3.72%	-0.67	-0.97
10	4.70%	4.59%	4.02%	-0.57	-0.68
15	4.89%	4.87%	4.44%	-0.43	-0.45
20	4.90%	4.90%	4.50%	-0.40	-0.40
25	4.86%	4.87%	4.48%	-0.39	-0.38
30	4.81%	4.84%	4.45%	-0.39	-0.36

The Good News: Strong Returns
Despite a very challenging environment, the bond market produced strong nominal returns in 2007.  The flight to quality made Treasuries the top performing sector for the year (generating total return of 9.01%) while asset-backed securities (ABS), beleaguered by sub-prime, was the weakest investment grade sector (total return of 2.21%).  Weighed down by

2007 Bond Market Overview

sharply wider credit spreads, corporate bonds generated a modest 4.56% return for the year, while the high yield sector returned just 1.87%.  Municipals returned a modest 3.36% as limited demand in this sector had trouble keeping up with sizeable liquidations, primarily by hedge funds.  The exceptional, if not surprising 11.63% return of Treasury – Inflation Protected Securities (TIPS) may reflect latent worries about inflation/stagflation despite current concerns of recession.  Returns of various sectors and indices appear in the table below.

Total Returns of Selected Lehman Brothers Indices and Subsectors

Index/Sector	2007
LB Aggregate Index	6.97%
LB Gov’t/Credit Index	7.23%
LB Int. Gov’t/Credit Index	7.39%
LB 1-3 yr. Gov’t/Credit Index	6.83%
US Treasury Sector	9.01%
Gov’t Agency Sector	7.92%
Corporate Sector	4.56%
MBS Sector	6.90%
ABS Sector	2.21%
Municipal Sector	3.36%
TIPS	11.63%
High Yield Sector	1.87%

Sub-Prime and Market Finance
Chosen as word of the year by the American Dialect Society, “sub-prime” certainly left its mark on the bond market and beyond in 2007.  Representing just 10-15% of all outstanding mortgages, how did sub-prime securities have such a devastating impact on the entire global financial markets?  The answer is leverage and concentration.  Financial innovation created a way to package sub-prime ARMs (adjustable rate mortgages) with leverage into highly rated, albeit complex instruments (such as CDOs) that eventually found their way into some money market-like vehicles.  When sub-prime ARMs began to falter, many stable value instruments started to quake, and investors began to run for the door.  Attempts to de-lever increased downward price momentum which spread to other sectors and raised concerns about the integrity and viability of all asset-backed finance programs.  Shown on the next page (at left) is the dramatic decline in asset-backed commercial paper (ABS CP) outstanding in the last months of 2007.  We do not expect to see a resurgence of issuance in ABS CP or other similar short-term instruments (e.g. SIVs) used to finance longer-term assets any time soon.  In regard to the outlook for sub-prime issues, we believe the distinction between fixed rate mortgages and ARMs is key (see chart on the next page, at right).  As Fed Chairman Bernanke recently noted “even as delinquencies on sub-prime ARMs have soared, loss rates on sub-prime mortgages with fixed interest rates, though somewhat higher recently, remain in their historical range.”

2007 Bond Market Overview

Sub-Prime Delinquency Rates
Asset-Backed Commercial Paper Outstanding	Fixed Rate vs. ARM (2005 Vintage)

Source: Bianco Research LLC	Source: JP Morgan

2008 Outlook
We believe patience will be rewarded in 2008 as the market’s fear of loss in 2007 turns to an eye for opportunity.  While the sub-prime “hangover” is weighing on home prices and slowing the economy, the Fed began the year with significant cuts in the target Fed funds rate to address recessionary risks, and we expect the Fed to continue easing rates as needed and do not believe a recession is necessarily inevitable.  While significant price declines of certain securities in the ABS and finance sectors have been warranted, we believe the market’s general abandonment of these sectors in 2007 has resulted in many opportunities as attractive “babies” have gone out with the bath water.  In particular, we see value in certain senior, AAA-rated, fixed-rate, non-Agency mortgage structures and also in bonds of several companies in the finance sector who, despite a decline in earnings, will be able to service their debt.

BAIRD ADVISORS
Mary Ellen Stanek, CFA
Gary A. Elfe, CFA
Charles B. Groeschell
Warren D. Pierson, CFA
Daniel A. Tranchita, CFA
M. Sharon deGuzman

Baird Intermediate Bond Fund

December 31, 2007

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The Fund delivered strong nominal returns in 2007 although it underperformed its benchmark index.  The primary factors for the underperformance were:

•	The Fund’s exposure to AAA-rated mortgage-backed and asset-backed securities which underperformed as general market prices on securities in these sectors weakened;

•	Weak performance of specific individual corporate issues, particularly those in the finance and brokerage sector; and

•	The Fund’s overweighting of BBB-rated corporate bonds relative to the benchmark, which generally did not perform as well as higher-rated bonds.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 270 securities at year-end.

The Fund ended 2007 with a yield advantage versus its benchmark index.  This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (mortgage-backed and asset-backed securities), enhance the Fund’s prospects of adding value over its benchmark in the coming year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$401,597,917	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.99%	Investor Class:	0.55%	***
Investor Class:	4.73%	Portfolio Turnover Rate:	42.5%
Average Effective Duration:	3.79 years	Total Number of Holdings:	276
Average Effective Maturity:	4.75 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2007.
***	Includes 0.25% 12b-1 fee.

Baird Intermediate Bond Fund

Baird Intermediate Bond Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Intermediate Bond Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Intermediate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2007	One Year	Five Years	Inception(1)
Baird Intermediate Bond Fund – Institutional Class Shares	6.24%	4.49%	6.05%
Baird Intermediate Bond Fund – Investor Class Shares	5.89%	4.23%	5.80%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	7.39%	4.06%	5.89%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2007.
(2)
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and 10 years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2%

Asset Backed Securities – 5.4%
$475,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	5.0675%, 02/15/2013	$472,256
281,703	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027	280,850
430,780	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	428,677
10,200	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	9,937
2,467	Contimortgage Home
	Equity Trust,
	Series 1999-1, Class A7,
	6.97%, 12/25/2013	2,458
	Countrywide Asset-Backed
	Certificates:
2,215,000	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	1,966,624
2,200,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	2,186,475
4,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	3,927,686
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	361,041
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	1,341,453
	Delta Funding Home
	Equity Loan Trust:
151,286	Series 1997-2, Class A6,
	7.04%, 06/25/2027	150,827
112,924	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	112,707
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	537,069
	Discover Card Master Trust I:
150,000	Series 2003-4, Class A1,
	5.14%, 05/15/2011	149,934
175,000	Series 2005-2, Class A,
	5.06%, 04/17/2012	174,453
41,436	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	41,303
	GMAC Mortgage
	Corporation Loan Trust:
175,000	Series 2003-J1, Class A2,
	5.25%, 03/25/2018	175,990
937,928	Series 2004-GH1, Class A2,
	4.39%, 12/25/2025	926,820
1,631,502	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,635,557
250,000	Series 2005-HE3, Class A2,
	5.015%, 02/25/2036	247,454
	Green Tree Financial
	Corporation:
1,095,487	Series 1998-2, Class A5,
	6.24%, 11/01/2016	1,095,755
82,661	Series 1993-4, Class A5,
	7.05%, 01/15/2019	86,242
1,412,166	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,474,911
521,258	Series 1998-4, Class A5,
	6.18%, 04/01/2030	512,263

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Asset Backed Securities – 5.4% (cont.)
$2,833,425	Series 1999-3, Class A6,
	6.50%, 02/01/2031	$2,842,044
88,673	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	88,446
225,287	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	211,348
136,659	Popular Asset Backed
	Mortgage Pass Thru-Trust,
	Series 2005-B, Class AF3,
	4.62%, 08/25/2035	136,199
22,846	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	22,632
215,703	Structured Asset
	Securities Corporation,
	Series 2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	211,129
		21,810,540
Financial – 17.1%
875,000	Allfirst Financial, Inc.
	Subordinated Notes,
	6.875%, 06/01/2009	908,718
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	24,799
550,000	4.00%, 03/15/2011	533,785
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	662,664
691,000	AmSouth Bank NA
	Subordinated Notes,
	6.45%, 02/01/2008	692,353
500,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	478,890
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,457,231
635,000	Bank of America Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	799,784
1,150,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	1,243,774
	Bank One Corporation
	Subordinated Notes:
180,000	6.00%, 02/17/2009	181,606
1,043,000	10.00%, 08/15/2010	1,179,372
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Acquired 01/04/2006,
	06/01/2006, 10/11/2006,
	01/24/2007, 05/07/2007,
	09/21/2007 and 11/06/2007;
	Cost $500,456, $682,331,
	$417,508, $26,010,
	$52,079, $104,000 and
	$1,037,550, respectively)*	2,824,527
480,000	Bankers Trust Corporation
	Subordinated Notes,
	7.375%, 05/01/2008	483,359
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 03/06/2008)	2,604,547
1,000,000	Bear Stearns Company, Inc.,
	6.40%, 10/02/2017	966,160

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Financial – 17.1% (cont.)
$1,000,000	BOI Capital Funding No. 2,
	5.571%, 02/01/2049
	(Acquired 01/20/2006;
	Cost $1,000,000)* f	$863,780
300,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	256,847
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	176,040
1,500,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	1,089,149
1,000,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,046,102
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005
	and 10/10/2007;
	Cost $276,398 and
	$1,555,065, respectively)*	1,822,163
275,000	Corp Andina De
	Fomento Notes,
	7.375%, 01/18/2011 f	293,370
1,900,000	Countrywide
	Financial Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	1,093,579
441,352	First National
	Bank of Chicago
	Pass-Thru Certificates,
	8.08%, 01/05/2018	524,278
2,600,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,787,112
2,025,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 03/06/2008)	2,105,247
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003;
	Cost $777,379)*	789,744
800,000	General Electric Capital
	Corporation Notes,
	6.00%, 06/15/2012	838,670
	General Motors Acceptance
	Corporation Notes:
1,025,000	7.75%, 01/19/2010	956,140
200,000	6.75%, 12/01/2014	161,310
1,100,000	Genworth Financial Inc.
	Notes, 5.75%, 06/15/2014	1,103,999
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 04/26/2006
	and 12/04/2006; Cost
	$794,280, $146,738,
	$282,792 and $720,432,
	respectively)*	1,986,562
775,000	Goldman Sachs
	Group, Inc. Bonds,
	5.15%, 01/15/2014	767,144
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	and 11/08/2007;
	Cost $1,000,000 and
	$792,736, respectively)*	1,802,804

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Financial – 17.1% (cont.)
$1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001,
	01/26/2005 and
	10/19/2006; Cost $497,765,
	$373,500 and $397,317,
	respectively)*	$1,335,025
400,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003;
	Cost $399,088)*	438,348
25,000	HSBC Finance
	Corporation Notes,
	5.00%, 06/30/2015	23,843
1,050,000	Istar Financial, Inc.,
	5.95%, 10/15/2013	914,962
500,000	J.P. Morgan Chase &
	Company Subordinated
	Notes, 6.625%, 03/15/2012	527,239
	Korea Development
	Bank Notes: f
1,275,000	3.875%, 03/02/2009	1,255,218
350,000	4.625%, 09/16/2010	347,004
1,000,000	5.125%, 02/14/2011	1,002,678
	Lehman Brothers
	Holdings, Inc. Notes:
846,000	8.50%, 08/01/2015	962,690
50,000	6.50%, 07/19/2017	50,593
	Lehman Brothers
	Holdings Senior Notes,
1,735,000	8.80%, 03/01/2015	1,979,026
700,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	681,727
1,000,000	Merrill Lynch & Co, Inc.,
	5.70%, 05/02/2017	953,094
375,000	Met Life Global
	Funding Senior Notes,
	4.50%, 05/05/2010
	(Acquired 08/04/2005 and
	03/22/2007; Cost $123,925
	and $245,931, respectively)*	377,854
1,000,000	Morgan Stanley Dean
	Witter Debentures,
	10.00%, 06/15/2008	1,018,910
25,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	23,421
1,530,000	National Australia Bank
	Ltd. Subordinated Notes,
	Series A, 8.60%,
	05/19/2010 f	1,652,903
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	426,679
534,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	548,640
1,100,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,170,390
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 03/06/2008)	1,308,510
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 03/06/2008)	942,239
800,000	Phoenix Companies,
	6.675%, 02/16/2008	800,944

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Financial – 17.1% (cont.)
$1,319,000	PNC Funding
	Corporation,
	7.50%, 11/01/2009	$1,387,786
1,100,000	Popular North
	America, Inc.,
	4.25%, 04/01/2008	1,097,647
1,500,000	Premium Asset
	Senior Notes,
	4.125%, 03/12/2009
	(Acquired 12/20/2006 and
	05/10/2007; Cost $935,000
	and $480,000, respectively)*	1,466,991
25,000	Protective Life Corporation
	Senior Notes,
	4.30%, 06/01/2013	24,074
775,000	Residential Capital
	Corporation,
	6.875%, 06/30/2015	468,875
546,000	SAFECO Corporation
	Senior Notes,
	7.25%, 09/01/2012	588,370
800,000	Santander Central
	Hispano Insurances,
	6.375%, 02/15/2011 f	845,994
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,390,472
200,000	5.375%, 05/15/2014	177,815
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,032,223
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $782,046)* ^	905,562
1,320,000	Transamerica Finance
	Corporation Debentures,
	0.00%, 03/01/2010 ^	1,194,418
550,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	597,504
870,000	Union Planters
	Corporation
	Subordinated Notes,
	6.50%, 03/15/2008	874,335
500,000	Washington Mutual Bank
	Subordinated Notes,
	6.875%, 06/15/2011	471,767
	Westdeutsche Landesbank
	Subordinated Notes: f
246,000	6.05%, 01/15/2009	249,321
1,495,000	4.796%, 07/15/2015	1,513,704
		68,534,404
Industrial – 15.7%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	435,926
1,745,000	American Standard Inc.,
	7.375%, 02/01/2008	1,747,082
1,008,000	Ameritech Capital
	Funding Debentures,
	6.45%, 01/15/2018	1,059,943
300,000	Bellsouth Corporation,
	4.75%, 11/15/2012	296,792
	Bunge Ltd. Finance
	Corporation Notes:
800,000	5.35%, 04/15/2014	774,584
1,085,000	5.10%, 07/15/2015	1,027,637
375,000	Caesars Entertainment
	Senior Notes,
	7.50%, 09/01/2009	398,419
1,250,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	910,799

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Industrial – 15.7% (cont.)
$125,000	Comcast Cable
	Communication Holdings,
	8.375%, 03/15/2013	$140,235
525,000	Comcast Corporation,
	6.50%, 01/15/2017	547,392
50,000	Comcast Corporation
	Senior Subordinated Notes,
	10.625%, 07/15/2012	59,273
50,000	Computer Sciences
	Corporation Notes,
	6.25%, 03/15/2009	50,597
21,564	Continental Airlines, Inc.
	Pass-Thru Certificates,
	Series 1998-1,
	6.541%, 03/15/2008	21,403
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,366,149
1,700,000	CSX Corporation,
	5.75%, 03/15/2013	1,721,066
775,000	Daimler Finance NA LLC,
	4.75%, 01/15/2008	774,830
1,250,000	Deutsche Telekom
	International Finance BV,
	8.00%, 06/15/2010 f	1,334,490
875,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	862,781
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	867,623
1,775,000	Fiserv, Inc. Notes,
	4.00%, 04/15/2008	1,770,440
623,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	587,177
300,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	250,500
300,000	Gannett Company
	Inc. Notes,
	4.125%, 06/15/2008	298,686
550,000	General Motors Nova
	Scotia Finance Company,
	6.85%, 10/15/2008 f	541,750
	Halliburton Company Notes:
475,000	5.625%, 12/01/2008	477,801
675,000	5.50%, 10/15/2010	693,868
1,275,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,272,089
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	655,178
975,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 11/19/2003
	and 02/08/2005;
	Cost $749,228 and
	$244,602)*f	1,013,512
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,088,084
1,100,000	Johnson Controls Inc.
	Senior Notes,
	5.50%, 01/15/2016	1,083,872
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	657,543
550,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	542,433
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	448,787
400,000	Marathon Oil Corporation,
	6.00%, 07/01/2012 f	415,099
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,528,756

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Industrial – 15.7% (cont.)
$650,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	$712,483
1,898,000	Nextel Communications
	Senior Notes,
	6.875%, 10/31/2013	1,869,762
700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	696,123
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/28/2005
	and 12/14/2007; Cost
	$618,138 and $321,181)* f	935,621
1,850,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010 f	2,044,250
1,770,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,745,156
1,500,000	Premcor Refining
	Group Inc. Senior Notes,
	9.50%, 02/01/2013	1,574,517
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	349,125
100,000	7.25%, 02/15/2011	98,500
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	976,793
600,000	SBC Communications,
	Inc. Notes, 5.625%,
	06/15/2016	606,850
2,400,000	Sealed Air Corporation
	Senior Notes,
	5.375%, 04/15/2008
	(Acquired 04/09/2003,
	07/03/2007, and
	08/08/2007; Cost $646,490,
	$1,497,435, and
	$249,345, respectively)*	2,398,637
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	478,897
1,100,000	Sunoco, Inc. Senior Notes,
	5.75%, 01/15/2017	1,093,102
	TCI Communications,
	Inc. Debentures:
550,000	7.875%, 08/01/2013	602,746
583,000	8.75%, 08/01/2015	678,149
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,309,792
650,000	5.25%, 10/01/2015	633,262
756,000	Tele-Communications,
	Inc. Debentures,
	9.80%, 02/01/2012	873,216
1,650,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,736,394
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,002,468
250,000	Time Warner
	Companies, Inc.,
	6.875%, 06/15/2018	262,157
1,275,000	Time Warner Companies
	Inc. Debentures,
	9.125%, 01/15/2013	1,448,499
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,521,922
275,000	Tribune Company,
	5.25%, 08/15/2015	160,974

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Industrial – 15.7% (cont.)
$500,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017
	(Acquired 09/26/2007;
	Cost $504,926)* f	$514,285
	Tyco International
	Group S.A.: f
1,525,000	6.375%, 10/15/2011	1,578,216
650,000	6.00%, 11/15/2013	668,096
	United AirLines, Inc.
	Pass-Thru Certificates:
460,617	Series 2001-1,
	6.201%, 09/01/2008	458,314
260,501	Series 1991-A,
	10.02%, 03/22/2014	132,204
245,275	Series 2000-2,
	7.762%, 12/31/2049	228,106
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,504,658
900,000	Verizon Communications
	Debentures,
	6.84%, 04/15/2018	976,409
250,000	Verizon Communications
	Senior Unsecured Notes,
	5.55%, 02/15/2016	252,683
1,050,000	Viacom, Inc.,
	7.70%, 07/30/2010	1,114,716
	Waste Management, Inc.:
1,510,000	6.875%, 05/15/2009	1,550,264
25,000	5.00%, 03/15/2014	24,626
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	522,431
		63,056,999

Mortgage Backed Securities – 19.0%
	Bank of America
	Alternative Loan Trust:
515,188	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	507,622
1,497,708	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,478,995
1,688,423	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,702,670
298,146	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	294,515
1,530,042	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	1,517,980
1,060,707	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	1,047,095
	Citicorp Mortgage
	Securities, Inc.:
1,567,917	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	1,577,347
1,405,845	Series 2004-4, Class A5,
	5.50%, 06/25/2034	1,393,813
	Countrywide Alternative
	Loan Trust:
462,142	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	459,705
1,485,221	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	1,442,212
396,080	Series 2005-85CB,
	Class 3A1, 5.25%,
	02/25/2021 (Acquired
	09/26/2007, 09/26/2007,
	and 10/11/2007; Cost
	$106,286, $230,288 and
	$52,981, respectively)*	390,399

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Mortgage Backed Securities – 19.0% (cont.)
$2,606,607	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	$2,530,679
24,592	Series 2004-18CB,
	5.125%, 09/25/2034	24,528
50,000	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	49,945
212,156	Series 2005-11CB,
	Class 2A1, 5.50%,
	06/25/2035	204,881
1,943,746	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	1,940,500
1,675,667	Countrywide Home
	Loans, Inc.,
	Series 2003-18, Class A3,
	5.25%, 07/25/2033	1,674,538
	Credit Suisse First Boston
	Mortgage Securities Corp.:
3,776,899	Series 1998-C2, Class A2,
	6.30%, 11/15/2030	3,798,959
140,291	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	140,487
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC) Pass-Thru
	Certificates:
68,492	4.50%, 01/01/2008	68,321
1,807,603	6.00%, 06/01/2021	1,849,181
56,505	6.00%, 07/01/2028	57,747
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
1,517,504	Series 3033, Class LU,
	5.50%, 03/15/2013	1,546,602
1,561,139	Series 2695, Class UA,
	5.50%, 09/15/2014	1,584,884
9,650,487	Series R014, Class AL,
	5.50%, 10/15/2014	9,765,623
714,648	Series R001, Class AE,
	4.375%, 04/15/2015	711,173
2,128,824	Series R003, Class VA,
	5.50%, 08/15/2016	2,171,600
2,394,687	Series 3122, Class VA,
	6.00%, 01/15/2017	2,462,951
1,873,666	Series R010, Class VA,
	5.50%, 04/15/2017	1,914,314
603,467	Series R009, Class AJ,
	5.75%, 12/15/2018	610,683
50,224	Series 1395, Class G,
	6.00%, 10/15/2022	50,142
574,563	Series 2970, Class DA,
	5.50%, 01/15/2023	582,679
	Federal National Mortgage
	Association (FNMA):
1,171,123	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	1,186,835
1,500,000	Series 2003-24, Class PC,
	5.00%, 11/25/2015	1,501,047
1,178,257	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	1,195,266
50,000	Series 2003-35, Class TD,
	5.00%, 12/25/2016	50,030
197,813	Series 1991-137, Class H,
	7.00%, 10/25/2021	210,378
166,645	Series 1992-136, Class PK,
	6.00%, 08/25/2022	170,957
86,822	Series 1993-32, Class H,
	6.00%, 03/25/2023	87,912

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Mortgage Backed Securities – 19.0% (cont.)
$215,539	Series 2002-95, Class MD,
	5.00%, 07/25/2026	$215,067
122,437	Series 2002-77, Class QP,
	5.00%, 09/25/2026	122,175
2,741,877	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	2,701,701
4,000,000	Series 2004-W10, Class A24,
	5.00%, 08/25/2034	3,989,561
	Government National
	Mortgage Association
	(GNMA):
108,586	Series 2003-12, Class ON,
	4.00%, 02/16/2028	108,423
455,802	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	466,587
	J.P. Morgan Alternative
	Loan Trust:
1,517,166	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	1,508,582
3,000,000	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	2,990,480
862,793	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021	842,872
	Master Alternative
	Loans Trust:
2,507,693	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	2,444,605
557,807	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	556,065
321,270	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	319,654
108,891	Morgan Stanley Capital I,
	Series 1998-CF1, Class A2,
	6.60%, 07/15/2032	108,929
458,779	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	448,085
	Washington Mutual:
3,583,017	Series 2004-CB3, Class 3A,
	5.50%, 10/25/2019	3,601,821
913,033	Series 2004-CB4, Class 21A,
	5.50%, 12/25/2019	917,003
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,502,119	Series 2004-CB1,
	Class 5A, 5.00%,
	06/25/2019	2,491,955
1,363,963	Series 2004-CB3,
	Class 4A, 6.00%,
	10/25/2019	1,385,702
1,123,718	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	1,144,666
		76,319,128
Taxable Municipal Bonds – 0.5%
915,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	871,812
	Tobacco Settlement
	Financing Corporation:
185,000	Series 2001-A, Class A,
	5.92%, 06/01/2012	184,571
1,123,937	Series 2001-A, Class A,
	6.36%, 05/15/2025	1,086,566
		2,142,949
Utilities – 6.7%
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,802,122

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Utilities – 6.7% (cont.)
$50,000	Commonwealth Edison,
	5.95%, 08/15/2016	$50,722
1,877,000	Consumers Energy
	Company, Series C,
	4.25%, 04/15/2008	1,870,695
1,000,000	Dominion Resources
	Inc., Series C,
	5.15%, 07/15/2015	967,632
1,400,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,391,235
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	594,030
300,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	313,547
100,000	FPL Group Capital,
	Inc., Series B,
	5.551%, 02/16/2008	100,026
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,263,003
366,001	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $377,953)*	366,638
300,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	344,906
1,500,000	MidAmerican Energy
	Holdings Company
	Senior Notes,
	7.52%, 09/15/2008	1,522,172
1,400,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,429,257
25,000	National Rural Utilities,
	4.375%, 10/01/2010	24,933
100,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	106,082
1,800,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	1,905,910
400,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	411,279
1,417,000	Panhandle Eastern Pipeline
	Senior Notes,
	4.80%, 08/15/2008	1,410,463
1,700,000	PPL Energy Supply, LLC
	Bonds, Series A
	5.70%, 10/15/2015	1,654,709
388,000	PPL Energy Supply, LLC
	Senior Notes,
	6.40%, 11/01/2011	397,191
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	963,394
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	182,370
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	295,876
425,000	5.00%, 04/01/2014	407,282
813,204	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	997,996
1,500,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 09/17/2007;
	Cost $1,495,751)*	1,500,408
800,000	Transcontinental Gas Pipe
	Line Corporation Senior
	Notes, 8.875%, 07/15/2012	904,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.2% (cont.)

Utilities – 6.7% (cont.)
$306,765	Tristate Gen & Trans Assn,
	Series 2003, 6.04%,
	01/31/2018 (Acquired
	10/14/2003;
	Cost $306,765)*	$310,818
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	952,956
525,000	5.25%, 08/01/2013	511,776
600,000	Williams Companies,
	Inc. Notes,
	8.125%, 03/15/2012	653,250
325,000	Yosemite Securities Trust I,
	8.25%, 11/15/2104
	(Acquired 04/26/2001;
	Cost $340,415)* f	256,750
		26,863,428
U.S. Government Agency Issues – 18.6%
	Federal Home Loan
	Mortgage Corporation
	(FHLMC),
4,300,000	4.50%, 07/15/2013	4,401,798
	Federal National Mortgage
	Association (FNMA):
49,200,000	6.00%, 05/15/2011	52,796,815
17,100,000	4.375%, 03/15/2013	17,405,304
		74,603,917
U.S. Treasury Obligations – 14.2%
40,250,000	U.S. Treasury Bonds,
	9.125%, 05/15/2018	56,919,175
	Total Long-Term
	Investments
	$(388,080,361)	390,250,540

Shares

SHORT-TERM INVESTMENTS – 2.5%

Money Market Fund – 2.5%
10,285,629	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	10,285,629
	Total Short-Term
	Investments
	(Cost $10,285,629)	10,285,629

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING – 38.1%

Certificate of Deposit – 1.6%
$6,219,809	Barclays Bank,
	5.15%, 2/12/08	6,222,546

Commercial Paper – 10.3%
4,664,856	Alianz Finance
	Corporation,
	5.06%, 01/16/08	4,655,061
	Atlantic Asset
	Securitization Corp.:
932,971	6.13%, 01/04/08	932,485
1,554,952	5.447%, 01/25/08	1,549,852
1,554,952	Barton Capital
	Corporation,
	5.835%, 01/10/08	1,552,915
1,554,952	GovCo LLC,
	5.584%, 01/15/08	1,551,889
4,066,926	KKR Atlantic Funding
	Trust, 5.205%, 03/13/08 #	4,002,071
2,795,182	Kitty Hawk Funding
	Corp., 5.323%, 01/25/08	2,786,014
6,219,809	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	6,194,680

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING – 38.1% (cont.)

Commercial Paper – 10.3% (cont.)
$3,172,559	Rams Funding Three
	LLC, 5.386%, 02/11/08	$3,172,559
1,554,952	Ranger Funding Company
	LLC, 5.456%, 01/11/08	1,552,714
2,176,934	Sheffield Receivables,
	6.099%, 01/04/08	2,175,801
4,975,847	Sigma Finance,
	4.62%, 02/11/08	4,841,996
1,554,952	Thunder Bay Funding
	LLC, 5.839%, 01/14/08	1,552,091
1,554,952	Tulip Funding
	Corporation,
	5.627%, 01/03/08	1,554,347
1,554,952	Variable Funding
	Capital Corporation,
	5.492%, 01/18/08	1,551,283
1,554,952	Windmill Funding,
	6.136%, 01/10/08	1,552,915
		41,178,673

Shares

Money Market Mutual Funds – 3.6%
7,335,661	Merrill Lynch Premier
	Institutional Fund	7,335,661
7,276,911	Reserve Primary Fund	7,276,911
		14,612,572

Principal
Amount

Repurchase Agreements – 22.6%
$7,774,760	BNP Paribas, 4.70%,
	Dated 12/31/07,
	Due 01/02/08,
	(Collateralized by a
	Fannie Mae Collateralized
	Mortgage Obligation,
	6.00%, 11/01/37, valued
	at $7,891,346.
	Repurchase proceeds are
	$7,776,790.)	7,774,760
15,549,522	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	AID – ISRAEL Government
	Guaranteed Zero Coupon
	Bonds, 09/15/13 – 11/15/21
	and U.S. Treasury Receipts,
	08/15/13, valued at
	$15,901,294.
	Repurchase proceeds
	are $15,553,452.)	15,549,522
15,549,522	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	U.S. Treasury Receipts,
	08/15/08 – 08/15/13,
	valued at $15,860,512.
	Repurchase proceeds
	are $15,553,452.)	15,549,522

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING – 38.1% (cont.)

Repurchase Agreements – 22.6% (cont.)
$5,908,818	Credit Suisse, 4.64%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.434–6.50%,
	11/25/36 – 01/15/49,
	valued at $6,204,471.
	Repurchase proceeds
	are $5,910,342.)	$5,908,818
15,549,522	Goldman Sachs,
	4.62%, Dated 12/31/07,
	Due 01/02/08,
	(Collateralized by a Wells
	Fargo Collateralized
	Mortgage Obligation,
	6.00%, 08/25/37, valued
	at $15,844,585.
	Repurchase proceeds
	are $15,553,512.)	15,549,522
7,774,760	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Morgan Stanley
	Senior Subordinated Note,
	4.955%, 09/26/08, valued
	at $9,329,712.
	Repurchase proceeds
	are $7,776,768.)	7,774,760
22,702,301	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 5.315%,
	09/25/35, valued at
	$23,162,568. Repurchase
	proceeds are
	$22,708,418.)	22,702,301
		90,809,205
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $152,890,977)	152,822,996
	Total Investments
	(Cost $551,256,967) –
	137.8%	553,359,165
	Liabilities in Excess of
	Other Assets – (37.8)%	(151,761,248)
	TOTAL NET
	ASSETS – 100.0%	$401,597,917

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

December 31, 2007

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The Fund delivered strong nominal returns in 2007 although it underperformed its benchmark index.  The primary factors for the underperformance were:

•	The Fund’s overweight relative to the benchmark in AAA-rated mortgage-backed and asset-backed securities which underperformed as general market prices on securities in these sectors weakened;

•	Weak performance of specific individual corporate issues, particularly those in the finance and brokerage sector; and

•	The Fund’s overweighting of BBB-rated corporate bonds relative to the benchmark, which generally did not perform as well as higher-rated bonds.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 300 securities at year-end.

The Fund ended 2007 with a yield advantage versus its benchmark index.  This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (asset-backed securities and collateralized mortgage-backed obligations), enhance the Fund’s prospects of adding value over its benchmark in the coming year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$739,943,800	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.44%	Investor Class:	0.55%	***
Investor Class:	5.19%	Portfolio Turnover Rate:	33.6%
Average Effective Duration:	4.41 years	Total Number of Holdings:	346
Average Effective Maturity:	6.52 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2007.
***	Includes 0.25% 12b-1 fee.

Baird Aggregate Bond Fund

Baird Aggregate Bond Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Aggregate Bond Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Aggregate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2007	One Year	Five Years	Inception(1)
Baird Aggregate Bond Fund – Institutional Class Shares	5.61%	5.16%	6.66%
Baird Aggregate Bond Fund – Investor Class Shares	5.45%	4.94%	6.43%
Lehman Brothers Aggregate Bond Index(2)	6.97%	4.42%	6.20%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2007.
(2)
The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9%

Asset Backed Securities – 9.6%
$8,000,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	5.0675%, 02/15/2013	$7,953,794
5,000,000	Bayview Financial
	Acquisition,
	6.831%, 07/28/2037	4,821,608
2,000,000	Bayview Financial
	Acquisition Trust,
	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,947,777
	Contimortgage Home
	Equity Trust:
3,338	Series 1999-1, Class A7,
	6.97%, 12/25/2013	3,325
2,982	Series 1997-2, Class A9,
	7.09%, 04/15/2028	2,976
33,511	Series 1999-3, Class A8,
	5.884%, 05/25/2029	33,418
	Countrywide Asset-Backed
	Certificates:
105,955	Series 2005-10, Class AF2,
	4.493%, 07/25/2026	105,621
4,100,000	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	3,912,219
2,000,000	Series 2005-17, Class 1AF2,
	5.363%, 03/25/2030	1,984,022
1,500,000	Series 2004-15, Class AF6,
	4.613%, 04/25/2035	1,462,700
5,050,000	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	4,947,547
5,020,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	4,844,133
2,000,000	Series 2005-17, Class 1AF,
	5.564%, 05/25/2036	1,887,096
3,100,000	Series 2007-S1, Class A6,
	5.693%, 11/25/2036	2,850,744
7,000,000	Series 2006-13,
	Class 1AF2,
	5.884%, 01/25/2037	6,873,450
1,500,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	1,457,720
1,931,632	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class AF2,
	5.303%, 12/25/2035	1,920,237
338,800	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	337,716
	GE Capital Mortgage
	Services, Inc.:
4,788	Series 1997-HE4, Class A7,
	6.735%, 12/25/2028	4,773
61,570	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029	61,383
370,235	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-GH1, Class A2,
	4.39%, 12/25/2025	365,850
	Green Tree Financial
	Corporation:
948,474	Series 1998-2, Class A5,
	6.24%, 11/01/2016	948,705
1,102,511	Series 1993-3, Class A7,
	6.40%, 10/15/2018	1,148,169
1,148,982	Series 1993-4, Class A5,
	7.05%, 01/15/2019	1,198,759
197,178	Series 1997-6, Class A8,
	7.07%, 01/15/2029	206,678
3,777,899	Series 1999-3, Class A6,
	6.50%, 02/01/2031	3,789,392

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Asset Backed Securities – 9.6% (cont.)
$1,976,517	Series 1998-3, Class A5,
	6.22%, 03/01/2030	$2,064,337
1,174,133	Series 1998-4, Class A5,
	6.18%, 04/01/2030	1,153,872
1,644,717	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034	1,597,009
318,212	IMC Home Equity
	Loan Trust,
	Series 1997-5, Class A10,
	6.88%, 11/20/2028	317,310
97,198	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.749%, 09/25/2034	91,515
112,644	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	105,674
	RAAC Series:
156,096	Series 2004-SP1, Class AI2,
	4.38%, 01/25/2022	155,182
1,263,903	Series 2004-SP1, Class AI4,
	5.285%, 08/25/2027	1,250,086
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	2,827,592
	Residential Asset
	Mortgage Products, Inc.:
1,489,580	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	1,475,602
1,000,000	Series 2005-RS1, Class AI6,
	4.713%, 01/25/2035	943,664
	Residential Asset
	Securities Corporation:
296,454	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033	281,536
287,045	Series 2004-KS2,
	Class AI6, 4.30%,
	03/25/2034	272,540
2,600,000	Stingray
	Pass-Thru Certificates,
	Series 2005, 5.902%,
	01/12/2015 (Acquired
	05/10/2007 and
	09/19/2007; Cost
	$1,520,000 and
	$775,000, respectively)*	1,482,000
	Structured Asset
	Securities Corporation:
332,311	Series 2004-11XS,
	Class 1A3A, 4.76%,
	06/25/2034	330,910
24,959	Series 2004-16XS,
	Class A2, 4.91%,
	08/25/2034	24,886
1,500,000	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035	1,483,871
		70,927,398
Financial – 12.6%
	American General Finance
	Corporation Notes,
500,000	6.90%, 12/15/2017	500,500
	American General Finance
	Corporation Senior Notes,
1,250,000	8.45%, 10/15/2009	1,306,644

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Financial – 12.6% (cont.)
$200,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	$210,370
275,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	263,389
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	256,223
1,065,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%, 07/15/2015	1,341,371
1,435,000	Bank of
	Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	1,552,014
929,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	1,050,467
330,000	Bankers Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	362,100
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 03/06/2008)	2,265,956
2,000,000	Capmark Financial
	Group, Inc.,
	6.30%, 05/10/2017
	(Acquired 05/03/2007;
	Cost $1,996,780)*	1,490,926
325,000	CIT Group
	Company of Canada,
	5.20%, 06/01/2015 f	278,251
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	440,101
1,670,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	1,212,585
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	2,088,382
1,231,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,287,752
	Corp Andina De
	Fomento Notes: f
50,000	7.375%, 01/18/2011	53,340
340,000	5.75%, 01/12/2017	336,605
3,575,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	2,057,656
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Acquired 05/23/2007;
	Cost $1,000,000)* f	927,751
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 03/03/2008)	3,270,962
725,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	756,709
728,232	First National
	Bank of Chicago
	Pass-Thru Certificates,
	8.08%, 01/05/2018	865,059
3,975,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	4,261,065
1,748,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 03/06/2008)	1,817,270
4,107,000	First Union
	Institutional Capital I,
	8.04%, 12/01/2026
	(Callable 03/06/2008)	4,259,969

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Financial – 12.6% (cont.)
$1,460,000	First Union
	Institutional Capital II,
	7.85%, 01/01/2027
	(Callable 03/06/2008)	$1,518,734
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 03/06/2008)	2,597,700
2,300,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003,
	03/15/2007, 07/31/2007,
	09/05/2007, and
	12/21/2007; Cost $250,768,
	$415,463, $661,409,
	$262,097, and $620,269,
	respectively)*	2,343,755
	General Motors Acceptance
	Corporation Notes:
100,000	7.25%, 03/02/2011	87,654
150,000	6.75%, 12/01/2014	120,982
1,575,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 10/31/2005
	and 12/04/2006; Cost
	$496,425, $122,281,
	$231,168 and $695,590,
	respectively)*	1,584,220
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,065,682
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	and 11/08/2007; Cost
	$1,000,000 and
	$1,783,656, respectively)*	2,804,362
500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	and 01/26/2005; Cost
	$150,908 and $345,000,
	respectively)*	558,588
1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003,
	09/05/2007, and
	12/17/2007; Cost
	$274,373, $754,725, and
	$957,971, respectively)*	2,136,948
2,100,000	HSBC Holdings PLC,
	6.50%, 09/15/2037 f	2,035,381
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026
	(Acquired 03/08/2007;
	Cost $415,969)*	416,164
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027
	(Callable 02/22/2008)
	(Acquired 11/06/2007;
	Cost $521,455)*	521,823
900,000	J.P. Morgan Chase &
	Company Notes,
	5.875%, 03/15/2035	771,526
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,121,802

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Financial – 12.6% (cont.)
	Lehman Brothers
	Holdings, Inc. Notes:
$750,000	8.50%, 08/01/2015	$853,448
2,425,000	6.50%, 07/19/2017	2,453,753
565,000	Liberty Mutual Insurance
	Notes, 7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,510)*	529,614
1,075,000	Lincoln National
	Corporation, 6.05%,
	04/20/2067 (Callable
	04/20/2017)	1,003,576
300,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	292,168
1,000,000	Merrill Lynch & Company,
	6.40%, 08/28/2017	1,015,958
1,174,000	Mony Group, Inc.,
	8.35%, 03/15/2010	1,279,350
475,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	445,006
510,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	621,733
1,996,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,123,726
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 03/06/2008)	4,500,859
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 03/06/2008)	2,355,597
1,100,000	Phoenix Companies,
	6.675%, 02/16/2008	1,101,298
1,000,000	Premium Asset
	Senior Notes,
	4.125%, 03/12/2009
	(Acquired 12/20/2006;
	Cost $935,000)*	977,994
4,750,000	Regions Financing
	Trust II,
	6.625%, 05/15/2047	3,925,319
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026
	(Callable 03/06/2008)	985,459
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	869,808
3,225,000	Residential Capital
	Corporation,
	6.875%, 06/30/2015	1,951,125
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	386,468
1,000,000	St. Paul Travelers, Inc.,
	6.75%, 06/20/2036	1,043,565
1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	995,736
3,500,000	Transamerica Corporation
	Debentures,
	9.375%, 03/01/2008	3,518,498
410,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	445,412
301,000	United Mexican States Notes,
	6.75%, 09/27/2034 f	332,454
2,000,000	Washington Mutual, Inc.,
	4.375%, 01/15/2008	1,993,918

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Financial – 12.6% (cont.)
$650,000	Washington Mutual
	Preferred Funding Trust I,
	6.534%, 03/29/2049
	(Callable 03/15/2011)
	(Acquired 07/31/2007;
	Cost $606,756)*	$401,329
2,380,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	2,409,776
750,000	Willis Group NA,
	5.625%, 07/15/2015	730,607
		93,742,292
Industrial – 11.1%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	457,617
75,000	American Standard Inc.,
	7.375%, 02/01/2008	75,089
	Ameritech Capital
	Funding Debentures:
1,450,748	9.10%, 06/01/2016	1,656,808
1,500,000	6.45%, 01/15/2018	1,577,296
1,000,000	Anadarko Petroleum
	Corporation,
	6.45%, 09/15/2036	1,018,336
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,217,282
250,000	7.70%, 05/01/2032	277,764
1,050,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	1,360,782
600,000	British Telecom PLC,
	9.125%, 12/15/2030 f	794,175
600,000	Bunge Ltd. Finance
	Corporation Notes,
	5.35%, 04/15/2014	580,938
375,000	Caesars Entertainment
	Senior Notes,
	7.50%, 09/01/2009	398,419
2,000,000	Century Tel
	Enterprises, Inc.,
	6.30%, 01/15/2008	2,000,568
800,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	582,911
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,079,272
825,000	Comcast Corporation
	Senior Subordinated Notes,
	10.625%, 07/15/2012	978,013
580,000	Conagra Foods, Inc.
	Senior Unsecured Notes,
	5.819%, 06/15/2017	581,607
120,000	ConAgra Foods, Inc.
	Subordinated Notes,
	9.75%, 03/01/2021	159,479
	Continental Airlines, Inc.
	Pass-Thru Certificates:
16,847	Series 1998-1,
	6.541%, 09/15/2009	16,721
119,511	Series 2000-2,
	8.312%, 10/02/2012	117,419
419,759	Series 1997-4,
	6.90%, 01/02/2018	426,055
	COX Communications, Inc.:
1,000,000	7.75%, 11/01/2010	1,066,644
1,775,000	7.125%, 10/01/2012	1,892,986
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,012,872
300,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	374,326

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Industrial – 11.1% (cont.)
$1,500,000	Donnelley (R.R.)
	& Sons Co.,
	6.125%, 01/15/2017	$1,479,052
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	867,623
1,900,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965)* f	1,908,940
635,000	FedEx Corporation,
	9.65%, 06/15/2012	744,508
690,908	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1,
	6.845%, 01/15/2019	781,493
3,400,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,460,517
475,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	447,687
403,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	336,505
650,000	Health Management
	Association,
	6.125%, 04/15/2016	563,482
625,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/02/2004
	and 02/08/2005; Cost
	$333,834 and $298,958,
	respectively)* f	649,687
850,000	Johnson Controls Inc.,
	Senior Notes,
	6.00%, 01/15/2036	810,183
1,000,000	Jones Intercable, Inc.,
	7.625%, 04/15/2008	1,005,902
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	475,324
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	393,672
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	874,677
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	986,294
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,476,929
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	361,942
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	397,784
2,800,000	PEMEX Project Funding
	Master Trust,
	5.75%, 03/01/2018
	(Acquired 10/17/2007;
	Cost $2,780,848)*	2,793,000
1,145,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,128,929
2,000,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,071,340
2,000,000	Premcor Refining
	Group Inc. Senior Notes,
	9.50%, 02/01/2013	2,099,356
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	299,250
200,000	7.25%, 02/15/2011	197,000
2,000,000	Santander Perpetual,
	6.671%, 10/29/2049
	(Callable 10/24/2017) f	2,005,376

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Industrial – 11.1% (cont.)
$5,370,000	Sealed Air Corporation
	Senior Notes, 5.375%,
	04/15/2008 (Acquired
	04/09/2003, 06/04/2007,
	06/06/2007, 07/03/2007,
	and 09/21/2007; Cost
	$248,650, $2,494,950,
	$249,488, $1,667,144,
	and $698,425,
	respectively)*	$5,366,950
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015)*	1,588,791
	Sprint Capital Corporation:
1,725,000	6.125%, 11/15/2008	1,727,137
358,000	8.75%, 03/15/2032	403,537
957,083	System Energy Resources,
	5.129%, 01/15/2014
	(Acquired 06/27/2006;
	Cost $915,015)*	980,206
1,000,000	Target Corporation,
	6.50%, 10/15/2037	1,005,101
680,000	TCI Communications,
	Inc. Debentures,
	7.875%, 08/01/2013	745,213
2,100,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	2,315,384
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,155,908
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	988,189
75,000	Thomson Corporation,
	5.75%, 02/01/2008 f	74,980
1,000,000	Time Warner Cable, Inc.,
	6.55%, 05/01/2037	1,020,696
3,000,000	Tyco Electronics Group
	S.A., 6.55%, 10/01/2017
	(Acquired 09/20/2007;
	Cost $2,989,950)* f	3,085,713
	Tyco International
	Group S.A.: f
1,468,000	6.125%, 01/15/2009	1,486,258
925,000	6.375%, 10/15/2011	957,279
300,000	6.00%, 11/15/2013	308,352
	United AirLines, Inc.
	Pass-Thru Certificates:
506,679	Series 2001-1,
	6.201%, 09/01/2008	504,146
269,803	Series 2000-2,
	7.762%, 12/31/2049	250,917
472,298	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1,
	6.85%, 01/30/2018	466,394
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	405,243
1,450,000	6.875%, 11/21/2036	1,466,836
1,200,000	Verizon Communications
	Debentures,
	6.84%, 04/15/2018	1,301,879
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	716,603
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,851,788
500,000	Vulcan Materials,
	7.15%, 11/30/2037	515,072
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	887,014
		81,895,417

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Mortgage Backed Securities – 39.6%
	Bank of America
	Alternative Loan Trust:
$590,991	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	$576,418
915,891	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	902,439
641,100	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	622,590
666,075	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	671,695
1,062,183	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	1,040,274
4,761,844	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	4,692,361
3,713,108	Series 2005-10, Class 5A1,
	5.25%, 11/25/2020	3,692,128
4,625,204	Series 2007-1, Class 4A1,
	6.098%, 04/25/2022	4,617,784
1,876,876	Series 2003-11, Class 2A1,
	6.00%, 01/25/2034	1,830,693
1,044,014	Series 2005-2, Class 1CB2,
	5.50%, 03/25/2035	1,025,744
1,414,855	Series 2005-9, Class 1CB3,
	5.50%, 10/25/2035	1,402,799
800,781	Series 2005-11, Class 1CB4,
	5.50%, 12/25/2035	800,222
2,586,750	Series 2006-5, Class CB7,
	6.00%, 06/25/2036	2,563,849
	Chase Mortgage Finance
	Corporation:
1,520,276	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	1,531,111
6,000,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	5,935,583
731,218	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	728,330
1,795,431	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	1,797,239
	Countrywide Alternative
	Loan Trust:
1,687,751	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	1,638,877
4,040,241	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	3,922,552
1,870,961	Series 2006-J5, Class 3A1,
	6.132%, 07/25/2021	1,878,427
2,410,785	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	2,413,420
5,726,359	Series 2002-11, Class A4,
	6.25%, 10/25/2032	5,683,357
3,000,000	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	2,996,704
3,628,326	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	3,622,267
834,721	Countrywide Home
	Loans, Inc.,
	Series 2003-39, Class A5,
	5.00%, 05/25/2012	835,594
1,493,452	CS First Boston Mortgage
	Securities Corp.,
	Series 2004-4, Class 2A5,
	5.50%, 06/25/2015	1,476,541

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Mortgage Backed Securities – 39.6% (cont.)
$2,271,486	Deutsche Securities Inc.
	Mortgage, Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	$2,281,036
6,895,523	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3,
	Class A1B, 7.34%,
	10/10/2032	7,149,731
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
1,673,738	6.00%, 06/01/2020	1,712,993
905,512	5.00%, 06/01/2023	897,133
1,833,576	6.50%, 06/01/2029	1,900,115
7,238,133	5.50%, 01/01/2036	7,225,997
5,334,892	6.00%, 12/01/2036	5,415,107
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
228,204	6.50%, 07/01/2014	236,418
844,116	5.50%, 11/01/2022	849,413
697,108	5.50%, 07/01/2023	700,836
7,300,499	5.50%, 04/01/2037	7,285,428
1,099,917	Series 3124, Class VP,
	6.00%, 06/15/2014	1,128,737
497,506	Series 2695, Class UA,
	5.50%, 09/15/2014	505,073
3,305,450	Series R007, Class AC,
	5.875%, 05/15/2016	3,350,540
3,962,563	Series R003, Class VA,
	5.50%, 08/15/2016	4,042,187
2,456,799	Series 3097, Class MC,
	6.00%, 11/15/2016	2,527,732
689,760	Series 2391, Class QR,
	5.50%, 12/15/2016	701,717
6,762,253	Series R009, Class AJ,
	5.75%, 12/15/2018	6,843,110
193,975	Series 206, Class E,
	0.00%, 07/15/2019^	177,757
975,947	Series R010, Class AB,
	5.50%, 12/15/2019	986,703
118,261	Series 141, Class D,
	5.00%, 05/15/2021	117,740
94,035	Series 1074, Class I,
	6.75%, 05/15/2021	93,882
592,325	Series 1081, Class K,
	7.00%, 05/15/2021	630,796
104,610	Series 163, Class F,
	6.00%, 07/15/2021	104,138
196,220	Series 188, Class H,
	7.00%, 09/15/2021	195,351
86,719	Series 1286, Class A,
	6.00%, 05/15/2022	86,579
2,600,000	Series 1694, Class PK,
	6.50%, 03/15/2024	2,737,308
24,856	Series 2141, Class N,
	5.55%, 11/15/2027	24,869
1,075,000	Series 2664, Class LG,
	5.50%, 07/15/2028	1,081,071
	Federal National Mortgage
	Association (FNMA):
1,281,706	5.50%, 07/01/2015	1,319,465
2,244,108	5.00%, 02/01/2018	2,249,511
2,777,227	5.00%, 12/01/2019	2,784,170
856,852	5.50%, 01/01/2023	862,784
2,658,386	5.50%, 07/01/2023	2,675,072
3,138,569	6.00%, 03/01/2026	3,196,331
7,681,128	6.00%, 05/01/2026	7,822,490
665,010	6.00%, 03/01/2033	677,504
520,742	5.00%, 11/01/2033	508,871
914,578	6.00%, 11/01/2034	929,995
5,399,044	5.50%, 02/01/2035	5,399,342

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Mortgage Backed Securities – 39.6% (cont.)
$7,377,634	5.50%, 02/01/2035	$7,378,041
3,878,055	5.00%, 11/01/2035	3,786,038
27,735,489	5.50%, 04/01/2036	27,718,570
2,260,327	5.50%, 11/01/2036	2,257,885
1,975,003	6.00%, 08/01/2037	1,989,141
7,374,417	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	7,473,349
1,000,000	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	1,000,492
500,000	Series 2003-24, Class PC,
	5.00%, 11/25/2015	500,349
94,388	Series 2002-56, Class MC,
	5.50%, 09/25/2017	96,016
498,215	Series 1989-37, Class G,
	8.00%, 07/25/2019	542,787
88,168	Series 1989-94, Class G,
	7.50%, 12/25/2019	94,861
22,762	Series 1990-58, Class J,
	7.00%, 05/25/2020	24,151
249,170	Series 1990-76, Class G,
	7.00%, 07/25/2020	257,880
94,486	Series 1990-105, Class J,
	6.50%, 09/25/2020	98,864
36,373	Series 1990-108, Class G,
	7.00%, 09/25/2020	37,972
58,833	Series 1991-1, Class G,
	7.00%, 01/25/2021	60,918
80,653	Series 1991-86, Class Z,
	6.50%, 07/25/2021	84,179
312,369	Series 2003-28, Class KA,
	4.25%, 03/25/2022	307,838
37,421	Series G92-30, Class Z,
	7.00%, 06/25/2022	39,460
949,995	Series 1993-58, Class H,
	5.50%, 04/25/2023	965,921
21,111	Series 2003-17, Class QR,
	4.50%, 11/25/2025	21,040
596,806	Series 1998-66, Class C,
	6.00%, 12/25/2028	605,906
98,093	Series 2003-44, Class AB,
	3.75%, 05/25/2033	93,052
3,064,017	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	3,064,362
5,424,148	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	5,344,669
7,750,000	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	7,729,775
	First Horizon Alternative
	Mortgage Securities:
1,269,198	Series 2005-FA7, Class 2A1,
	5.00%, 09/25/2020	1,228,264
1,968,875	Series 2006-FA6, Class 3A1,
	5.75%, 11/25/2021	1,957,268
3,543,781	Series 2006-FA8, Class 2A1,
	5.75%, 02/25/2037	3,474,966
2,800,000	First Union National Bank
	Commercial Mortgage
	Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	2,932,624
	GE Capital Commercial
	Mortgage Corporation:
6,351,554	Series 2000-1, Class A2,
	6.496%, 01/15/2033	6,624,339
2,865,000	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	2,888,497
6,200,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	6,262,784

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Mortgage Backed Securities – 39.6% (cont.)
$10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	$9,725,584
	Government National
	Mortgage Association
	(GNMA):
800,000	Series 2004-78, Class C,
	4.658%, 04/16/2029	790,037
535,602	6.00%, 11/20/2033	547,192
1,285,000	Series 2004-100, Class B,
	4.603%, 02/16/2043	1,261,522
1,517,166	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	1,508,582
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class 2A4R,
	5.457%, 01/25/2037	3,102,635
2,828,134	Series 2006-A7, Class 2A2,
	5.83%, 01/25/2037	2,831,000
6,100,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037	6,105,571
	Master Alternative
	Loans Trust:
3,510,770	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	3,422,448
2,478,265	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	2,464,332
934,789	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	926,025
779,558	Residential Accredit
	Loans, Inc.,
	Series 2004-QS6, Class A1,
	5.00%, 05/25/2019	760,013
800,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11,
	Class A2,
	4.00%, 06/25/2018	769,030
1,777,768	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	1,736,330
1,850,000	Wachovia Bank
	Commercial Mortgage Trust,
	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,845,721
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,619,084	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	2,608,446
4,721,512	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	4,692,919
1,677,675	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	1,704,414
1,114,861	Series 2004-CB4,
	Class 21A,
	5.50%, 12/25/2019	1,119,709
		293,177,798
Taxable Municipal Bonds – 1.1%
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	1,181,450
4,225,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	4,025,580

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Taxable Municipal Bonds – 1.1% (cont.)
	Tobacco Settlement
	Financing Corporation:
$300,000	Series 2001-A, Class A,
	5.92%, 06/01/2012	$299,304
2,550,008	Series 2001-A, Class A,
	6.36%, 05/15/2025	2,465,220
		7,971,554
Utilities – 4.1%
466,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	524,958
1,000,000	Canadian
	National Resources,
	6.25%, 03/15/2038 f	977,070
1,000,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	993,739
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	742,537
300,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	313,546
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	2,554,490
	Kinder Morgan Energy
	Partners Senior Notes:
600,000	6.30%, 02/01/2009	607,762
2,250,000	6.95%, 01/15/2038	2,361,366
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	814,681
219,601	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $226,772)*	219,983
	Korea Electric Power
	Corporation: f
100,000	7.75%, 04/01/2013	111,271
2,165,000	6.75%, 08/01/2027	2,489,072
1,035,000	MidAmerican Energy
	Holdings Company
	Senior Notes,
	7.52%, 09/15/2008	1,050,298
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,352,690
2,025,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	2,148,161
625,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	661,774
875,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	873,546
1,170,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	1,164,603
1,000,000	Plains All American
	Pipeline Senior Notes,
	5.625%, 12/15/2013	1,019,639
300,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	307,106
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	182,370
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	268,979
350,000	5.00%, 04/01/2014	335,409
1,578,572	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,937,286

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.9% (cont.)

Utilities – 4.1% (cont.)
$2,200,000	Rockies Express Pipeline
	LLC, 6.448%, 08/20/2009
	(Acquired 09/17/2007;
	Cost $2,193,767)*	$2,200,598
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,376,994
700,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	791,000
175,294	Tristate Gen & Trans Assn,
	Series 2003, 6.04%,
	01/31/2018 (Acquired
	10/14/2003;
	Cost $175,294)*	177,611
	Vectren Utility Holdings:
500,000	6.625%, 12/01/2011	529,420
500,000	5.25%, 08/01/2013	487,406
550,000	Williams Companies,
	Inc. Notes,
	8.125%, 03/15/2012	598,813
		30,174,178
U.S. Government Agency Issues – 7.8%
	Federal National Mortgage
	Association (FNMA):
51,375,000	6.00%, 05/15/2011	55,130,821
2,148,763	5.50%, 09/01/2034	2,148,881
		57,279,702
U.S. Treasury Obligations – 10.0%
61,825,000	U.S. Treasury Bonds,
	6.25%, 08/15/2023	74,020,971
	Total Long-Term
	Investments
	(Cost $705,960,491)	709,189,310

Shares

SHORT-TERM INVESTMENTS – 3.1%

Money Market Fund – 3.1%
23,045,979	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	23,045,979
	Total Short-Term
	Investments
	(Cost $23,045,979)	23,045,979

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 29.2%

Certificate of Deposit – 1.2%
$8,795,938	Barclays Bank,
	5.15%, 2/12/08	8,799,808

Commercial Paper – 7.9%
6,596,954	Alianz Finance Corporation,
	5.06%, 01/16/08	6,583,100
	Atlantic Asset
	Securitization Corp.:
1,319,391	6.13%, 01/04/08	1,318,705
2,198,985	5.447%, 01/25/08	2,191,772
2,198,985	Barton Capital Corporation,
	5.835%, 01/10/08	2,196,104
2,198,985	GovCo LLC,
	5.584%, 01/15/08	2,194,653

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 29.2% (cont.)

Commercial Paper – 7.9% (cont.)
$5,751,372	KKR Atlantic
	Funding Trust,
	5.205%, 03/13/08 #	$5,659,655
3,952,895	Kitty Hawk Funding Corp.,
	5.323%, 01/25/08	3,939,929
8,795,938	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	8,760,403
4,486,575	Rams Funding Three LLC,
	5.386%, 02/11/08	4,486,575
2,198,985	Ranger Funding Company
	LLC, 5.456%, 01/11/08	2,195,818
3,078,578	Sheffield Receivables,
	6.099%, 01/04/08	3,076,977
7,036,750	Sigma Finance,
	4.62%, 02/11/08	6,847,462
2,198,985	Thunder Bay Funding
	LLC, 5.839%, 01/14/08	2,194,938
2,198,985	Tulip Funding
	Corporation, 5.627%,
	01/03/08	2,198,127
2,198,985	Variable Funding Capital
	Corporation, 5.492%,
	01/18/08	2,193,795
2,198,985	Windmill Funding,
	6.136%, 01/10/08	2,196,104
		58,234,117

Shares

Money Market Mutual Funds – 2.8%
10,373,958	Merrill Lynch Premier
	Institutional Fund	10,373,958
10,290,872	Reserve Primary Fund	10,290,872
		20,664,830

Principal
Amount

Repurchase Agreements – 17.3%
$10,994,922	BNP Paribas, 4.70%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 6.00%,
	11/01/37, valued at
	$11,159,795.
	Repurchase proceeds
	are $10,997,793.)	10,994,922
21,989,845	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	AID – ISRAEL Government
	Guaranteed Zero Coupon
	Bonds, 09/15/13 – 11/15/21
	and U.S. Treasury Receipts,
	08/15/13, valued at
	$22,487,316.
	Repurchase proceeds
	are $21,995,404.)	21,989,845
21,989,845	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	U.S. Treasury Receipts,
	08/15/08 – 08/15/13, valued
	at $22,429,642.
	Repurchase proceeds
	are $21,995,404.)	21,989,845

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 29.2% (cont.)

Repurchase Agreements – 17.3% (cont.)
$8,356,141	Credit Suisse, 4.64%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.434–6.50%,
	11/25/36 – 01/15/49,
	valued at $8,774,248.
	Repurchase proceeds
	are $8,358,296.)	$8,356,141
21,989,845	Goldman Sachs, 4.62%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Wells Fargo
	Collateralized Mortgage
	Obligation, 6.00%,
	08/25/37, valued at
	$22,407,120.
	Repurchase proceeds
	are $21,995,489.)	21,989,845
10,994,922	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Morgan Stanley Senior
	Subordinated Note,
	4.955%, 09/26/08, valued
	at $13,193,907.
	Repurchase proceeds
	are $10,997,763.)	10,994,922
32,105,174	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 5.315%,
	09/25/35, valued at
	$32,756,074.
	Repurchase proceeds
	are $32,113,824.)	32,105,174
		128,420,694
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $216,212,786)	216,119,449
	Total Investments
	(Cost $945,219,256) –
	128.2%	948,354,738
	Liabilities in Excess of
	Other Assets – (28.2)%	(208,410,938)
	TOTAL NET
	ASSETS – 100.0%	$739,943,800

^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

December 31, 2007

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 7-Year General Obligation Bond Index.  The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

The Fund generated solid positive investment returns in 2007 that were in line with its benchmark index.  The Fund’s focus on high quality issues helped the Fund’s relative performance as high quality issues outperformed low quality issues significantly in 2007.  The Fund’s minimal exposure to shorter maturities detracted slightly from the Fund’s relative performance as the yield curve steepened significantly in 2007.  We continue to emphasize high quality, intermediate holdings for the Fund and are optimistic regarding the Fund’s relative performance prospects for the coming year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$106,980,227	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.49%	Investor Class:	0.55%	***
Investor Class:	3.25%	Portfolio Turnover Rate:	5.6%
Average Effective Duration:	4.94 years	Total Number of Holdings:	73
Average Effective Maturity:	5.83 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2007.
***	Includes 0.25% 12b-1 fee.

Baird Intermediate Municipal Bond Fund

Baird Intermediate Municipal Bond Fund –
Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Baird Intermediate Municipal Bond Fund –
Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2007	One Year	Five Years	Inception(1)
Baird Intermediate Municipal Bond Fund – Institutional Class Shares	4.93%	3.50%	4.89%
Baird Intermediate Municipal Bond Fund – Investor Class Shares	4.68%	3.26%	4.63%
Lehman Brothers 7-Year General Obligation Bond Index(2)	5.08%	4.00%	4.77%

(1)	For the period from March 30, 2001 (commencement of operations) through December 31, 2007.
(2)
The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

MUNICIPAL BONDS – 95.4%

Arizona – 5.2%
$1,415,000	Arizona Health Facilities
	Authority Hospital
	Revenue, 6.375%,
	12/01/2037 (Pre-refunded
	to 12/01/2012)	$1,618,534
2,375,000	Arizona School Facilities
	Board Revenue, 5.75%,
	07/01/2018 (Pre-refunded
	to 07/01/2014)	2,699,140
1,000,000	Pima County Arizona
	Industrial Development
	Authority, 7.125%,
	07/01/2024 (Pre-refunded
	to 07/01/2014)	1,198,600
		5,516,274
Arkansas – 0.4%
400,000	Springdale Arkansas Sales
	& Use Tax Revenue, 4.00%,
	07/01/2016 (Pre-refunded
	to various dates)	401,440

California – 0.8%
500,000	Golden State Tobacco
	Securitization Corporation,
	6.25%, 06/01/2033	548,095
290,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (ETM)	323,460
		871,555
Colorado – 5.0%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,470,760
70,000	Colorado Springs Colorado
	Utilities Revenue, 5.80%,
	11/15/2010 (ETM)	73,142
2,550,000	Denver Colorado
	Convention Center &
	Hotel Authority Revenue,
	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	2,776,619
		5,320,521
Delaware – 1.5%
1,500,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,637,475

Florida – 10.9%
5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	5,463,900
2,355,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,673,867
1,600,000	Islands at Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	1,807,200
300,000	Jacksonville Florida Health
	Facility Authority Hospital
	Revenue, 11.50%,
	10/01/2012 (ETM)	406,026

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

MUNICIPAL BONDS – 95.4% (cont.)

Florida – 10.9% (cont.)
$150,000	Orange County Florida
	Health Revenue, 8.75%,
	10/01/2009 (ETM)	$159,831
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,184,590
		11,695,414
Georgia – 1.1%
1,020,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (ETM)	1,173,367

Illinois – 5.3%
1,000,000	Chicago Illinois General
	Obligation Project and
	Refunding, 5.00%,
	01/01/2017 (FSA Insured)	1,087,070
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation,
	7.00%, 12/01/2010 (ETM)	1,595,822
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,911,467
1,000,000	Lake County Community
	High School District
	No. 128,
	5.00%, 01/01/2013	1,072,410
		5,666,769
Indiana – 0.3%
285,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	357,045

Iowa – 1.5%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(MBIA Insured)	1,089,649
470,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (ETM)	506,345
		1,595,994
Louisiana – 2.9%
400,000	Houma-Terrebonne
	Public Trust Financing
	Authority, 7.30%,
	04/01/2010 (ETM)	434,452
1,000,000	Houma-Terrebonne
	Public Trust Financing
	Authority Single Family
	Mortgage Revenue, 7.30%,
	04/01/2011 (ETM)	1,119,980
1,450,000	Jefferson Parish
	Louisiana Home Mortgage
	Authority, 7.10%,
	08/01/2010 (ETM)	1,592,056
		3,146,488
Massachusetts – 5.9%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	6,338,171

Michigan – 1.0%
1,000,000	Cornell Township Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018 (Pre-refunded
	to 05/01/2012)	1,105,490

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

MUNICIPAL BONDS – 95.4% (cont.)

Minnesota – 0.6%
$600,000	Western Minnesota
	Municipal Power
	Agency, 6.375%,
	01/01/2016 (ETM)	$659,748

Mississippi – 0.9%
600,000	Mississippi
	Housing Financial
	Corporation, 0.00%,
	06/01/2015 (ETM) ^	456,300
475,000	Mississippi State, 6.20%,
	02/01/2008 (ETM)	476,145
		932,445
Missouri – 2.2%
2,000,000	St. Louis County Industrial
	Development Authority,
	6.625%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	2,336,720

Nevada – 2.0%
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,145,996

New Jersey – 3.6%
1,000,000	New Jersey State
	Transportation Trust Fund
	Authority, 6.00%,
	12/15/2017 (Pre-refunded
	12/15/2011)	1,104,600
	New Jersey State Turnpike
	Authority: (ETM)
262,000	6.75%, 01/01/2009	264,402
130,000	6.50%, 01/01/2016	150,478
2,000,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,281,480
		3,800,960
New York – 1.2%
1,000,000	New York, New York,
	5.00%, 03/01/2016
	(FGIC Insured)	1,077,790
225,000	TSASC Inc. New York,
	4.75%, 06/01/2022	212,859
		1,290,649
North Carolina – 0.2%
225,000	North Carolina
	Eastern Municipal Power
	Agency Power Systems
	Revenue, 6.40%,
	01/01/2021 (ETM)	269,597

Ohio – 0.2%
150,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (ETM)	174,281

Oklahoma – 2.5%
2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	2,656,086

Pennsylvania – 2.1%
780,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	935,634

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

MUNICIPAL BONDS – 95.4% (cont.)

Pennsylvania – 2.1% (cont.)
$1,160,000	Pittsburgh Pennsylvania
	Water & Sewer
	Authority, 7.25%,
	09/01/2014 (ETM)	$1,313,143
		2,248,777
South Carolina – 0.3%
285,000	Greenville South
	Carolina Waterworks
	Revenue, 7.00%,
	02/01/2010 (ETM)	307,281

South Dakota – 0.7%
665,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	752,348

Tennessee – 2.0%
335,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	347,532
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,815,792
		2,163,324
Texas – 33.2%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,207,687
1,000,000	Copperas Cove Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,084,160
1,500,000	Cypress-Fairbanks Texas
	Independent School
	District, 5.00%,
	02/15/2017
	(PSF Guaranteed)	1,623,525
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(PSF Guaranteed)	1,881,571
1,000,000	Georgetown Texas
	Independent School
	District, 5.00%,
	02/15/2016
	(PSF Guaranteed)	1,079,320
2,000,000	Harris County Texas,
	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,199,080
1,720,000	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue, 5.50%,
	10/01/2019 (ETM)	1,959,476
5,050,000	Houston Texas Health
	Corporate Retirement
	Facilities Revenue, 7.125%,
	02/15/2034 (Pre-refunded
	to 02/15/2014)	6,087,219
1,920,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (ETM)	2,308,301
1,315,000	La Porte Texas
	Independent School District,
	5.00%, 02/15/2018
	(MBIA Insured)	1,401,527

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

MUNICIPAL BONDS – 95.4% (cont.)

Texas – 33.2% (cont.)
$1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(PSF Guaranteed)	$1,875,709
1,050,000	Magnolia Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,149,855
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(PSF Guaranteed)	1,347,427
1,295,000	Rockwall Texas Independent
	School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	1,410,385
775,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	814,812
1,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	1,782,551
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(PSF Guaranteed)	2,155,940
575,000	Socorro Texas Independent
	School District,
	5.25%, 08/15/2012
	(PSF Guaranteed)	621,581
345,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	370,609
1,900,000	Trinity River Authority Texas
	Revenue, 5.50%, 02/01/2021
	(MBIA Insured)	2,092,869
1,000,000	University of Houston
	Texas, 5.25%, 02/15/2012
	(FSA Insured)	1,074,400
		35,528,004
Utah – 0.7%
605,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (ETM)	699,604

Washington – 1.2%
1,000,000	Snohomish County
	Washington Public Utilities
	Revenue, 6.80%,
	01/01/2020 (ETM)	1,245,860
	Total Municipal Bonds
	(Cost $100,318,199)	102,037,683

Shares

SHORT-TERM INVESTMENTS – 3.0%

Money Market Fund – 3.0%
3,215,600	Fidelity Institutional
	Tax-Exempt Portfolio	3,215,600
	Total Short-Term
	Investments
	(Cost $3,215,600)	3,215,600
	Total Investments
	(Cost $103,533,799) –
	98.4%	105,253,283
	Other Assets in Excess
	of Liabilities – 1.6%	1,726,944
	TOTAL NET
	ASSETS – 100.0%	$106,980,227

ETM – Escrowed to Maturity
^      Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

December 31, 2007

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index.  The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The Fund delivered strong nominal returns in 2007 although it underperformed its benchmark index.  The primary factors for the underperformance were:

•	The Fund’s overweight relative to the benchmark in AAA-rated mortgage-backed and asset-backed securities which underperformed as general market prices on securities in these sectors weakened;

•	Weak performance of specific individual corporate issues, particularly those in the finance and brokerage sector; and

•	The Fund’s overweighting of BBB-rated corporate bonds relative to the benchmark, which generally did not perform as well as higher-rated bonds.

The Fund’s underweighting of below investment grade emerging market issuers was a positive for the portfolio’s performance in 2007.  The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of 200 securities at year-end.

The Fund ended 2007 with a yield advantage versus its benchmark index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (asset-backed securities and collateralized mortgage-backed obligations), enhance the Fund’s prospects of adding value over its benchmark in the coming year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$116,895,555	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.32%	Investor Class:	0.55%	***
Investor Class:	5.07%	Portfolio Turnover Rate:	47.4%
Average Effective Duration:	4.49 years	Total Number of Holdings:	200
Average Effective Maturity:	6.85 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2007.
***	Includes 0.25% 12b-1 fee.

Baird Core Plus Bond Fund

Baird Core Plus Bond Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Core Plus Bond Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Core Plus Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2007	One Year	Five Years	Inception(1)
Baird Core Plus Bond Fund – Institutional Class Shares	5.99%	5.99%	6.86%
Baird Core Plus Bond Fund – Investor Class Shares	5.80%	5.73%	6.59%
Lehman Brothers U.S. Universal Bond Index(2)	6.50%	4.99%	6.42%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2007.
(2)
The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4%

Asset Backed Securities – 10.3%
$900,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	5.0675%, 02/15/2013	$894,802
282,214	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.405%, 12/25/2027	281,292
600,000	Bayview Financial
	Acquisition Trust,
	Series 2007-A,
	6.205%, 05/28/2037	579,131
57,049	Contimortgage Home
	Equity Loan Trust,
	Series 1997-5, Class A6,
	6.87%, 03/15/2024	56,940
	Countrywide Asset-Backed
	Certificates:
600,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	578,980
1,000,000	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	966,261
400,000	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	375,925
1,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	981,921
1,300,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	1,263,357
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	598,793
475,000	Discover Card Master Trust I,
	Series 2005-2, Class A,
	5.06%, 04/17/2012	473,515
1,500,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,444,394
	GMAC Mortgage
	Corporation Loan Trust:
19,022	Series 2004-HE5, Class A3,
	3.97%, 09/25/2034	18,910
500,000	Series 2005-HE3, Class A2,
	3.526%, 02/25/2036	494,908
	Green Tree Financial
	Corporation:
35,149	Series 1997-1, Class A5,
	6.86%, 03/15/2028	36,903
102,118	Series 1997-4, Class A5,
	6.88%, 02/15/2029	107,354
303,306	Series 1998-3, Class A5,
	6.22%, 03/01/2030	316,783
397,459	Series 1998-4, Class A5,
	6.18%, 04/01/2030	390,600
64,368	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	60,385
	Renaissance Home
	Equity Loan Trust:
519,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	515,849
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	490,082
278,847	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7,
	4.85%, 11/25/2033	273,543

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Asset Backed Securities – 10.3% (cont.)
$381,155	Residential Asset
	Securities Corporation,
	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033	$361,975
400,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007,
	Cost $380,000)*	228,000
300,000	Structured Asset Securities
	Corporation, Series
	2005-7XS, Class 1A4B,
	5.44%, 04/25/2035	296,774
		12,087,377
Financial – 9.9%
1,000,000	American General Finance
	Corporation Notes,
	6.90%, 12/15/2017	1,001,000
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	551,666
300,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	377,851
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 03/06/2008)	208,364
170,000	Capmark Financial Group,
	Inc., 5.875%, 05/10/2012
	(Acquired 08/06/2007;
	Cost $152,024)*	134,566
	CIT Group, Inc.:
250,000	7.625%, 11/30/2012	253,401
400,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	290,439
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	730,934
625,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	359,730
424,000	Equitable Cos, Inc.,
	6.50%, 04/01/2008	425,920
500,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	499,658
500,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 03/03/2008)	521,684
600,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	643,179
250,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 03/06/2008)	259,907
	General Motors Acceptance
	Corporation Notes:
75,000	7.75%, 01/19/2010	69,961
250,000	6.75%, 12/01/2014	201,637
350,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	and 12/04/2006; Cost
	$148,928 and $198,740,
	respectively)*	352,049

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Financial – 9.9% (cont.)
$30,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006;
	Cost $33,031)*	$33,136
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $115,000)*	111,717
300,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	246,584
300,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	278,703
400,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015	456,260
375,000	Liberty Mutual
	Insurance Notes,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $239,982)*	351,514
500,000	Manufacturer &
	Traders Trust Co.,
	6.625%, 12/04/2017	499,861
100,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	97,389
300,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	281,639
475,000	Popular North
	America Inc.,
	5.65%, 04/15/2009	479,650
100,000	Principal Financial
	Group (AU) Senior Notes,
	8.20%, 08/15/2009
	(Acquired 09/16/2005;
	Cost $112,015)* f	106,067
1,300,000	Regions Financing Trust II,
	6.625%, 05/15/2077
	(Callable 05/15/2027)	1,074,298
375,000	Residential
	Capital Corporation,
	6.875%, 06/30/2015	226,875
200,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	211,499
300,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	281,336
		11,618,474
Industrial – 11.6%
300,000	AOL Time Warner, Inc.,
	7.625%, 04/15/2031	331,986
100,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	129,598
443,210	Atlas Air, Inc.
	Pass-Thru Certificates,
	Series 2000-1,
	8.707%, 01/02/2019	460,938
	Bunge Limited Finance
	Corporation Notes:
150,000	5.35%, 04/15/2014	145,234
100,000	5.10%, 07/15/2015	94,713
375,000	Clear Channel
	Communications,
	4.50%, 01/15/2010	346,875

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Industrial – 11.6% (cont.)
	Continental Airlines, Inc.
	Pass-Thru Certificates:
$78,170	Series 1998-1,
	6.541%, 09/15/2009	$77,584
204,875	Series 2000-2,
	8.312%, 10/02/2012	201,290
64,318	Series 1997-4,
	6.90%, 01/02/2018	65,283
100,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	104,622
100,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	124,775
250,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	246,509
400,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $398,940)* f	401,882
353,418	Federal Express Corporation
	Pass-Thru Certificates,
	Series B2, 7.110%,
	01/02/2014	388,332
500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)
	(Acquired 10/17/2007;
	Cost $479,375)*	465,000
475,000	Fiserv, Inc.,
	6.125%, 11/20/2012	483,455
400,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	334,000
175,000	General Motors Nova
	Scotia Finance Company,
	6.85%, 10/15/2008 f	172,375
350,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	352,788
350,000	Health Management
	Association,
	6.125%, 04/15/2016	303,414
150,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/23/2005;
	Cost $161,474)* f	155,925
322,000	Marathon Oil
	Corporation Debentures,
	9.125%, 01/15/2013	381,932
350,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	383,645
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066)* f	198,892
400,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010 f	442,000
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	295,789
500,000	Sealed Air Corporation
	Senior Notes,
	5.375%, 04/15/2008
	(Acquired 09/27/2007;
	Cost $499,100)*	499,716
200,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $197,602)* f	211,839

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Industrial – 11.6% (cont.)
$300,000	Sprint Capital
	Corporation,
	8.75%, 03/15/2032	$338,159
250,000	Sungard Data Systems
	Inc. Notes,
	3.75%, 01/15/2009	242,500
175,000	TCI Communications,
	Inc. Debentures,
	7.875%, 08/01/2013	191,783
350,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	385,897
200,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	210,472
92,000	Time Warner Companies,
	Inc., 6.875%, 06/15/2018	96,474
25,000	Time Warner Entertainment
	Senior Notes,
	8.875%, 10/01/2012	28,068
500,000	Transocean Inc.,
	6.80%, 03/15/2038 f	510,174
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037
	(Acquired 09/20/2007;
	Cost $497,720)* f	526,374
	Tyco International
	Group S.A.: f
150,000	6.125%, 01/15/2009	151,866
50,000	6.00%, 11/15/2013	51,392
	United AirLines, Inc.
	Pass-Thru Certificates:
259,098	Series 2001-1,
	6.201%, 09/01/2008	257,802
73,583	Series 2000-2,
	7.762%, 12/31/2049	68,432
250,000	Univision
	Communication, Inc.,
	3.875%, 10/15/2008	244,062
921,311	U.S. Airways Pass-Thru
	Trust, Series 1998-1,
	7.35%, 07/30/2019	829,180
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	115,784
125,000	6.875%, 11/21/2036	126,451
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	159,245
150,000	Viacom, Inc.
	Senior Notes,
	6.25%, 04/30/2016	150,911
500,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	493,810
500,000	Vulcan Materials,
	7.15%, 11/30/2037	515,073
		13,494,300
Mortgage Backed Securities – 35.3%
	Bank of America
	Alternative Loan Trust:
187,444	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	183,578
376,381	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	366,208
700,000	Chase Mortgage Finance
	Corporation, Series
	2006-A1, Class 2A3,
	6.00%, 09/25/2036	692,485
	Citigroup Mortgage
	Loan Trust, Inc.:
253,899	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	254,155
368,071	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	367,975

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Mortgage Backed Securities – 35.3% (cont.)
	Countrywide Alternative
	Loan Trust:
$372,372	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	$361,526
321,438	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	321,789
425,531	Deutsche Securities Inc.
	Mortgage, Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	427,320
967,114	DLJ Commercial Mortgage
	Corporation, Series
	1999-CG3, Class A1B,
	7.34%, 10/10/2032	1,002,767
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
609,699	5.50%, 11/01/2017	618,382
612,585	5.00%, 12/01/2020	613,186
314,366	6.00%, 06/01/2021	321,597
167,769	6.50%, 12/01/2028	173,904
80,939	6.50%, 06/01/2029	83,876
	Federal Home Loan Mortgage
	Corporation (FHLMC):
1,077,287	5.00%, 05/01/2021	1,078,344
1,963,210	5.50%, 04/01/2037	1,959,158
351,514	Series 3122, Class VA,
	6.00%, 01/15/2017	361,534
2,904,183	Series R010, Class VA,
	5.50%, 04/15/2017	2,967,187
2,173,700	Series R010, Class AB,
	5.50%, 12/15/2019	2,197,656
17,005	Series 1053, Class G,
	7.00%, 03/15/2021	16,951
37,174	Series 136, Class E,
	6.00%, 04/15/2021	37,073
300,000	Series 2673, Class NC,
	5.50%, 05/15/2021	304,515
257,142	Series 2804, Class VC,
	5.00%, 07/15/2021	255,277
34,863	Series 1122, Class G,
	7.00%, 08/15/2021	34,806
81,662	Series 1186, Class I,
	7.00%, 12/15/2021	85,834
208,064	Series 3132, Class MA,
	5.50%, 12/15/2023	210,405
172,465	Series 2598, Class QC,
	4.50%, 06/15/2027	171,346
	Federal National Mortgage
	Association (FNMA):
256,947	5.00%, 02/01/2018	257,566
179,074	5.00%, 10/01/2018	179,522
178,942	5.00%, 11/01/2018	179,389
144,508	5.50%, 03/01/2023	145,415
862,082	5.50%, 07/01/2023	867,493
1,181,596	5.50%, 12/01/2023	1,189,013
313,857	6.00%, 03/01/2026	319,633
131,215	6.50%, 09/01/2028	136,004
255,874	6.50%, 02/01/2029	265,213
213,409	5.50%, 01/01/2032	213,788
210,709	5.50%, 02/01/2035	210,720
2,238,877	5.50%, 02/01/2035	2,239,001
4,280,557	5.50%, 04/01/2036	4,277,945
1,975,003	6.00%, 08/01/2037	1,989,141
16,808	Series 1989-94, Class G,
	7.50%, 12/25/2019	18,084
68,429	Series 1990-15, Class J,
	7.00%, 02/25/2020	71,283
13,269	Series 1991-21, Class J,
	7.00%, 03/25/2021	14,023

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Mortgage Backed Securities – 35.3% (cont.)
$252,565	Series 1991-43, Class J,
	7.00%, 05/25/2021	$267,998
327,347	Series 1991-65, Class Z,
	6.50%, 06/25/2021	343,313
514,960	Series 1992-129, Class L,
	6.00%, 07/25/2022	528,488
100,388	Series 1993-32, Class H,
	6.00%, 03/25/2023	101,649
536,659	Series 1993-58, Class H,
	5.50%, 04/25/2023	545,655
216,208	Series 2003-31, Class KG,
	4.50%, 12/25/2028	216,302
47,067	Series 2003-44, Class AB,
	3.75%, 05/25/2033	44,648
846,405	Series 2004-W6,
	Class 1A6, 5.50%,
	07/25/2034	834,003
	First Horizon Alternative
	Mortgage Securities:
319,493	Series 2006-FA6, Class 3A1,
	5.75%, 11/25/2021	317,609
531,567	Series 2006-FA8, Class 2A1,
	5.75%, 02/25/2037	521,245
825,000	First Union National Bank
	Commercial Mortgage
	Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	864,077
	GE Capital Commercial
	Mortgage Corporation:
773,066	Series 2000-1, Class A2,
	6.496%, 01/15/2033	806,268
600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	606,076
	Government National
	Mortgage Association
	(GNMA):
148,556	6.00%, 12/20/2028	152,133
54,498	6.50%, 01/20/2029	56,540
142,827	6.00%, 11/20/2033	145,918
821,263	Series 2003-2, Class PB,
	5.50%, 03/20/2032	831,678
	J.P. Morgan Mortgage Trust:
500,000	Series 2006-A7, Class 2A4R,
	5.457%, 01/25/2037	500,425
700,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037	700,639
	Master Alternative
	Loans Trust:
1,003,077	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	977,842
601,760	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	598,734
184,125	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	182,399
1,250,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,247,108
	Washington Mutual, Inc.
	Pass-Thru Certificates:
204,852	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	204,020
662,163	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	658,153
218,234	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	221,712

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

Mortgage Backed Securities – 35.3% (cont.)
$1,200,000	Washington Mutual
	Preferred Funding Trust III,
	6.895%, 06/29/2049
	(Callable 06/15/2012)
	(Acquired 12/12/2007;
	Cost $726,000)*	$708,000
		41,224,699
Taxable Municipal Bonds – 0.6%
500,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	476,400
261,849	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	253,143
		729,543
Utilities – 3.9%
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	173,382
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	202,122
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	148,507
1,000,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	1,021,796
250,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.95%, 01/15/2038	262,374
300,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	271,560
73,200	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $81,129)*	73,328
400,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	423,536
50,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	49,917
300,000	Pepco Holdings, Inc.,
	6.125%, 06/01/2017	305,147
200,000	PPL Energy Supply LLC,
	6.20%, 05/15/2016	200,835
200,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	208,423
287,013	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	352,234
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502)*	295,070
87,647	Tristate Gen & Trans Assn,
	Series 2003, 6.04%,
	01/31/2018 (Acquired
	10/14/2003; Cost $89,596)*	88,805
200,000	TXU Corporation,
	6.375%, 01/01/2008	200,000
	Williams Cos. Inc. Notes:
100,000	7.125%, 09/01/2011	105,625
200,000	7.875%, 09/01/2021	221,750
		4,604,411
U.S. Government Agency Issues – 15.1%
16,400,000	Federal National Mortgage
	Association (FNMA),
	6.00%, 05/15/2011	17,598,938

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 96.4% (cont.)

U.S. Treasury Obligations – 9.7%
$9,425,000	U.S. Treasury Bond,
	6.25%, 08/15/2023	$11,284,232
	Total Long-Term
	Investments
	(Cost $112,069,688)	112,641,974

Shares

SHORT-TERM INVESTMENTS – 2.3%

Money Market Fund – 2.3%
2,714,893	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	2,714,893
	Total Short-Term
	Investments
	(Cost $2,714,893)	2,714,893

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 36.2%

Certificate of Deposit – 1.5%
$1,721,872	Barclays Bank,
	5.15%, 2/12/08	1,722,630

Commercial Paper – 9.8%
1,291,404	Alianz Finance Corporation,
	5.06%, 01/16/08	1,288,692
	Atlantic Asset
	Securitization Corp.:
258,281	6.13%, 01/04/08	258,147
430,468	5.447%, 01/25/08	429,056

430,468	Barton Capital
	Corporation,
	5.835%, 01/10/08	429,904
430,468	GovCo LLC,
	5.584%, 01/15/08	429,620
1,125,875	KKR Atlantic
	Funding Trust,
	5.205%, 03/13/08 #	1,107,921
773,809	Kitty Hawk
	Funding Corp.,
	5.323%, 01/25/08	771,271
1,721,872	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	1,714,916
878,281	Rams Funding Three LLC,
	5.386%, 02/11/08	878,281
430,468	Ranger Funding Company
	LLC, 5.456%, 01/11/08	429,848
602,655	Sheffield Receivables,
	6.099%, 01/04/08	602,342
1,377,498	Sigma Finance,
	4.62%, 02/11/08	1,340,443
430,468	Thunder Bay Funding
	LLC, 5.839%, 01/14/08	429,676
430,468	Tulip Funding
	Corporation,
	5.627%, 01/03/08	430,300
430,468	Variable Funding
	Capital Corporation,
	5.492%, 01/18/08	429,452
430,468	Windmill Funding,
	6.136%, 01/10/08	429,904
		11,399,773

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Shares		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 36.2% (cont.)

Money Market Mutual Funds – 3.4%
2,030,782	Merrill Lynch Premier
	Institutional Fund	$2,030,782
2,014,517	Reserve Primary Fund	2,014,517
		4,045,299
Principal
Amount

Repurchase Agreements – 21.5%
$2,152,341	BNP Paribas, 4.70%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 6.00%,
	11/01/37, valued at
	$2,184,615.
	Repurchase proceeds
	are $2,152,903.)	2,152,341
4,304,681	Citigroup, 4.55%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various AID – ISRAEL
	Government Guaranteed
	Zero Coupon Bonds,
	09/15/13 – 11/15/21 and
	U.S. Treasury Receipts,
	08/15/13, valued at
	$4,402,065. Repurchase
	proceeds are $4,305,769.)	4,304,681
4,304,681	Citigroup, 4.55%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various U.S. Treasury
	Receipts, 08/15/08 – 08/15/13,
	valued at $4,390,775.
	Repurchase proceeds
	are $4,305,769.)	4,304,681
1,635,779	Credit Suisse, 4.64%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.434–6.50%,
	11/25/36 – 01/15/49,
	valued at $1,717,626.
	Repurchase proceeds
	are $1,636,200.)	1,635,779
4,304,681	Goldman Sachs, 4.62%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Wells Fargo
	Collateralized Mortgage
	Obligation, 6.00%,
	08/25/37, valued at
	$4,386,366.
	Repurchase proceeds
	are $4,305,786.)	4,304,681
2,152,341	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Morgan Stanley Senior
	Subordinated Note,
	4.955%, 09/26/08,
	valued at $2,582,809.
	Repurchase proceeds
	are $2,152,897.)	2,152,341

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

Repurchase Agreements – 21.5% (cont.)
$6,284,834	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 5.315%,
	09/25/35, valued at
	$6,412,253.
	Repurchase proceeds
	are $6,286,528.)	$6,284,834
		25,139,338
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $42,315,525)	42,307,040
	Total Investments
	(Cost $157,100,106) –
	134.9%	157,663,907
	Liabilities in Excess of
	Other Assets – (34.9)%	(40,768,352)
	TOTAL NET
	ASSETS – 100.0%	$116,895,555

*	Restricted Security Deemed Liquid
f	Foreign Security
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

December 31, 2007

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The Fund delivered strong nominal returns in 2007 although it underperformed its benchmark index.  The primary factors for the underperformance were:

•	The Fund’s exposure to AAA-rated mortgage-backed and asset-backed securities which underperformed as general market prices on securities in these sectors weakened;

•	Weak performance of specific individual corporate issues, particularly those in the finance and brokerage sector; and

•	The Fund’s overweighting of BBB-rated corporate bonds relative to the benchmark, which generally did not perform as well as higher-rated bonds.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 150 securities at year end.

The Fund ended 2007 with a yield advantage versus its benchmark index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (mortgage-backed and asset-backed securities), enhance the Fund’s prospects of adding value over its benchmark in the coming year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$199,090,483	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.13%	Portfolio Turnover Rate:	36.6%
Average Effective Duration:	1.71 years	Total Number of Holdings:	167
Average Effective Maturity:	1.87 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2007.

Baird Short-Term Bond Fund

Baird Short-Term Bond Fund – Institutional Class*
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (8/31/04), assuming reinvestment of all distributions.

*     The Baird Short-Term Bond Fund is currently offering only the Institutional Class shares to investors.

Baird Short-Term Bond Fund

Average Annual Total Returns

For the Periods Ended December 31, 2007	One Year	Since Inception(1)
Baird Short-Term Bond Fund – Institutional Class	6.08%	3.78%
Lehman Brothers 1-3 Year Government/Credit Bond Index(2)	6.83%	3.85%

(1)	For the period from August 31, 2004 (commencement of operations) to December 31, 2007.
(2)
The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and the line graph on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3%

Asset Backed Securities – 11.3%
$686,667	AESOP Funding II LLC,
	Series 2005-1A, Class A1,
	3.95%, 04/20/2009
	(Acquired 02/17/2005
	and 07/27/2007;
	Cost $399,964 and
	$624,881, respectively)*	$685,635
240,624	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	239,449
448,796	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	437,221
40,167	CNH Equipment Trust,
	Series 2005-A, Class A3,
	4.02%, 04/15/2009	40,150
	Countrywide Asset-Backed
	Certificates:
1,500,000	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	1,410,119
1,153,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	1,145,911
2,025,000	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	2,008,146
70,637	Series 2005-10, Class AF2,
	4.493%, 07/25/2036	70,414
2,000,000	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	1,963,843
1,245,000	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	1,198,658
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	1,458,101
	Discover Card
	Master Trust I:
550,000	Series 2003-4, Class A1,
	5.14%, 05/15/2011	549,759
1,225,000	Series 2005-2, Class A,
	5.06%, 04/17/2012	1,221,171
2,734,911	Ford Credit Auto
	Owner Trust,
	Series 2005-B, Class A4,
	4.38%, 01/15/2010	2,730,764
3,500,000	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	5.01%, 02/25/2036	3,464,357
	Green Tree Financial
	Corporation:
70,345	Series 1998-2, Class A5,
	6.24%, 11/01/2016	70,362
773,083	Series 1998-3, Class A5,
	6.22%, 03/01/2030	807,433
1,142,814	Series 1999-3, Class A6,
	6.50%, 02/01/2031	1,146,291
1,500,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,429,186
374,680	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	371,164
7,282	Residential Asset
	Securities Corporation,
	Series 2004-KS4,
	Class AI3, 3.08%,
	08/25/2029	7,256

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Asset Backed Securities – 11.3% (cont.)
$5,167	Residential Funding
	Mortgage Securities,
	Series 2003-HS3,
	Class AI2, 3.15%,
	07/25/2018	$5,146
		22,460,536
Financial – 19.8%
1,000,000	American General Finance
	Corporation Notes,
	4.00%, 03/15/2011	970,518
250,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	8.40%, 04/15/2010 f	267,920
251,000	Bank United Notes,
	8.00%, 03/15/2009	245,054
472,000	Bankers Trust Corporation
	Subordinated Notes,
	7.375%, 05/01/2008	475,303
383,000	Bayerische Landesbank
	Yankee Deposit Notes,
	5.65%, 02/01/2009 f	387,309
1,550,000	Bear Stearns Co.
	Incorporated,
	2.875%, 07/02/2008	1,524,926
1,156,000	BNY Capital I Notes,
	7.97%, 12/31/2026
	(Callable 02/01/2008)	1,197,466
500,000	Capital One Bank Notes,
	4.875%, 05/15/2008	497,124
500,000	Charles Schwab Corporation
	Senior Notes,
	8.05%, 03/01/2010	534,198
	Citifinancial Debentures:
1,000,000	10.00%, 12/01/2008	1,045,161
375,000	10.00%, 05/15/2009	399,642
	Compass Bank
	Subordinated Notes:
1,000,000	6.45%, 05/01/2009	1,015,414
850,000	8.10%, 08/15/2009	889,187
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 01/26/2006
	and 05/31/2006; Cost
	$211,938 & $196,930,
	respectively)*	401,704
1,000,000	Countrywide Home
	Loans Notes,
	4.125%, 09/15/2009	733,519
537,000	Credit Suisse First Boston
	USA Inc. Senior Notes,
	6.50%, 06/01/2008	539,813
175,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	174,880
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 03/03/2008)	1,043,369
1,500,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,607,949
800,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 03/06/2008)	831,702
200,000	Franchise Finance
	Corporation Notes,
	7.07%, 01/15/2008	200,127
273,000	Goldman Sachs
	Group, Inc. Senior
	Unsubordinated Notes,
	7.80%, 01/28/2010	288,283
350,000	HSBC Finance Corporation,
	4.98%, 05/21/2008	349,959

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Financial – 19.8% (cont.)
$1,500,000	HSBC USA Capital Trust
	II, 8.38%, 05/15/2027
	(Callable 02/28/2008)
	(Acquired 11/06/2007;
	Cost $1,562,192)*	$1,565,471
575,000	Key Bank NA
	Subordinated Notes,
	6.50%, 10/15/2027
	(Callable and Putable
	04/15/2008)	577,102
600,000	Korea Development
	Bank Notes,
	3.875%, 03/02/2009 f	590,691
400,000	Lehman Brothers
	Holdings, Inc. Notes,
	3.50%, 08/07/2008	394,558
1,300,000	Marsh & McLennan Cos,
	Inc., 3.625%, 02/15/2008	1,296,837
2,671,000	MBNA Capital Series A,
	8.278%, 12/01/2026
	(Callable 03/03/2008)	2,777,421
438,000	Morgan Stanley,
	8.00%, 06/15/2010	467,824
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 03/03/2008)	747,720
625,000	New York Life
	Global Funding,
	3.875%, 01/15/2009
	(Acquired 01/23/2006;
	Cost $608,075)*	621,375
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 03/03/2008)	942,239
1,200,000	Phoenix Companies,
	6.675%, 02/16/2008	1,201,416
1,333,000	PNC Financial Services
	Subordinated Notes,
	9.65%, 06/15/2009	1,431,213
1,050,000	PNC Funding
	Corporation,
	6.125%, 02/15/2009	1,056,957
	Popular North
	America, Inc.:
1,530,000	4.25%, 04/01/2008	1,526,727
365,000	4.70%, 06/30/2009	361,403
1,500,000	Premium Asset Senior
	Notes, 4.125%, 03/12/2009
	(Acquired 05/10/2007;
	Cost $1,440,000)*	1,466,991
275,000	Principal Life Global,
	3.625%, 04/30/2008
	(Acquired 08/17/2005;
	Cost $268,452)*	273,266
455,000	Republic New York
	Corporation Subordinated
	Notes, 9.70%, 02/01/2009	476,577
1,050,000	Residential
	Capital Corporation,
	6.125%, 11/21/2008	834,750
550,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	581,621
1,200,000	Transamerica
	Corporation Debentures,
	9.375%, 03/01/2008	1,206,342
850,000	Unum Group,
	5.859%, 05/15/2009	865,457
185,000	Wachovia Corporation,
	6.30%, 04/15/2008	185,336
1,000,000	Washington Mutual, Inc.,
	4.375%, 01/15/2008	996,959
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Financial – 19.8% (cont.)
$1,175,000	Western Financial Bank
	Subordinated Debentures,
	9.625%, 05/15/2012
	(Callable 05/15/2009)	$1,263,763
		39,330,543
Industrial – 16.4%
1,500,000	American Standard Inc.,
	7.375%, 02/01/2008	1,501,790
150,000	BellSouth
	Telecommunication
	Debentures,
	5.875%, 01/15/2009	151,427
225,000	British Telecom PLC Notes,
	8.625%, 12/15/2010 f	246,904
1,050,000	Bunge Limited Finance
	Corporation,
	4.375%, 12/15/2008	1,043,067
874,000	Cadbury Schweppes
	U.S. Finance Notes,
	3.875%, 10/01/2008
	(Acquired 08/30/2005
	and 02/14/2007; Cost
	$685,461 and $170,084,
	respectively)*	868,705
500,000	Clear Channel
	Communications
	Senior Notes,
	7.65%, 09/15/2010	513,598
450,000	Comcast Cable
	Communications, Inc.
	Notes, 6.20%, 11/15/2008	453,662
1,570,000	Computer Sciences
	Corporation Notes,
	3.50%, 04/15/2008	1,560,552
	COX Communications
	Inc. Notes:
1,000,000	3.875%, 10/01/2008	988,723
581,000	7.875%, 08/15/2009	607,852
1,000,000	Daimler Finance NA LLC,
	4.75%, 01/15/2008	999,781
662,000	Devon Energy
	Corporation Debentures,
	10.125%, 11/15/2009	726,143
1,000,000	Donnelley (R.R.)
	& Sons Notes,
	3.75%, 04/01/2009	982,225
	Fiserv Inc.:
1,000,000	3.00%, 06/27/2008	990,538
500,000	6.125%, 11/20/2012	508,899
1,423,000	FMC Corporation Notes,
	7.00%, 05/15/2008	1,430,343
300,000	Ford Motor Credit
	Company Senior Notes,
	4.95%, 01/15/2008	299,800
	Halliburton
	Company Notes:
225,000	5.625%, 12/01/2008	226,327
500,000	5.50%, 10/15/2010	513,976
675,000	International Paper
	Company Notes,
	4.00%, 04/01/2010	668,337
1,000,000	Johnson Controls Inc.
	Notes, 6.30%, 02/01/2008	1,000,463
395,000	Macy’s Retail Holdings
	Inc., 6.625%, 09/01/2008	398,007
1,371,000	Marathon Oil Corporation
	Notes, 6.85%, 03/01/2008	1,375,219
450,000	News America Holdings,
	7.375%, 10/17/2008	457,162

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Industrial – 16.4% (cont.)
	PEMEX Project Funding
	Master Trust: f
$7,000	6.125%, 08/15/2008	$7,022
400,000	9.125%, 10/13/2010	442,000
1,640,000	Premcor Refining Group
	Inc. Senior Notes,
	9.50%, 02/01/2013
	(Callable 02/01/2008)	1,721,472
1,575,000	Sealed Air Corporation
	Senior Notes,
	5.375%, 04/15/2008
	(Acquired 07/07/2006
	and 05/04/2007;
	Cost $989,890 and
	$574,425, respectively)*	1,574,105
	Sprint Capital
	Corporation Notes:
1,000,000	6.125%, 11/15/2008	1,001,239
500,000	6.375%, 05/01/2009	502,521
1,500,000	Telecom Italia Capital,
	4.00%, 11/15/2008 f	1,480,631
1,145,000	Thomson Corporation,
	5.75%, 02/01/2008 f	1,144,691
750,000	Time Warner Companies,
	Inc. Debentures,
	7.48%, 01/15/2008	750,227
1,600,000	Transocean Inc.,
	5.341%, 09/05/2008 f
	(Callable 02/28/2008)	1,592,022
383,848	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2001-1,
	6.201%, 09/01/2008	381,929
1,600,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,698,614
1,105,000	Vodafone Group PLC,
	7.75%, 02/15/2010 f	1,165,652
	Waste Management, Inc.:
550,000	6.50%, 11/15/2008	557,084
200,000	6.875%, 05/15/2009	205,333
		32,738,042
Mortgage Backed Securities – 17.7%
906,186	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	883,841
	Citicorp Mortgage
	Securities, Inc.:
248,209	Series 2003-11, Class 2A8,
	5.50%, 12/25/2033	248,344
731,218	Series 2004-3, Class A2,
	5.25%, 05/25/2034	728,330
424,633	Series 2004-4, Class A2,
	5.25%, 06/25/2034	416,572
	Countrywide Alternative
	Loan Trust:
1,350,201	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	1,311,101
1,895,152	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	1,891,987
897,314	Series 2005-73CB,
	Class 1A7, 5.50%,
	01/25/2036	894,039
1,362,382	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	1,359,872
1,581,947	Credit Suisse First Boston
	Mortgage Securities Corp.,
	Series 1998-C2, Class A2,
	6.30%, 11/15/2030	1,591,187

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Mortgage Backed Securities – 17.7% (cont.)
	Deutsche Alternative
	Securities Inc. Mortgage:
$854,643	Series 2003-3, Class 2A5,
	5.00%, 10/25/2033	$849,437
2,075,000	Series 2005-4, Class A2,
	5.05%, 09/25/2035	2,057,559
1,692,450	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3,
	Class A1B, 7.34%,
	10/10/2032	1,754,843
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
82,669	Series 2548, Class HA,
	4.50%, 01/15/2010	82,449
565,078	Series 2835, Class VK,
	5.50%, 11/15/2012	572,363
870,310	Series 3033, Class LU,
	5.50%, 03/15/2013	886,998
2,396,513	Series 3124, Class VP,
	6.00%, 06/15/2014	2,459,307
3,547,259	Series R014, Class AL,
	5.50%, 10/15/2014	3,589,580
293,715	Series 2789, Class VM,
	5.50%, 04/15/2015	298,014
1,000,000	Series 2390, Class PW,
	6.00%, 04/15/2015	1,011,228
202,374	Series 2541, Class JB,
	5.00%, 02/15/2016	202,694
574,563	Series 2970, Class DA,
	5.50%, 01/15/2023	582,679
	Federal National Mortgage
	Association (FNMA):
1,000,000	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	1,000,492
1,152,729	Series 2003-24, Class LC,
	5.00%, 12/25/2015	1,153,142
807,948	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	819,611
36,440	Series 2002-77, Class QP,
	5.00%, 09/25/2026	36,362
1,768,552	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	1,768,751
2,000,000	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	1,994,781
2,000,000	J.P. Morgan
	Alternative Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	1,993,654
624,234	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8, Class A1C1,
	5.25%, 08/25/2036	621,293
976,810	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3, 5.50%,
	09/25/2033	973,156
	Washington Mutual, Inc.
	Pass-Thru Certificates:
640,725	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	643,511
561,859	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	572,333
		35,249,510
Taxable Municipal Bonds – 2.2%
505,591	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	501,162

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

Taxable Municipal Bonds – 2.2% (cont.)
$650,000	Missouri State Housing
	Development Revenue
	Bond, 5.74%,
	03/01/2037	$654,303
1,500,000	Pennsylvania State
	Turnpike Commission,
	5.29%, 10/15/2009	1,508,085
385,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	390,629
370,000	Richmond Joint Powers
	Financing Authority Tax
	Allocation,
	7.35%, 09/01/2010	382,569
886,259	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	856,790
		4,293,538
Utilities – 6.3%
1,000,000	Baltimore Gas & Electric
	Company Notes,
	5.78%, 10/01/2008	1,003,697
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	987,752
1,610,000	Commonwealth
	Edison Notes,
	3.70%, 02/01/2008	1,607,957
1,500,000	Consumers Energy
	Company, Series C,
	4.25%, 04/15/2008	1,494,962
255,000	Dominion Resources Inc.,
	5.687%, 05/15/2008	255,564
1,000,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.30%, 02/01/2009	1,012,936
500,000	MidAmerican Energy
	Holdings Company
	Senior Notes,
	7.52%, 09/15/2008	507,390
1,000,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	1,060,820
1,682,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	1,674,241
1,000,000	Pepco Holdings, Inc.
	Notes, 6.246%,
	06/01/2010 (Callable
	03/03/2008)	997,551
350,000	PPL Capital Funding
	Trust I, Series A,
	4.33%, 03/01/2009	347,446
250,000	PSE&G Power LLC,
	3.75%, 04/01/2009	247,110
598,000	Texas-New Mexico Power
	Co., 6.125%, 06/01/2008
	(Callable 03/03/2008)	596,616
750,000	TXU Corporation,
	6.375%, 01/01/2008	750,000
		12,544,042
U.S. Government Agency Issues – 17.6%
1,000,000	Federal Home Loan
	Bank (FHLB),
	4.70%, 10/07/2010	1,000,057

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.3% (cont.)

U.S. Government Agency Issues – 17.6% (cont.)
	Federal National Mortgage
	Association (FNMA):
$26,500,000	6.00%, 05/15/2011	$28,437,309
5,000,000	4.375%, 03/15/2013	5,089,270
600,405	5.50%, 07/01/2015	617,857
		35,144,493
U.S. Treasury Obligations – 7.0%
13,250,000	U.S. Treasury Note,
	4.875%, 04/30/2011	13,955,973
	Total Long-Term
	Investments
	(Cost $194,420,318)	195,716,677

Shares

SHORT-TERM INVESTMENTS – 1.3%

Money Market Fund – 1.3%
2,594,783	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	2,594,783
	Total Short-Term
	Investments
	(Cost $2,594,783)	2,594,783

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.1%

Certificate of Deposit – 1.1%
$2,199,380	Barclays Bank,
	5.15%, 2/12/08	2,200,347

Commercial Paper – 7.3%
1,649,535	Alianz Finance
	Corporation,
	5.06%, 01/16/08	1,646,071
	Atlantic Asset
	Securitization Corp.:
329,907	6.13%, 01/04/08	329,735
549,845	5.447%, 01/25/08	548,041
549,845	Barton Capital
	Corporation,
	5.835%, 01/10/08	549,125
549,845	GovCo LLC,
	5.584%, 01/15/08	548,762
1,438,101	KKR Atlantic
	Funding Trust,
	5.205%, 03/13/08 #	1,415,168
988,401	Kitty Hawk
	Funding Corp.,
	5.323%, 01/25/08	985,159
2,199,380	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	2,190,494
1,121,845	Rams Funding Three
	LLC, 5.386%, 02/11/08	1,121,845
549,845	Ranger Funding Company
	LLC, 5.456%, 01/11/08	549,053
769,783	Sheffield Receivables,
	6.099%, 01/04/08	769,383
1,759,504	Sigma Finance,
	4.62%, 02/11/08	1,712,173
549,845	Thunder Bay Funding
	LLC, 5.839%, 01/14/08	548,833
549,845	Tulip Funding Corporation,
	5.627%, 01/03/08	549,630

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.1% (cont.)

Commercial Paper – 7.3% (cont.)
$549,845	Variable Funding
	Capital Corporation,
	5.492%, 01/18/08	$548,547
549,845	Windmill Funding,
	6.136%, 01/10/08	549,125
		14,561,144

Shares

Money Market Mutual Funds – 2.6%
2,593,956	Merrill Lynch Premier
	Institutional Fund	2,593,956
2,573,180	Reserve Primary Fund	2,573,180
		5,167,136

Principal
Amount

Repurchase Agreements – 16.1%
$2,749,225	BNP Paribas, 4.70%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 6.00%,
	11/01/37, valued at
	$2,790,450.
	Repurchase proceeds
	are $2,749,943.)	2,749,225
5,498,449	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	AID – ISRAEL
	Government Guaranteed
	Zero Coupon Bonds,
	09/15/13 – 11/15/21
	and U.S. Treasury
	Receipts, 08/15/13,
	valued at $5,622,839.
	Repurchase proceeds
	are $5,499,839.)	5,498,449
5,498,449	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	U.S. Treasury Receipts,
	08/15/08 – 08/15/13,
	valued at $5,608,418.
	Repurchase proceeds
	are $5,499,839.)	5,498,449
2,089,411	Credit Suisse, 4.64%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.434–6.50%,
	11/25/36 – 01/15/49,
	valued at $2,193,956.
	Repurchase proceeds
	are $2,089,949.)	2,089,411

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.1% (cont.)

Repurchase Agreements – 16.1% (cont.)
$5,498,449	Goldman Sachs, 4.62%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Wells Fargo
	Collateralized Mortgage
	Obligation, 6.00%,
	08/25/37, valued at
	$5,602,787.
	Repurchase proceeds
	are $5,499,861.)	$5,498,449
2,749,225	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Morgan Stanley Senior
	Subordinated Note,
	4.955%, 09/26/08, valued
	at $3,299,070.
	Repurchase proceeds
	are $2,749,935.)	2,749,225
8,027,736	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Fannie Mae
	Collateralized Mortgage
	Obligation, 5.315%,
	09/25/35, valued at
	$8,190,490. Repurchase
	proceeds are $8,029,899.)	8,027,736
		32,110,944
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $54,066,475)	54,039,571
	Total Investments
	(Cost $251,081,576) –
	126.7%	252,351,031
	Liabilities in Excess of
	Other Assets – (26.7)%	(53,260,548)
	TOTAL NET
	ASSETS – 100.0%	$199,090,483

*	Restricted Security Deemed Liquid
f	Foreign Security
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2007

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07 – 12/31/07).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2007

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2007

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/07	12/31/07	Period(1)	12/31/07	Period(1)
Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,046.10	$1.55	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,044.40	$2.83	$1,022.43	$2.80
Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,043.10	$1.55	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,042.00	$2.83	$1,022.43	$2.80
Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,046.00	$1.55	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,044.90	$2.83	$1,022.43	$2.80
Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,045.80	$1.55	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,044.40	$2.83	$1,022.43	$2.80
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,038.50	$1.55	$1,023.69	$1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2007

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $460,447,762;
$816,798,562; $103,533,799; $131,960,768;
& $218,970,632, respectively)	$462,549,960	$819,934,044	$105,253,283	$132,524,569	$220,240,087
Repurchase agreements
(cost $90,809,205; $128,420,694; $0;
$25,139,338; & $32,110,944, respectively)	90,809,205	128,420,694	—	25,139,338	32,110,944
Uninvested cash	—	7,950	—	—	8,577
Interest receivable	4,326,811	7,358,830	1,722,767	1,130,601	1,960,974
Receivable for investments sold	12,689	7,613	—	2,538	21,590
Receivable for Fund shares sold	205,000	1,874,075	71,586	490,089	279,422
Total assets	557,903,665	957,603,206	107,047,636	159,287,135	254,621,594
LIABILITIES:
Payable for collateral received for
securities loaned (See Note 6)	152,890,977	216,212,786	—	42,315,525	54,066,475
Payable for securities purchased	3,280,814	1,184,195	—	—	1,346,394
Payable for Fund shares repurchased	6,903	75,425	36,729	47,356	67,883
Payable to Advisor and Distributor	104,968	187,000	30,680	28,699	50,359
Payable to the Custodian	22,086	—	—	—	—
Total liabilities	156,305,748	217,659,406	67,409	42,391,580	55,531,111
NET ASSETS	$401,597,917	$739,943,800	$106,980,227	$116,895,555	$199,090,483
NET ASSETS CONSIST OF:
Capital stock	$401,769,131	$737,918,666	$105,570,714	$116,217,690	$198,032,162
Accumulated undistributed
net investment income	196,255	317,945	31,987	47,200	87,188
Accumulated net realized gain (loss)
on investments sold	(2,469,667)	(1,428,293)	(341,958)	66,864	(298,322)
Net unrealized appreciation on investments	2,102,198	3,135,482	1,719,484	563,801	1,269,455
NET ASSETS	$401,597,917	$739,943,800	$106,980,227	$116,895,555	$199,090,483
INSTITUTIONAL CLASS SHARES
Net Assets	$398,321,566	$725,580,384	$106,583,763	$114,421,895	$199,090,483
Shares outstanding ($0.01 par value,
unlimited shares authorized)	37,508,864	68,824,772	9,967,430	11,194,054	20,081,007
Net asset value, offering and
redemption price per share	$10.62	$10.54	$10.69	$10.22	$9.91
INVESTOR CLASS SHARES
Net Assets	$3,276,351	$14,363,416	$396,464	$2,473,660
Shares outstanding ($0.01 par value,
unlimited shares authorized)	299,064	1,332,735	36,379	235,607
Net asset value, offering and
redemption price per share	$10.96	$10.78	$10.90	$10.50

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2007

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$18,807,519	$28,863,118	$2,954,975	$3,923,628	$8,975,965
Income from securities lending (Note 6)	120,271	154,562	—	19,953	47,072
Other income	625	61,846	2,563	581	49,424
Total investment income	18,928,415	29,079,526	2,957,538	3,944,162	9,072,461

EXPENSES:
Investment advisory fee	872,183	1,282,165	197,632	172,649	427,748
Administration fee	174,437	256,433	39,526	34,530	85,549
Distribution expense –
Investor Class Shares (Note 8)	3,680	13,601	1,127	1,768	—
Total expenses	1,050,300	1,552,199	238,285	208,947	513,297

NET INVESTMENT INCOME	17,878,115	27,527,327	2,719,253	3,735,215	8,559,164

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain (loss) on investments	834,207	(304,693)	159	197,335	12,120
Change in unrealized
appreciation/depreciation on investments	2,719,097	3,082,857	1,596,614	426,220	1,756,196
Net realized and unrealized
gain on investments	3,553,304	2,778,164	1,596,773	623,555	1,768,316

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$21,431,419	$30,305,491	$4,316,026	$4,358,770	$10,327,480

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$17,878,115	$13,559,600
Net realized gain (loss) on investments	834,207	(1,654,036)
Change in unrealized appreciation/depreciation on investments	2,719,097	1,569,947
Net increase in net assets resulting from operations	21,431,419	13,475,511

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	136,300,912	111,704,742
Shares issued to holders in reinvestment of dividends	15,901,882	11,932,463
Cost of shares redeemed	(82,165,056)	(30,115,437)
Net increase in net assets resulting
from capital share transactions	70,037,738	93,521,768

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(17,835,145)	(13,507,486)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(78,708)	(77,646)

TOTAL INCREASE IN NET ASSETS	73,555,304	93,412,147

NET ASSETS:
Beginning of year	328,042,613	234,630,466
End of year (including undistributed net investment
income of $196,255 and $207,297, respectively)	$401,597,917	$328,042,613

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$27,527,327	$13,269,201
Net realized loss on investments	(304,693)	(888,625)
Change in unrealized appreciation/depreciation on investments	3,082,857	639,350
Net increase in net assets resulting from operations	30,305,491	13,019,926

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	448,144,815	155,486,669
Shares issued to holders in reinvestment of dividends	21,538,963	11,939,014
Cost of shares redeemed	(69,473,413)	(58,822,570)
Net increase in net assets resulting
from capital share transactions	400,210,365	108,603,113

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(27,032,183)	(13,106,942)
From realized gains	—	(120,758)
Total Distributions	(27,032,183)	(13,227,700)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(296,350)	(60,662)
From realized gains	—	(525)
Total Distributions	(296,350)	(61,187)

TOTAL INCREASE IN NET ASSETS	403,187,323	108,334,152

NET ASSETS:
Beginning of year	336,756,477	228,422,325
End of year (including undistributed net investment
income of $317,945 and $177,153, respectively)	$739,943,800	$336,756,477

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$2,719,253	$2,561,679
Net realized gain (loss) on investments	159	(106,983)
Change in unrealized appreciation/depreciation on investments	1,596,614	81,453
Net increase in net assets resulting from operations	4,316,026	2,536,149

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,013,622	36,672,168
Shares issued to holders in reinvestment of dividends	2,233,256	2,042,052
Cost of shares redeemed	(15,363,447)	(28,525,030)
Net increase in net assets resulting
from capital share transactions	39,883,431	10,189,190

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(2,682,064)	(2,536,465)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(14,673)	(34,881)

TOTAL INCREASE IN NET ASSETS	41,502,720	10,153,993

NET ASSETS:
Beginning of year	65,477,507	55,323,514
End of year (including undistributed net investment
income of $31,987 and $9,471, respectively)	$106,980,227	$65,477,507

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$3,735,215	$1,758,723
Net realized gain (loss) on investments	197,335	(55,454)
Change in unrealized appreciation/depreciation on investments	426,220	405,659
Net increase in net assets resulting from operations	4,358,770	2,108,928

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,804,431	35,731,850
Shares issued to holders in reinvestment of dividends	3,528,244	1,429,836
Cost of shares redeemed	(6,913,616)	(18,311,499)
Other capital contributions (Note 3)	—	71
Net increase in net assets resulting
from capital share transactions	64,419,059	18,850,258

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(3,684,505)	(1,727,098)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(37,714)	(15,311)

TOTAL INCREASE IN NET ASSETS	65,055,610	19,216,777

NET ASSETS:
Beginning of year	51,839,945	32,623,168
End of year (including undistributed net investment
income of $47,200 and $33,503, respectively)	$116,895,555	$51,839,945

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$8,559,164	$5,655,808
Net realized gain (loss) on investments	12,120	(247,795)
Change in unrealized appreciation/depreciation on investments	1,756,196	518,820
Net increase in net assets resulting from operations	10,327,480	5,926,833

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,497,728	79,434,155
Shares issued to holders in reinvestment of dividends	8,380,412	5,464,609
Cost of shares redeemed	(26,222,181)	(33,715,361)
Other capital contributions (Note 3)	6,289	—
Net increase in net assets resulting
from capital share transactions	48,662,248	51,183,403

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(8,503,956)	(5,563,493)

TOTAL INCREASE IN NET ASSETS	50,485,772	51,546,743

NET ASSETS:
Beginning of period	148,604,711	97,057,968
End of period (including undistributed net investment
income of $87,188 and $78,385, respectively)	$199,090,483	$148,604,711

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Year Ended December 31,
	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of period	$10.52	$10.55	$10.83	$10.88		$10.86
Income from investment operations:
Net investment income	0.54	0.51	0.46	0.47	(1)	0.49
Net realized and unrealized
gains (losses) on investments	0.10	(0.03)	(0.27)	(0.05)		0.14
Total from investment operations	0.64	0.48	0.19	0.42		0.63
Less distributions:
Dividends from net investment income	(0.54)	(0.51)	(0.47)	(0.47)		(0.49)
Distributions from net realized gains	—	—	—	(0.00	)(2)	(0.12)
Total distributions	(0.54)	(0.51)	(0.47)	(0.47)		(0.61)
Net asset value, end of period	$10.62	$10.52	$10.55	$10.83		$10.88
Total return	6.24%	4.70%	1.77%	3.91%		5.89%
Supplemental data and ratios:
Net assets, end of period	$398,321,566	$326,835,399	$231,800,807	$191,563,699		$149,836,855
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income
to average net assets	5.13%	4.90%	4.34%	4.32%		4.39%
Portfolio turnover rate(3)	42.5%	44.8%	42.1%	44.8%		64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Year Ended December 31,
	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of period	$10.85	$10.86	$11.13	$11.17		$11.13
Income from investment operations:
Net investment income	0.52	0.50 (1)	0.45	0.45	(1)	0.48
Net realized and unrealized
gains (losses) on investments	0.10	(0.03)	(0.28)	(0.05)		0.14
Total from investment operations	0.62	0.47	0.17	0.40		0.62
Less distributions:
Dividends from net investment income	(0.51)	(0.48)	(0.44)	(0.44)		(0.46)
Distributions from net realized gains	—	—	—	(0.00	)(2)	(0.12)
Total distributions	(0.51)	(0.48)	(0.44)	(0.44)		(0.58)
Net asset value, end of period	$10.96	$10.85	$10.86	$11.13		$11.17
Total return	5.89%	4.47%	1.56%	3.65%		5.61%
Supplemental data and ratios:
Net assets, end of period	$3,276,351	$1,207,214	$2,829,659	$3,012,328		$1,321,648
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income
to average net assets	4.88%	4.65%	4.09%	4.07%		4.14%
Portfolio turnover rate(3)	42.5%	44.8%	42.1%	44.8%		64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Year Ended December 31,
	2007	2006		2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.51	$10.54		$10.74	$10.71	$10.69
Income from investment operations:
Net investment income	0.54	0.52		0.49 (1)	0.49 (1)	0.56
Net realized and unrealized
gains (losses) on investments	0.03	(0.03)		(0.19)	0.07	0.20
Total from investment operations	0.57	0.49		0.30	0.56	0.76
Less distributions:
Dividends from net investment income	(0.54)	(0.52)		(0.49)	(0.50)	(0.56)
Distributions from net realized gains	—	(0.00	)(2)	(0.01)	(0.03)	(0.18)
Total distributions	(0.54)	(0.52)		(0.50)	(0.53)	(0.74)
Net asset value, end of period	$10.54	$10.51		$10.54	$10.74	$10.71
Total return	5.61%	4.88%		2.85%	5.30%	7.19%
Supplemental data and ratios:
Net assets, end of period	$725,580,384	$334,907,855		$227,132,399	$115,382,862	$91,550,534
Ratio of expenses to average net assets	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.37%	5.11%		4.56%	4.58%	4.85%
Portfolio turnover rate(3)	33.6%	52.4%		46.0%	72.6%	106.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Year Ended December 31,
	2007	2006		2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.73	$10.75		$10.95	$10.88	$10.84
Income from investment operations:
Net investment income	0.53	0.50		0.47 (1)	0.48 (1)	0.55
Net realized and unrealized
gains (losses) on investments	0.04	(0.02)		(0.19)	0.07	0.19
Total from investment operations	0.57	0.48		0.28	0.55	0.74
Less distributions:
Dividends from net investment income	(0.52)	(0.50)		(0.47)	(0.45)	(0.52)
Distributions from net realized gains	—	(0.00	)(2)	(0.01)	(0.03)	(0.18)
Total distributions	(0.52)	(0.50)		(0.48)	(0.48)	(0.70)
Net asset value, end of period	$10.78	$10.73		$10.75	$10.95	$10.88
Total return	5.45%	4.61%		2.54%	5.20%	6.95%
Supplemental data and ratios:
Net assets, end of period	$14,363,416	$1,848,622		$1,289,926	$708,858	$719,844
Ratio of expenses to average net assets	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.12%	4.86%		4.31%	4.33%	4.60%
Portfolio turnover rate(3)	33.6%	52.4%		46.0%	72.6%	106.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.55	$10.56	$10.81	$10.91	$10.86
Income from investment operations:
Net investment income(1)	0.37	0.39	0.39	0.40	0.42
Net realized and unrealized
gains (losses) on investments	0.14	(0.01)	(0.25)	(0.11)	0.10
Total from investment operations	0.51	0.38	0.14	0.29	0.52
Less distributions:
Dividends from net investment income	(0.37)	(0.39)	(0.39)	(0.39)	(0.43)
Distributions from net realized gains	—	—	—	—	(0.04)
Total distributions	(0.37)	(0.39)	(0.39)	(0.39)	(0.47)
Net asset value, end of period	$10.69	$10.55	$10.56	$10.81	$10.91
Total return	4.93%	3.69%	1.33%	2.69%	4.91%
Supplemental data and ratios:
Net assets, end of period	$106,583,763	$64,932,629	$53,831,848	$36,889,211	$30,234,195
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.44%	3.72%	3.64%	3.70%	3.88%
Portfolio turnover rate(2)	5.6%	25.1%	13.7%	4.2%	17.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.75	$10.75	$10.99	$11.09	$11.02
Income from investment operations:
Net investment income(1)	0.35	0.37	0.37	0.38	0.40
Net realized and unrealized
gains (losses) on investments	0.14	(0.01)	(0.25)	(0.12)	0.10
Total from investment operations	0.49	0.36	0.12	0.26	0.50
Less distributions:
Dividends from net investment income	(0.34)	(0.36)	(0.36)	(0.36)	(0.39)
Distributions from net realized gains	—	—	—	—	(0.04)
Total distributions	(0.34)	(0.36)	(0.36)	(0.36)	(0.43)
Net asset value, end of period	$10.90	$10.75	$10.75	$10.99	$11.09
Total return	4.68%	3.44%	1.13%	2.40%	4.69%
Supplemental data and ratios:
Net assets, end of period	$396,464	$544,878	$1,491,666	$4,611,766	$756,792
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.19%	3.47%	3.39%	3.45%	3.63%
Portfolio turnover rate(2)	5.6%	25.1%	13.7%	4.2%	17.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.16	$10.06	$10.38	$10.45	$10.45
Income from investment operations:
Net investment income	0.54 (1)	0.55 (1)	0.51 (1)	0.54	0.56
Net realized and unrealized
gains (losses) on investments	0.05	0.09	(0.28)	0.10	0.36
Total from investment operations	0.59	0.64	0.23	0.64	0.92
Less distributions:
Dividends from net investment income	(0.53)	(0.54)	(0.54)	(0.53)	(0.56)
Distributions from net realized gains	—	—	(0.01)	(0.18)	(0.36)
Total distributions	(0.53)	(0.54)	(0.55)	(0.71)	(0.92)
Net asset value, end of period	$10.22	$10.16	$10.06	$10.38	$10.45
Total return	5.99%	6.58%	2.23%	6.29%	8.94%
Supplemental data and ratios:
Net assets, end of period	$114,421,895	$51,551,017	$32,173,459	$32,495,641	$42,709,634
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.41%	5.49%	4.92%	4.85%	4.56%
Portfolio turnover rate(2)	47.4%	62.0%	37.6%	52.5%	103.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.42	$10.30	$10.62	$10.67	$10.65
Income from investment operations:
Net investment income	0.53 (1)	0.54 (1)	0.49 (1)	0.53	0.53 (1)
Net realized and unrealized
gains (losses) on investments	0.06	0.09	(0.29)	0.10	0.37
Total from investment operations	0.59	0.63	0.20	0.63	0.90
Less distributions:
Dividends from net investment income	(0.51)	(0.51)	(0.51)	(0.50)	(0.52)
Distributions from net realized gains	—	—	(0.01)	(0.18)	(0.36)
Total distributions	(0.51)	(0.51)	(0.52)	(0.68)	(0.88)
Net asset value, end of period	$10.50	$10.42	$10.30	$10.62	$10.67
Total return	5.80%	6.34%	1.93%	6.09%	8.60%
Supplemental data and ratios:
Net assets, end of period	$2,473,660	$288,928	$449,709	$125,847	$124,481
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.16%	5.24%	4.67%	4.60%	4.31%
Portfolio turnover rate(2)	47.4%	62.0%	37.6%	52.5%	103.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
				August 31, 2004(1)
	Year Ended December 31,			through
	2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.81	$9.79	$9.93	$10.00
Income from investment operations:
Net investment income	0.48	0.43	0.33	0.08
Net realized and unrealized
gains (losses) on investments	0.10	0.02	(0.15)	(0.07)
Total from investment operations	0.58	0.45	0.18	0.01
Less distributions:
Dividends from net investment income	(0.48)	(0.43)	(0.32)	(0.08)
Net asset value, end of period	$9.91	$9.81	$9.79	$9.93
Total return	6.08%	4.65%	1.85%	0.10	%(2)
Supplemental data and ratios:
Net assets, end of period	$199,090,483	$148,604,711	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30	%(3)
Ratio of net investment income
to average net assets	5.00%	4.48%	3.52%	2.60	%(3)
Portfolio turnover rate(4)	36.6%	41.1%	31.8%	16.7	%(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation– Debt securities are valued by an independent pricing service using valuation methods that approximate market value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 will have no material impact on the Funds’ financial statements.

b)
Unregistered Securities– Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  These securities are valued by the Advisor after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  The value of such securities for the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds were $22,996,551 (5.73% of net assets), $37,917,467 (5.12% of net assets), $4,941,880 (4.23% of net assets) and $7,457,252 (3.75% of net assets), respectively, at December 31, 2007. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of December 31, 2007 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and have been deemed to be liquid.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

c)
Foreign Securities– The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Federal Income Taxes– The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

e)
Allocation of Income and Expenses– Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders– Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Other– Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums  and discounts on the purchase of securities are amortized/accreted using the effective interest

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications– In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD INTERMEDIATE BOND FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	12,492,799	$131,741,260	Shares sold	418,169	$4,559,652
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,507,264	15,863,327	reinvestment of dividends	3,551	38,555
Shares redeemed	(7,553,800)	(79,615,418)	Shares redeemed	(233,940)	(2,549,638)
Net increase	6,446,263	$67,989,169	Net increase	187,780	$2,048,569
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,062,601		Beginning of period	111,284
End of period	37,508,864		End of period	299,064

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	10,666,486	$111,623,242	Shares sold	7,531	$81,500
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,136,626	11,873,363	reinvestment of dividends	5,495	59,100
Shares redeemed	(2,710,776)	(28,370,722)	Shares redeemed	(162,273)	(1,744,715)
Net increase	9,092,336	$95,125,883	Net decrease	(149,247)	$(1,604,115)
Shares Outstanding:			Shares Outstanding:
Beginning of period	21,970,265		Beginning of period	260,531
End of period	31,062,601		End of period	111,284

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	41,427,251	$434,719,171	Shares sold	1,252,836	$13,425,644
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,027,863	21,251,571	reinvestment of dividends	26,802	287,392
Shares redeemed	(6,509,144)	(68,196,197)	Shares redeemed	(119,156)	(1,277,216)
Net increase	36,945,970	$387,774,545	Net increase	1,160,482	$12,435,820
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,878,802		Beginning of period	172,253
End of period	68,824,772		End of period	1,332,735

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	14,798,845	$154,503,654	Shares sold	91,604	$983,015
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,141,334	11,883,604	reinvestment of dividends	5,207	55,410
Shares redeemed	(5,615,794)	(58,350,968)	Shares redeemed	(44,506)	(471,602)
Net increase	10,324,385	$108,036,290	Net increase	52,305	$566,823
Shares Outstanding:			Shares Outstanding:
Beginning of period	21,554,417		Beginning of period	119,948
End of period	31,878,802		End of period	172,253

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	5,030,032	$52,803,596	Shares sold	19,670	$210,026
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	210,783	2,218,657	reinvestment of dividends	1,362	14,599
Shares redeemed	(1,425,472)	(14,983,722)	Shares redeemed	(35,316)	(379,725)
Net increase	3,815,343	$40,038,531	Net decrease	(14,284)	$(155,100)
Shares Outstanding:			Shares Outstanding:
Beginning of period	6,152,087		Beginning of period	50,663
End of period	9,967,430		End of period	36,379

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,475,609	$36,579,100	Shares sold	8,603	$93,068
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	191,986	2,016,861	reinvestment of dividends	2,354	25,191
Shares redeemed	(2,611,483)	(27,462,382)	Shares redeemed	(98,994)	(1,062,648)
Net increase	1,056,112	$11,133,579	Net decrease	(88,037)	$(944,389)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,095,975		Beginning of period	138,700
End of period	6,152,087		End of period	50,663

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	6,443,996	$65,545,679	Shares sold	216,335	$2,258,752
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	345,048	3,498,155	reinvestment of dividends	2,890	30,089
Shares redeemed	(670,165)	(6,795,048)	Shares redeemed	(11,342)	(118,568)
Net increase	6,118,879	$62,248,786	Net increase	207,883	$2,170,273
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,075,175		Beginning of period	27,724
End of period	11,194,054		End of period	235,607

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,548,621	$35,649,048	Shares sold	8,089	$82,802
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	141,751	1,416,531	reinvestment of dividends	1,301	13,305
Shares redeemed	(1,814,933)	(18,051,110)	Shares redeemed	(25,330)	(260,389)
Other capital			Other capital
contributions(1)	—	71	contributions(1)	—	0 (2)
Net increase	1,875,439	$19,014,540	Net decrease	(15,940)	$(164,282)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,199,736		Beginning of period	43,664
End of period	5,075,175		End of period	27,724

(1)	Reimbursement for NAV break.
(2)	Amount is less than $1.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD SHORT-TERM BOND FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2006
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	6,742,388	$66,497,728	Shares sold	8,124,186	$79,434,155
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	851,838	8,380,412	reinvestment of dividends	559,203	5,464,609
Shares redeemed	(2,660,382)	(26,222,181)	Shares redeemed	(3,449,049)	(33,715,361)
Other capital			Other capital
contributions(1)	—	6,289	contributions(1)	—	—
Net increase	4,933,844	$48,662,248	Net increase	5,234,340	$51,183,403
Shares Outstanding:			Shares Outstanding:
Beginning of period	15,147,163		Beginning of period	9,912,823
End of period	20,081,007		End of period	15,147,163

(1)	Reimbursement by Advisor for misallocation of ALIGN Program trades.

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$144,364,679	$248,520,117	$—	$53,238,140	$30,199,054
Other	$77,431,590	$313,622,326	$42,418,600	$41,051,192	$97,479,497
Sales:
U.S. Government	$84,079,717	$100,486,017	$—	$22,563,086	$18,630,731
Other	$65,966,767	$77,727,042	$4,223,856	$9,480,003	$59,019,331

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2007, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Intermediate
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$551,302,135	$945,985,895	$103,539,198	$157,144,708	$251,081,576
Gross unrealized appreciation	$7,121,328	$12,624,792	$2,519,032	$1,908,797	$2,285,683
Gross unrealized depreciation	(5,064,298)	(10,255,949)	(804,947)	(1,389,598)	(1,016,228)
Net unrealized
appreciation/depreciation	$2,057,030	$2,368,843	$1,714,085	$519,199	$1,269,455
Undistributed ordinary income	$196,255	$317,945	$31,987	$158,666	$87,188
Undistributed long-term capital gain	—	—	—	—	—
Total distributable earnings	$196,255	$317,945	$31,987	$158,666	$87,188
Other accumulated losses	$(2,424,499)	$(661,654)	$(336,559)	$—	$(298,322)
Total accumulated earnings (losses)	$(171,214)	$2,025,134	$1,409,513	$677,865	$1,058,321

On the Statements of Asset and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income (Loss)	Realized Gain (Loss)	Capital
Baird Intermediate Bond Fund	$24,696	$(24,695)	$(1)
Baird Aggregate Bond Fund	(58,002)	58,002	—
Baird Intermediate Municipal Bond Fund	1	(1,457)	1,456
Baird Core Plus Bond Fund	701	(702)	1
Baird Short-Term Bond Fund	(46,405)	46,404	1

The permanent differences primarily relate to reclasses from paydown gains and losses from asset backed securities.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods ended December 31, 2007 and December 31, 2006 were:

	2007		2006
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Intermediate Bond Fund	$17,913,853	$—	$13,585,132	$—
Baird Aggregate Bond Fund	$27,328,533	$—	$13,167,714	$121,173
Baird Intermediate Municipal Bond Fund	$—	$—	$—	$—
Baird Core Plus Bond Fund	$3,722,219	$—	$1,742,409	$—
Baird Short-Term Bond Fund	$8,503,956	$—	$5,563,493	$—

For the periods ended December 31, 2007 and December 31, 2006, distributions of $2,696,737 and $2,571,346, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2007, Baird Intermediate Municipal Bond Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $17,267.  Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund deferred no capital losses between November 1, 2007 and December 31, 2007.

At December 31, 2007, accumulated net realized capital loss carryovers and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Intermediate Bond Fund	$717,737	2013
	1,706,762	2014
Baird Aggregate Bond Fund	661,654	2014
Baird Intermediate Municipal Bond Fund	6,626	2012
	184,660	2013
	51,283	2014
	76,723	2015
Baird Core Plus Bond Fund	—	—
Baird Short-Term Bond Fund	49,136	2013
	249,186	2014

To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of December 31, 2007, the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

6.	SECURITIES LENDING (cont.)

As of December 31, 2007, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Intermediate Bond Fund	$150,203,527	$152,890,977
Baird Aggregate Bond Fund	212,039,450	216,212,786
Baird Core Plus Bond Fund	41,509,439	42,315,525
Baird Short-Term Bond Fund	53,029,545	54,066,475

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2007.  Interest income earned on collateral investments during the year ended December 31, 2007 for Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, and Baird Short-Term Bond Fund were $120,271, $154,562, $19,953, and $47,072, respectively.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1%.  During the year ended December 31, 2007, the Baird Bond Funds did not draw upon the line of credit.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond and Baird Core Plus Bond Funds incurred $3,680, $13,601, $1,127 and $1,768, respectively, in fees pursuant to the Plan during the year ending December 31, 2007.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Baird Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (five of the portfolios constituting Baird Funds, Inc., hereafter referred to as the “Funds”), including the schedules of investments as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 22, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds were not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Baird Funds, Inc. as of December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 27, 2008

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

				Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.*	Director	Indefinite;	Retired; Chairman, the Adviser (January 2000-December	8	Director of Regal-Beloit
777 East Wisconsin Avenue	and	Since September	2005); Chairman and CEO, the Adviser (January 1998-		Corporation, a
Milwaukee, WI 53202	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
Age: 68			Adviser (June 1983-January 1998); President, the Adviser		company
			(January 1979-January 1983)

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	8	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-1985);		mutual fund complex
1848 University Avenue			Associate Director, University of Wisconsin Foundation		(2 portfolios); Director
Madison, WI 53705			(1967-1980)		of Nakoma Mutual
Age: 65					Funds, a mutual fund
					complex (1 portfolio)

George C. Kaiser**	Independent	Indefinite;	CEO, George C. Kaiser & Co., a business consulting	8	None
759 N. Milwaukee Street	Director	Since September	company, since 1999; Chairman and CEO, Hanger Tight
Milwaukee, WI 53202		2000	Company, a manufacturing company (1988-1999);
Age: 74			Chairman and CEO, Interstore Transfer Systems, Ltd., a
			manufacturing company (1992-1999); Chairman,
			International Retail Services Group, Ltd. (1995-1999);
			Executive Vice President, Arandell Schmidt Co., a catalog
			printer company (1984-1987); various positions Arthur
			Anderson & Co. (1957-1964, 1967-1984), most recently
			serving as Partner (1969-1984); Secretary of Administration,
			State of Wisconsin (1965-1967)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	8	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Wisconsin Energy
Age: 68			Corporation (1986-2001)		Corporation and its
					subsidiaries Wisconsin
					Electric Power
					Company and
					Wisconsin Gas LLC

*
Prior to January 1, 2008, Mr. Kasten was considered an “interested person” of the Corporation (as defined in the 1940 Act) because he had served as Chairman of the Board of the Adviser until December 31, 2005.  As of January 1, 2008, Mr. Kasten is no longer an “interested person” because more than two years have elapsed since he last served as Chairman of the Adviser and he does not own any shares of capital stock of the Adviser (or its affiliates), having redeemed his remaining interest in Baird Financial Corporation, the Adviser’s parent company in May 2007.

**	Mr. Kaiser retired as a director effective December 31, 2007.

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

Marlyn J. Spear	Independent	Indefinite;	Chief Investment Officer, Building Trades United	8	Management Trustee of
P.O. Box 530	Director	Since January	Pension Trust Fund since July 1989; Investment Officer,		AFL-CIO Housing
500 Elm Grove Road	Nominee	2008***	Northwestern Mutual Financial Network (1988-1989);		Investment Trust
Elm Grove, WI 53122			Assistant Vice-President, Firstar Trust Company
Age: 54			(1978-1987); Financial Analyst, Harco Holdings, Inc.
(1976-1978)

Cory L. Nettles****	Director	Indefinite;	Managing Director, Generation Growth Capital, Inc.	8	Director of Weyco
Generation Growth Capital, Inc.	Nominee	Since January	(since March 2007); Of Counsel, Quarles & Brady LLP		Group, Inc., a men’s
411 East Wisconsin Avenue		2008***	(since March 2007); Partner, Quarles & Brady LLP		footwear distributor;
Suite 1710			(January 2005 – March 2007); Secretary, Wisconsin		Director of The Private
Milwaukee, WI 53202			Department of Commerce (January 2003 – January		Bank, a financial
Age: 37			2005); Associate, Quarles & Brady LLP (July 1996 –		institution
December 2002)

***	Ms. Spear and Mr. Nettles were elected as directors effective January 1, 2008.
****
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his employment with the law firm, Quarles & Brady LLP, which provides legal services to the Adviser.  The legal services that Quarles & Brady LLP has provided to the Adviser include litigation, real estate and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management
Milwaukee, WI 53202		Since	Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc.
Age: 51		September 2000	(December 1998-February 2000); President and Chief Operating Officer, FIRMCO
(March 1994-November 1998)

J. Bary Morgan	Senior	Re-elected by	Chief Investment Officer, Baird Investment Management, a department of the Advisor, since
777 East Wisconsin Avenue	Vice President	Board annually;	January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment
Milwaukee, WI 53202		Since	Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-
Age: 42		February 2003	January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-
Age: 45	Officer	August 2004	January 2004); Vice President – Risk Management, BNY Clearing Services, LLC, a division of
The Bank of New York (August 1995-August 2002)

Russell P. Schwei	Vice President	Re-elected by	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January
777 East Wisconsin Avenue		Board annually;	1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December
Milwaukee, WI 53202		Since	1999)
Age: 48		September 2000

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 61		September 2000

Charles M. Weber	Secretary	Re-elected by	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner,
777 East Wisconsin Avenue		Board annually;	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Milwaukee, WI 53202		Since
Age: 44		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Senior Vice President and Controller of Capital Markets and Asset Management, the Advisor since
777 East Wisconsin Avenue	Treasurer	Board annually;	January 2003; First Vice President, the Advisor (January 2001-January 2003); Vice President, the
Milwaukee, WI 53202		Since	Advisor (January 1999-January 2001)
Age: 37		August 2007

Robert A. Johnson	AML	Re-elected by	Compliance Officer, the Advisor since 1998, and AML Compliance Officer, the Advisor since
777 East Wisconsin Avenue	Compliance	Board annually;	January 2004
Milwaukee, WI 53202	Officer	Since
Age 44		August 2004

Bret T. Reese	Assistant	Re-elected by	Vice President and Associate General Counsel, the Advisor since June 2005; Senior Financial
777 East Wisconsin Avenue	Secretary	Board annually;	Analyst, the Advisor (August 2004-June 2005); Financial Analyst, Stark & Roth, Inc., a hedge fund
Milwaukee, WI 53202		Since	(June 2001-August 2002)
Age: 38		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on July 30, 2007 to consider the annual renewal of the Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) for management of the Baird Intermediate Bond, Aggregate Bond, Intermediate Municipal Bond, Core Plus Bond and Short-Term Bond Funds (the “Funds”).  The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request from the Directors who are not “interested persons” of the Corporation or the Advisor (“Independent Directors”), within the meaning of the Investment Company Act of 1940 (the “1940 Act”), from the Advisor (including its Form ADV, Annual Report and statement of financial condition), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2007, management fees and expense ratios, and other pertinent information.  The Independent Directors met separately in executive session with outside legal counsel to consider the Investment Advisory Agreement.  The Board also received information periodically throughout the year that was relevant to its Investment Advisory Agreement renewal process, including performance, management fee and other expense information.  Based on its evaluation of information provided by the Advisor, in conjunction with the Funds’ other service providers, the Board, including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board further noted that the Advisor has approximately $13.5 billion of assets under discretionary management, and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients and to achieve the same level of portfolio diversification needed for prudent risk management.  The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as providing some of its key personnel available to serve as officers of the Funds, selecting broker-dealers for execution of portfolio transactions, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  In addition, the Board considered that the Advisor provides administrative services to each of the Bond Funds at an annual rate of 0.05% of the Fund’s average daily net assets, and is responsible for paying each Fund’s custody, transfer agency, accounting, printing, auditing, legal and director fees and other

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS (cont.)

ordinary expenses (except for advisory and 12b-1 fees), which has the effect of capping the Funds’ expense ratios at 0.55% and 0.30% for Investor and Institutional Class shares, respectively.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ chief compliance officer, and the fact that the Advisor has not experienced any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2007 regarding the Fund’s performance in comparison to its benchmark index and its peer groups as determined by Lipper.  With respect to each Fund’s performance relative to its benchmark index, the Board noted that the Baird Intermediate Bond Fund (both Institutional and Investor Class shares) had outperformed the Lehman Brothers Intermediate Government/Credit Index for the one-year, three-year, five-year and since inception periods ended June 30, 2007; the Baird Aggregate Bond Fund (both Institutional and Investor Class shares) had outperformed the Lehman Brothers Aggregate Bond Index for the one-year, three-year, five-year and since inception periods ended June 30, 2007; the Baird Core Plus Bond Fund (both Institutional and Investor Classes) had outperformed the Lehman Brothers U.S. Universal Bond Index for the one-year, three-year, five-year and since inception periods ending June 30, 2007; and the Short-Term Bond Fund had outperformed the Lehman Brothers 1-3 Year Government/Credit Bond Index for the one-year and since inception (8/31/04) periods ended June 30, 2007.  The Board also noted that, while the performance of the Baird Intermediate Municipal Bond Fund was comparable but lower than the Lehman Brothers 7-Year General Obligation Bond Index for each of the three-year and five-year periods ended June 30, 2007, the Institutional Class of that Fund had outperformed the Index for the one-year and since inception periods (3/31/01) through June 30, 2007.

The Board also reviewed information regarding the performance of each Fund relative to other mutual funds with a similar investment objective as determined by Lipper.  The Board observed that the performance of the Institutional and Investor Class shares of the Baird Intermediate Bond Fund over the one-year, three-year, five-year and since inception periods ended June 30, 2007 were better than the Lipper Intermediate Investment Grade Debt Funds average; the performance of the Institutional and Investor Class shares of the Baird Aggregate Bond Fund over the one-year, three-year, five-year and since inception periods ended June 30, 2007 was better than the Lipper Intermediate Investment Grade Debt Funds average (in the top quartile for the one-year, three-year, five-year and since inception periods); the performance of the Institutional and Investor Class shares of the Baird Intermediate Municipal Bond Fund over the one-year, three-year, five-year and since inception periods ended June 30, 2007 was better than the Lipper Intermediate Municipal Debt Funds average (in the top quartile for the since inception period); the performance of the Institutional and Investor Class shares of the Baird Core Plus Bond Fund over the one-year, three-year, five-year and since inception periods ended June 30, 2007 was better than the Lipper Intermediate Investment Grade Debt Funds average (in the top quartile for all periods); and the performance of the Baird Short-Term Bond Fund for the one-year and since inception periods ended June 30, 2007 was better than the Lipper Short-Term Investment Grade Debt Funds average.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS (cont.)

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee and total expense ratio (for both its Investor Class and Institutional Class shares) were significantly lower than the average and median advisory fees and expense ratios for all mutual funds in its Lipper category.

The Board also reviewed and considered investment management fees charged by the Advisor to other investment advisory clients and found that the fee paid by the Funds (0.25%) was less than the fee that the Advisor charges on the first $25 million (0.30%) of a separately managed account and the same as the fee that the Advisor charges on the next $25 million.  The Board noted and discussed the extent of the significant additional services provided to the Funds that the Advisor did not provide in the other advisory relationships.  Those services included certain administrative services, oversight of the Fund’s other service providers, director support, risk management, regulatory compliance and various other services.

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and the profitability to the Advisor of having a relationship with the Funds.  The Board noted the unique expense structure of the Funds whereby the Institutional Class shareholders were charged only a management fee and an administration fee and the Adviser incurred all of the other expenses on behalf of each Fund and that the Investor Class shareholders incurred the same expenses as the Institutional Class shareholders plus a 0.25% 12b-1 fee.  This structure means that the annual expense ratio for each Fund (as a percentage of average daily net assets) is 0.55% for Investor Class shares and 0.30% for Institutional Class shares.  The Advisor informed the Board that the profits realized by the Advisor (as a percentage of revenue) from its relationship with the Funds were less than those realized by the Advisor on its investment advisory business as a whole, particularly since the 0.05% administration fee payable to the Advisor by each Fund was considerably less than the Fund’s expenses that the Advisor is required to pay.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board also reviewed and considered the general financial condition of the Advisor and determined it to be sound.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable with respect to the services provided and the performance of the Fund.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor essentially bears all of the Funds’ expenses other than management, 12b-1 and administration fees.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS (cont.)

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor does not have any soft dollar arrangements and does not realize any other tangible benefits in connection with its management of the Funds.  The Board believed that the Funds generally benefit from their association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

After consideration of the above factors, the Board, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement with the Funds as being in the best interests of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Results of Special Meeting of Shareholders

The Funds held a special meeting of shareholders on December 19, 2007 relating to the election of directors.  The shareholders elected each of the five persons nominated, including three current directors, John W. Feldt, G. Frederick Kasten, Jr. and Frederick P. Stratton, Jr.; and two director nominees, Cory L. Nettles and Marlyn J. Spear.  A total of 102,756,959 shares were represented at the meeting, either in person or by proxy, constituting 69.6% of the shares eligible to vote.  The voting results were as follows:

	For	Against/Withheld	Abstentions/Broker Non Votes
John W. Feldt	102,675,068	81,891	0
G. Frederick Kasten, Jr.	102,674,460	82,499	0
Frederick P. Stratton, Jr.	102,672,540	84,419	0
Cory L. Nettles	102,677,551	79,408	0
Marlyn J. Spear	102,677,551	79,408	0

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser (retired 12-31-07)
Frederick P. Stratton, Jr.
Cory L. Nettles (effective 1-1-08)
Marlyn J. Spear (effective 1-1-08)

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Annual Report - Baird Funds

December 31, 2007

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds, Inc.
1-866-442-2473
www.bairdfunds.com

February 27, 2008

Dear Shareholder,

Thank you for investing in the Baird Funds.  We are pleased to report that the aggregate net assets of the eight mutual funds in our family have grown to more than $1.6 billion as of the end of 2007, representing an increase of 55% over the prior year.  Also, in December 2007 the shareholders of the Funds elected two new directors, Cory Nettles and Marlyn Spear, to our Board.  Their fresh perspectives and experience will complement the institutional knowledge of our three current directors.  We look forward to working with the Board in the years to come.

In this Annual Report we review the equities market in 2007 and the performance and composition of each of the Baird Equity Funds.  We hope you find this report both informative and helpful in achieving your investment goals.  We appreciate your support and look forward to helping you achieve your investment goals.  Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2007 Economic and Stock Market Commentary

The Dow Jones Industrial Average and the S&P 500 Stock Index, the primary benchmarks used to assess the performance of the stock markets generally, posted positive total returns for 2007 of 8.91% and 5.49%, respectively.

2007 was a year in which volatility reigned.  The S&P 500 and DJIA reached all time highs in early October before retreating at the end of the year, having surpassed their own respective record highs several times on their way to those peaks.  Such record returns came on the heels of a 4-1/2 year trend in which equity markets benefited from strong economic conditions, positive job growth, historically low interest rates and contained inflation.  The second quarter saw 10% annual corporate profit growth and robust private equity investment in publicly traded companies, while the Institute for Supply Management (ISM) manufacturing index reached its highest level in fourteen months.

As the year wore on, however, concerns surrounding the continuing deterioration in housing and a tightening credit environment increased and compounded the on-going effects of high oil prices.  In such environments, the broad market may be influenced by, and respond aggressively to, short-term considerations.  Accordingly, heightened levels of risk aversion and mixed forward economic indicators combined with several rounds of reductions in the Federal Reserve’s federal funds and discount rates produced wild oscillations in the various market indices.  The Dow Jones Industrial Average experienced its first fourth-quarter drop in 10 years.

Even with this challenging backdrop, growth stocks emerged to a leadership position over their value counterparts early in 2007, and maintained that lead for the entire year.  This development represented the reversal of several years of value outperformance.

Despite a very challenging environment, the bond market produced strong nominal returns in 2007.  The flight to quality made Treasuries the top performing fixed income sector.  In looking back at the year, 2007 will go down in the record books as an extremely difficult year for the bond market.  It was a volatile year in which risk was dramatically and violently repriced.

International markets were generally favorable for the year.  Foreign sales and good growth in the emerging economies helped buffer the effects of the U.S. weakness.

Outlook for 2008

Although recent economic news has been disappointing and increases the odds of a recession in 2008, we still do not anticipate a recession this year given solid global growth, monetary stimulus from an accommodative Fed and potential fiscal stimulus.  While the recent rise in the unemployment rate from 4.7% to 5% in December is of a magnitude that has historically been associated with recessions, the ISM manufacturing index is not yet at levels associated with past recessions.  The key indicator to watch regarding the risk of a recession is the trend in employment.  Even if employment continues to slow, a recession should be avoided so long as employment growth stays in positive territory.

A second factor in the recession debate is the Federal Reserve which has already cut the federal funds rate 225 basis points since September 18, 2007.  The Fed has been fighting a two-headed monster since this past summer.  High oil and food prices have caused the Consumer Price Index (CPI) to rise to uncomfortable levels, which has made the Fed reluctant to stimulate the economy too much for fear of increasing inflation.  However, even with the interest rate cuts, the Core CPI is only slightly ahead of the Fed’s comfort level and the odds favor an easing in inflationary pressures in the months ahead.

2007 Economic and Stock Market Commentary

In addition, the Fed has been using a variety of other tools in its attempt to stabilize the credit markets.  Since it takes up to a year for the full effect of rate cuts to be felt in the economy, the precise level of future cuts is harder to predict.

Regarding the equity markets, valuations are quite reasonable, interest rates are coming down and there is plenty of liquidity on the sidelines.  Hence, we expect stock prices will be higher in 2008, albeit not without continued volatility.  The recent price swings we have experienced will likely continue as the markets handicap the probability of different economic scenarios.  Corporate profits from the fourth quarter of 2007 have declined from levels experienced a year earlier.  That performance, combined with the third quarter’s decline, represent the first back to back quarters of negative growth in nearly six years.  In addition, corporate profits for the first two quarters of 2008 are expected to be relatively weak overall. This situation would be positive for growth companies since investors tend to flock to companies with stable growth rates during tumultuous periods.  In fact, large-cap growth funds continued to outpace the results from value funds for the fourth quarter and led for the full year for the first time since 1999.  An uncertain economic environment combined with an increase in investor risk aversion has historically been a strong environment for quality growth companies.  Hence, your Baird Investment Management portfolio strategy should benefit from investors focusing again on company fundamentals amidst the market volatility.

Baird LargeCap Fund

December 31, 2007

Portfolio Managers’ Commentary

Stock market performance trends in 2007 exhibited significant volatility with both record highs in benchmark indices and considerable concern regarding mixed economic indicators. Growth stocks overtook value for the first time in several years, and decisively outperformed their value counterparts for the year.  The large cap markets turned in their fifth year of positive returns, and the Russell 1000 Growth® Index led Russell’s style indices for the year.

The Baird LargeCap Fund’s equity performance trailed the Russell 1000 Growth® Index, the Fund’s primary benchmark, but outperformed the S&P 500 Index in 2007.  Specifically, the Fund’s Institutional Class shares provided a 9.63% total return in 2007 (9.29% for Investor Class shares), lagging the 11.81% return of the Russell 1000 Growth® Index, but exceeding the 5.49% return of the S&P 500.

Energy and Industrial sector names provided healthy relative contribution with no names in the portfolio’s lowest contributing quintile, and nearly 80% of them in the top half.  Energy stocks Schlumberger Ltd., Weatherford International Ltd. and Southwestern Energy were the third, fourth and fifth strongest contributors with total annual returns of 57%, 71% and 59%, respectively.

Stock selection in the Health Care and Consumer Staples sectors accounted for the bulk of the Fund’s underperformance versus the Russell 1000 Growth® Index during the year, with disappointing results from holdings Walgreen Co., Sysco Corp., Genentech and Celgene Corp. (-16%, -13%, -17% and -31%, respectively, for the year), with positive contributors in the sectors unable to offset the weight of weaker names.

Many of the year’s buys and sells involved replacement of a name whose growth prospects appeared to have deteriorated relative with another company in the same sector.  Energy holding BJ Services was eliminated in favor of the aforementioned Weatherford International, a company with greater geographic diversity; Costco was purchased to replace Pepsico in the Consumer Staples sector, based on our belief in its greater long-term growth opportunities; Cardinal Health was replaced with Cytyc Corp., a company poised to benefit from acquisition by existing holding Hologic; and Capital One Financial made way for Northern Trust Corp., which boasts a conservative balance sheet and relatively low credit exposure.  These new additions gained 71%, 27%, 17%, and 20% from the times of their respective purchases.  The eliminated positions returned -7%, 7%, -1% and -12% for the part of the year they spent in the portfolio, and -17%,  24%,  -10% and -38% for the full year.

Although recent economic news has been disappointing and increases the odds of a recession in 2008, we still do not anticipate a recession this year given solid global growth, monetary stimulus from an accommodative Fed and potential fiscal stimulus.  As always, our goal is to be fully invested in high quality growth companies that typically demonstrate the ability to expand earnings, not only during economic upturns, but also when economic activity slows.

Portfolio Managers:

Douglas E. Guffy
Ken Hemauer, CFA
J. Bary Morgan, CFA

Baird LargeCap Fund

A December 31, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*

Microsoft Corporation	2.9%
Danaher Corporation	2.8%
Electronic Arts Inc.	2.8%
Emerson Electric Company	2.8%
Abbott Laboratories	2.7%
Iron Mountain Incorporated	2.7%
Hologic, Inc.	2.7%
Cisco Systems, Inc.	2.6%
Johnson Controls, Inc.	2.5%
Corning Incorporated	2.5%

Net Assets:	$28,384,788
Portfolio Turnover Rate:	72.2%
Number of Equity Holdings:	49

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of December 31, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2009.

****	Includes 0.25% 12b-1 fee.

Baird LargeCap Fund

Baird LargeCap Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird LargeCap Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird LargeCap Fund

Average Annual Total Returns

For the Periods Ended December 31, 2007	One Year	Five Years	Since Inception(1)
Baird LargeCap Fund – Institutional Class Shares	9.63%	8.36%	-0.54%
Baird LargeCap Fund – Investor Class Shares	9.29%	8.05%	-0.81%
Russell 1000® Growth Index(2)	11.81%	12.10%	-3.05%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2007.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 96.4%

Aerospace & Defense – 2.0%
9,275	Honeywell
	International, Inc.	$571,062

Auto Components – 2.5%
19,677	Johnson Controls, Inc.	709,159

Biotechnology – 5.4%
7,700	Celgene Corporation*	355,817
7,592	Genentech, Inc.*	509,195
14,727	Gilead Sciences, Inc.*	677,589
		1,542,601
Capital Markets – 4.6%
6,444	Northern Trust Corporation	493,482
7,376	State Street Corporation	598,931
3,575	T. Rowe Price Group, Inc.	217,646
		1,310,059
Chemicals – 4.2%
11,768	Ecolab, Inc.	602,639
6,684	Praxair, Inc.	592,938
		1,195,577
Commercial Banks – 0.9%
9,335	Marshall & Ilsley
	Corporation	247,191

Communications Equipment – 5.1%
27,196	Cisco Systems, Inc.*	736,196
29,248	Corning Incorporated*	701,660
		1,437,856
Computers & Peripherals – 5.9%
3,299	Apple Computer, Inc.*	653,466
11,325	Hewlett-Packard Company	571,686
17,972	Network Appliance, Inc.*	448,581
		1,673,733
Electrical Equipment – 5.1%
17,952	Agilent Technologies, Inc.*	659,556
13,930	Emerson Electric Company	789,274
		1,448,830
Energy Equipment & Services – 4.5%
6,181	Schlumberger Limited f	608,025
9,945	Weatherford
	International Ltd.* f	682,227
		1,290,252
Food & Staples Retailing – 6.3%
6,483	Costco Wholesale Corp.	452,254
16,650	Sysco Corporation	519,647
11,448	Walgreen Company	435,940
9,450	Whole Foods Market, Inc.	385,560
		1,793,401
Health Care Equipment & Supplies – 4.2%
11,001	Hologic, Inc.*	755,109
10,892	St Jude Medical, Inc.*	442,651
		1,197,760
Insurance – 1.5%
6,000	Principal Financial
	Group, Inc.	413,040

Internet Software & Services – 1.0%
8,525	eBay Inc.*	282,945

IT Services – 6.7%
20,913	Iron Mountain
	Incorporated*	774,199
12,123	Paychex, Inc.	439,095
28,376	Western Union Company	688,969
		1,902,263
Life Science Tools & Services – 1.5%
7,300	Thermo Fisher
	Scientific, Inc.*	421,064

Machinery – 7.9%
9,200	Danaher Corporation	807,208
10,620	Illinois Tool Works, Inc.	568,595
9,214	ITT Industries, Inc.	608,493
3,750	Joy Global Inc.	246,825
		2,231,121

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 96.4% (cont.)

Media – 1.7%
15,275	The Walt
	Disney Company	$493,077

Multiline Retail – 2.9%
11,955	Kohl’s Corporation*	547,539
5,372	Target Corporation	268,600
		816,139
Oil & Gas – 2.3%
11,906	Southwestern
	Energy Company*	663,402

Personal Products – 1.7%
12,150	Avon Products, Inc.	480,290

Pharmaceuticals – 4.8%
13,881	Abbott Laboratories	779,418
9,106	Allergan, Inc.	584,969
		1,364,387
Semiconductor & Semiconductor Equipment – 2.4%
20,484	Texas Instruments
	Incorporated*	684,166
Software – 8.0%
15,069	Adobe Systems,
	Incorporated*	643,898
13,649	Electronic Arts Inc.*	797,238
23,479	Microsoft Corporation	835,852
		2,276,988
Specialty Retail – 2.0%
24,250	Staples, Inc.	559,448

Trading Companies & Distributors – 1.3%
8,941	Fastenal Company	361,395
	Total Common Stocks
	(Cost $22,747,358)	27,367,206

SHORT-TERM INVESTMENTS – 2.9%

Money Market Fund – 2.9%
827,900	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	827,900
	Total Short-Term
	Investments
	(Cost $827,900)	827,900

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 38.0%

Certificate of Deposit – 1.6%
$438,033	Barclays Bank,
	5.15%, 2/12/08	438,226

Commercial Paper – 10.2%
328,524	Alianz Finance Corporation,
	5.06%, 01/16/08	327,834
	Atlantic Asset
	Securitization Corp.:
65,705	6.13%, 01/04/08	65,671
109,508	5.447%, 01/25/08	109,149
109,508	Barton Capital Corporation,
	5.835%, 01/10/08	109,365
109,508	GovCo LLC,
	5.584%, 01/15/08	109,292
286,415	KKR Atlantic Funding Trust,
	5.205%, 03/13/08 #	281,847
196,852	Kitty Hawk Funding Corp.,
	5.323%, 01/25/08	196,206
438,033	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	436,263
223,429	Rams Funding Three LLC,
	5.386%, 02/11/08	223,429

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 38.0% (cont.)

Commercial Paper – 10.2% (cont.)
$109,508	Ranger Funding Company
	LLC, 5.456%, 01/11/08	$109,350
153,311	Sheffield Receivables,
	6.099%, 01/04/08	153,232
350,426	Sigma Finance,
	4.62%, 02/11/08	341,000
109,508	Thunder Bay Funding LLC,
	5.839%, 01/14/08	109,307
109,508	Tulip Funding Corporation,
	5.627%, 01/03/08	109,465
109,508	Variable Funding
	Capital Corporation,
	5.492%, 01/18/08	109,250
109,508	Windmill Funding,
	6.136%, 01/10/08	109,365
		2,900,025

Shares

Money Market Mutual Funds – 3.6%
516,617	Merrill Lynch Premier
	Institutional Fund	516,617
512,479	Reserve Primary Fund	512,479
		1,029,096

Principal
Amount

Repurchase Agreements – 22.6%
$547,541	BNP Paribas, 4.70%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by a Fannie
	Mae Collateralized Mortgage
	Obligation, 6.00%, 11/01/37,
	valued at $555,751.
	Repurchase proceeds
	are $547,684.)	547,541
1,095,081	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	AID – ISRAEL Government
	Guaranteed Zero Coupon
	Bonds, 09/15/13 – 11/15/21
	and U.S. Treasury Receipts,
	08/15/13, valued at
	$1,119,855. Repurchase
	proceeds are $1,095,358.)	1,095,081
1,095,081	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	U.S. Treasury Receipts,
	8/15/08 – 8/15/13, valued
	at $1,116,983. Repurchase
	proceeds are $1,095,358.)	1,095,081
416,131	Credit Suisse, 4.64%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	collateralized mortgage
	obligations, 5.434 – 6.50%,
	11/25/36 – 01/15/49, valued
	at $436,952. Repurchase
	proceeds are $416,238.)	416,131
The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 38.0% (cont.)

Repurchase Agreements – 22.6% (cont.)
$1,095,081	Goldman Sachs, 4.62%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized by
	a Wells Fargo Collateralized
	Mortgage Obligation,
	6.00%, 08/25/37, valued at
	$1,115,861. Repurchase
	proceeds are $1,095,362.)	$1,095,081
547,541	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized by
	a Morgan Stanley Senior
	Subordinated Note, 4.955%,
	09/26/08, valued at
	$657,049. Repurchase
	proceeds are $547,682.)	547,541
1,598,819	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized by
	a Fannie Mae Collateralized
	Mortgage Obligation,
	5.315%, 09/25/35, valued
	at $1,631,233. Repurchase
	proceeds are $1,599,250.)	1,598,819
		6,395,275
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $10,767,539)	10,762,622

	Total Investments
	(Cost $34,342,797) –
	137.3%	38,957,728
	Liabilities in Excess of
	Other Assets – (37.3)%	(10,572,940)
	TOTAL NET
	ASSETS – 100.0%	$28,384,788

*	Non-Income Producing
f	Foreign Security
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

December 31, 2007

Portfolio Managers’ Commentary

Stock market performance trends in 2007 exhibited significant volatility with both record highs in benchmark indices and considerable concern regarding mixed economic indicators. Growth stocks overtook value for the first time in several years, and decisively outperformed their value counterparts for the year.

The Baird MidCap Fund’s equity performance outperformed the broad market benchmarks in 2007. Specifically, the Fund’s Institutional Class shares provided a 20.89% total return in 2007 (20.61% for Investor Class shares), exceeding the 11.43% and 7.98% respective returns of the Russell Midcap Growth® Index, the Fund’s primary benchmark, and the S&P MidCap 400 Index.

Generally speaking, portfolio holdings contributing positively to the portfolio outnumbered those contributing negatively by more than 2:1.  Our stock selection added value in the majority of the sectors in which we invest, but the Consumer Discretionary and Information Technology sectors were the two standouts.  Gamestop Corp., Consumer Discretionary holding, and Activision, an Information Technology name, were the top two contributing stocks for the year.  Strong results from these and other securities in those sectors, including Chipotle Mexican Grill, Dolby Laboratories, Navteq Corp. and Alliance Data Systems (125%, 72%, 102%, 44%, 64% and 25%, respectively, for the year), propelled the portfolio’s outperformance.  Four of the Fund’s holdings were bought out during the year, adding significant value to the portfolio in each case.  Such buy-out activity may not recur in 2008.

The Consumer Staples and Financials sectors were the only negative contributors for the year. In 2007, Financial stocks faced the challenging scenario of a credit crunch and fallout in the domestic housing market.  Though most of our exposure was with regional banks, which faced less pressure than did the larger cap commercial and multi-national banks, it proved difficult for any financial institution to escape unscathed.  The Financials sector was responsible for the greatest absolute and relative negative contribution for the year.  Only two Financial holdings, Investors Financial Services which was bought out in the first quarter, and Eaton Vance Corp., with respective portfolio returns of 40% and 39%, were in the top half of the portfolio’s contributors.  Meanwhile, three of the portfolio’s four lowest contributors were Financial stocks:  Zions Bancorporation, East West Bancorp and Marshall & Ilsley Corp. (-42%, -31% and -28%).

Buyouts made room for new holdings, Akamai Technologies and Lamar Advertising Co.  Oceaneering International, also a new holding for the Fund in 2007, “graduated” from the Baird SmallCap Fund as it grew too large for that strategy’s investment guidelines.  This energy service company grew 28% from the time of purchase to the end of the year.

Chipotle Mexican Grill, referenced above, was purchased in February and sold in October after the stock price had doubled to a valuation well above both historical highs and the company’s peer group.

Other holdings were eliminated on slowing growth or deteriorating fundamentals, including Consumer Discretionary holdings Williams-Sonoma and Chico’s FAS, and IT stock Cognizant Technology.  These holdings returned 8%, -47% and 10%, respectively, during the portion of the year spent in the portfolio, but -16%, -56% and -12% for the entire year.

Baird MidCap Fund

Although recent economic news has been disappointing and increases the odds of a recession in 2008, we still do not anticipate a recession this year given solid global growth, monetary stimulus from an accommodative Fed and potential fiscal stimulus.  As always, our goal is to be fully invested in high quality growth companies that typically demonstrate the ability to expand earnings, not only during economic upturns, but also when economic activity slows.

Portfolio Managers:

Greg Edwards, CFA
J. Bary Morgan, CFA
Chuck Severson, CFA

Baird MidCap Fund

A December 31, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*

United Natural Foods, Inc.	3.1%
Covance Inc.	2.8%
Smith International, Inc.	2.7%
Harsco Corporation	2.7%
Advance Auto Parts, Inc.	2.7%
Cephalon, Inc.	2.6%
Logitech Intl. S.A.	2.6%
Dolby Laboratories, Inc.	2.6%
Global Payments, Inc.	2.6%
Harris Corporation	2.6%

Net Assets:	$41,400,391
Portfolio Turnover Rate:	72.3%
Number of Equity Holdings:	44

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of December 31, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2009.

****	Includes 0.25% 12b-1 fee.

Baird MidCap Fund

Baird MidCap Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Baird MidCap Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Baird MidCap Fund

Average Annual Total Returns

For the Periods Ended December 31, 2007	One Year	Five Years	Since Inception(1)
Baird MidCap Fund – Institutional Class Shares	20.89%	13.61%	5.44%
Baird MidCap Fund – Investor Class Shares	20.61%	13.34%	5.21%
Russell Midcap® Growth Index(2)	11.43%	17.90%	3.66%

(1)	For the period from December 29, 2000 (commencement of operations) through December 31, 2007.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.  The Russell 1000® Index consists of the largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 94.9%

Auto Components – 2.2%
52,324	Gentex Corporation	$929,797

Biotechnology – 2.6%
15,267	Cephalon, Inc.*	1,095,560

Capital Markets – 2.2%
19,868	Eaton Vance Corporation	902,206

Commercial Banks – 4.8%
35,826	East West Bancorp, Inc.	868,064
21,519	Marshall &
	Ilsley Corporation	569,823
11,346	Zions Bancorporation	529,745
		1,967,632
Commercial Services & Supplies – 2.0%
14,211	Stericycle, Inc.*	844,133

Communications Equipment – 5.2%
21,740	Dolby Laboratories, Inc.*	1,080,913
16,857	Harris Corporation	1,056,597
		2,137,510
Computers & Peripherals – 2.6%
29,763	Logitech Intl S.A.* f	1,090,516

Electrical Equipment – 4.3%
15,645	Roper Industries, Inc.	978,438
26,000	Trimble Navigation
	Limited*	786,240
		1,764,678
Energy Equipment & Services – 6.6%
17,762	Cameron International
	Corporation*	854,885
11,277	Oceaneering
	International, Inc.*	759,506
15,229	Smith International, Inc.	1,124,662
		2,739,053
Food & Staples Retailing – 5.5%
40,181	United Natural Foods, Inc.*	1,274,541

Food & Staples Retailing – 5.5% (cont.)
24,481	Whole Foods Market, Inc.	998,825
		2,273,366
Health Care Equipment & Supplies – 7.9%
12,904	Gen-Probe, Incorporated*	812,049
12,309	Hologic, Inc.*	844,890
10,619	IDEXX Laboratories, Inc.*	622,592
18,573	ResMed, Inc.*	975,640
		3,255,171
Health Care Providers & Services – 2.2%
21,007	VCA Antech, Inc.*	929,140

Health Care Technology – 2.0%
14,368	Cerner Corporation*	810,355

Hotels, Restaurants & Leisure – 1.9%
34,097	The Cheesecake Factory
	Incorporated*	808,440

Household Durables – 2.3%
12,725	Harman International
	Industries, Incorporated	937,960

Internet Software & Services – 1.8%
21,374	Akamai Technologies, Inc.*	739,540

IT Services – 4.9%
22,845	Global Payments, Inc.	1,062,749
25,669	Iron Mountain
	Incorporated*	950,266
		2,013,015
Life Sciences Tools & Services – 2.8%
13,233	Covance Inc.*	1,146,242

Machinery – 8.5%
6,101	Bucyrus International,
	Inc. – Class A	606,378
17,501	Harsco Corporation	1,121,289
14,564	Joy Global Inc.	958,603
17,433	Oshkosh Truck
	Corporation	823,884
		3,510,154

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 94.9% (cont.)

Media – 1.7%
14,781	Lamar Advertising
	Co. – Class A	$710,523

Office Electronics – 2.3%
26,988	Zebra Technologies
	Corporation – Class A*	936,484

Oil & Gas – 2.2%
16,505	Southwestern
	Energy Company*	919,659

Semiconductor & Semiconductor Equipment – 1.9%
25,682	Microchip Technology
	Incorporated	806,928

Software – 4.3%
32,495	Activision, Inc.*	965,102
21,541	Citrix Systems, Inc.*	818,773
		1,783,875
Specialty Retail – 8.2%
28,949	Advance Auto Parts, Inc.	1,099,773
24,279	Dick’s Sporting Goods, Inc.*	673,985
14,813	Gamestop Corporation –
	Class A*	920,035
19,712	Tractor Supply Company*	708,449
		3,402,242
Trading Companies & Distributors – 2.0%
20,491	Fastenal Company	828,246
	Total Common Stocks
	(Cost $30,806,033)	39,282,425

SHORT-TERM INVESTMENTS – 4.9%

Money Market Fund – 4.9%
2,040,673	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	2,040,673
	Total Short-Term
	Investments
	(Cost $2,040,673)	2,040,673

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 37.1%

Certificate of Deposit – 1.5%
$624,969	Barclays Bank,
	5.15%, 2/12/08	625,244

Commercial Paper – 10.0%
468,727	Alianz Finance Corporation,
	5.06%, 01/16/08	467,742
	Atlantic Asset
	Securitization Corp.:
93,745	6.13%, 01/04/08	93,697
156,242	5.447%, 01/25/08	155,730
156,242	Barton Capital Corporation,
	5.835%, 01/10/08	156,037
156,242	GovCo LLC,
	5.584%, 01/15/08	155,934
408,646	KKR Atlantic Funding Trust,
	5.205%, 03/13/08 #	402,130
280,861	Kitty Hawk Funding Corp.,
	5.323%, 01/25/08	279,940
624,969	Kommunalkredit Austria
	AG, 4.89%, 01/31/08	622,444
318,780	Rams Funding Three LLC,
	5.386%, 02/11/08	318,780

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 37.1% (cont.)

Commercial Paper – 10.0% (cont.)
$156,242	Ranger Funding Company
	LLC, 5.456%, 01/11/08	$156,017
218,739	Sheffield Receivables,
	6.099%, 01/04/08	218,625
499,975	Sigma Finance,
	4.62%, 02/11/08	486,526
156,242	Thunder Bay Funding LLC,
	5.839%, 01/14/08	155,955
156,242	Tulip Funding Corporation,
	5.627%, 01/03/08	156,181
156,242	Variable Funding
	Capital Corporation,
	5.492%, 01/18/08	155,873
156,242	Windmill Funding,
	6.136%, 01/10/08	156,037
		4,137,648

Shares

Money Market Mutual Funds – 3.6%
737,090	Merrill Lynch Premier
	Institutional Fund	737,090
731,187	Reserve Primary Fund	731,187
		1,468,277

Principal
Amount

Repurchase Agreements – 22.0%
$781,211	BNP Paribas, 4.70%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by a Fannie
	Mae Collateralized
	Mortgage Obligation,
	6.00%, 11/01/37, valued
	at $792,925. Repurchase
	proceeds are $781,415.)	781,211
1,562,422	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	AID – ISRAEL Government
	Guaranteed Zero Coupon
	Bonds, 09/15/13 – 11/15/21
	and U.S. Treasury Receipts,
	08/15/13, valued at
	$1,597,768. Repurchase
	proceeds are $1,562,817.)	1,562,422
1,562,422	Citigroup, 4.55%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	U.S. Treasury Receipts,
	08/15/08 – 08/15/13, valued
	at $1,593,670. Repurchase
	proceeds are $1,562,817.)	1,562,422
593,720	Credit Suisse, 4.64%, Dated
	12/31/07, Due 01/02/08,
	(Collateralized by various
	collateralized mortgage
	obligations, 5.434 – 6.50%,
	11/25/36 – 01/15/49, valued
	at $623,428. Repurchase
	proceeds are $593,873.)	593,720

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2007

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 37.1% (cont.)

Repurchase Agreements – 22.0% (cont.)
$1,562,422	Goldman Sachs, 4.62%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized by
	a Wells Fargo Collateralized
	Mortgage Obligation,
	6.00%, 08/25/37, valued
	at $1,592,070. Repurchase
	proceeds are $1,562,823.)	$1,562,422
781,211	Morgan Stanley, 4.65%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized
	by a Morgan Stanley Senior
	Subordinated Note, 4.955%,
	09/26/08, valued at
	$937,453. Repurchase
	proceeds are $781,413.)	781,211
2,281,136	Morgan Stanley, 4.85%,
	Dated 12/31/07, Due
	01/02/08, (Collateralized by
	a Fannie Mae Collateralized
	Mortgage Obligation,
	5.315%, 09/25/35, valued
	at $2,327,383. Repurchase
	proceeds are $2,281,750.)	2,281,136
		9,124,544
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $15,362,634)	15,355,713

	Total Investments
	(Cost $48,209,340) –
	136.9%	56,678,811
	Liabilities in Excess of
	Other Assets – (36.9)%	(15,278,420)
	TOTAL NET
	ASSETS – 100.0%	$41,400,391

*	Non-Income Producing
f	Foreign Security
#	Fair Valued by Advisor

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

December 31, 2007

Portfolio Managers’ Commentary

Stock market performance trends in 2007 exhibited significant volatility with both record highs in benchmark indices and considerable concern regarding mixed economic indicators.  Growth stocks overtook value for the first time in several years, and decisively outperformed their value counterparts for the year.

The Baird SmallCap Fund’s equity performance trailed the broad market benchmarks in 2007. Specifically, the Fund’s Institutional Class shares provided a -3.18% total return in 2007 (-3.21% for Investor Class shares), lagging the 7.05% and -0.30% respective returns of the Russell 2000 Growth® Index, the Fund’s primary benchmark, and the S&P SmallCap 600 Index.

A particular feature of performance in 2007 was the strength of the largest stocks in the small cap universe.  At year-end, over 10% of the assets in the Russell 2000 Growth® Index consisted of stocks whose capitalizations were greater than $3 billion, with the largest holding exceeding $8 billion.  This largest quintile provided the only positive contribution to benchmark performance in the fourth quarter. Unfortunately, BIM’s small cap portfolio was unable to take full advantage of this trend due to our adherence to our own portfolio guidelines.  The BIM small cap team typically begins to trim stocks that exceed $2 billion in capitalization, and sells outright at $3 billion.  We maintain these guidelines because we believe that it is in our clients’ best interests to maintain asset allocation parameters by remaining a true small cap product.  For the year, BIM’s holdings in the largest market cap quintile did provide positive contribution, exceeding that of the benchmark.  However, our underweight at that cap size kept this group of holdings from countering the drag represented by the smaller quintiles.

Energy and Information Technology sector names provided healthy absolute and relative contribution with 80% of the portfolio’s names falling in the top half of portfolio contribution.  Energy stock Dawson Geophysical and IT holdings Sigma Designs, Plexus Corp. and Secure Computing Corp. were among the sectors’ strongest contributors (with returns of 96%, 70%, 10% and 20%, respectively, for the year).  Technology firm Open Solutions was acquired by two private equity firms, selling at nearly double the price at which it entered the portfolio.

Stock selection in the Consumer Discretionary, Industrials and Financials sectors accounted for the bulk of the Fund’s underperformance versus the Russell 2000 Growth® Index during the year.  In 2007, Financial stocks faced the challenging scenario of a credit crunch and fallout in the domestic housing market, troubles which tended to overflow into the Industrials sector as well.  Though most of our financial exposure was with regional banks, which faced less pressure than did the larger cap commercial and multi-national banks, it proved difficult for any financial institution to escape unscathed.  The Consumer sectors reflected the overall concerns engendered by a greater part of household spending devoted to energy and a climate of generalized economic concern.  With eight of the ten weakest contributors coming from these three sectors, it was difficult for positive contributors in each group to offset the weight of weaker names.  Holdings whose results were disappointing included Watsco, Wintrust Financial Corp., Marlin Business Services and Hibbett Sports (-20%, -30%, -50% and -35%, respectively, for the year).

Baird SmallCap Fund

New holdings during the year were well distributed across sectors, and encompassed both the top and bottom contributing stocks: Illumina, Inc., which returned 84% for the year, and Spartan Motors, which lost 56%.  Sales of stocks whose growth opportunities appeared inhibited or possessed deteriorating fundamentals included Salix Pharmaceuticals, Rackable Systems, and Varian Semiconductor Equipment Associates.  These holdings returned 5%, -54% and 42% respectively during the portion of the year spent in the portfolio, but -35%, -68% and -22% for the entire year.

Although recent economic news has been disappointing and increases the odds of a recession in 2008, we still do not anticipate a recession this year given solid global growth, monetary stimulus from an accommodative Fed and potential fiscal stimulus.  As always, our goal is to be fully invested in high quality growth companies that typically demonstrate the ability to expand earnings, not only during economic upturns, but also when economic activity slows.

Portfolio Managers:

Greg Edwards, CFA
Chuck Severson, CFA

Baird SmallCap Fund

A December 31, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Growth Index is shown below.

Top 10 Holdings*

Forrester Research, Inc.	3.1%
United Natural Foods, Inc.	3.0%
Healthways, Inc.	2.9%
TomoTherapy Inc.	2.9%
Tractor Supply Company	2.7%
Secure Computing Corporation	2.7%
ESCO Technologies, Inc.	2.6%
DTS, Inc.	2.6%
Heartland Payment Systems, Inc.	2.6%
SRA International, Inc. - Class A	2.4%

Net Assets:	$26,857,247
Portfolio Turnover Rate:	92.9%
Number of Equity Holdings:	44

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.95%
INVESTOR CLASS:	1.20%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of December 31, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2009.

****	Includes 0.25% 12b-1 fee.

Baird SmallCap Fund

Baird SmallCap Fund – Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (6/30/04), assuming reinvestment of all distributions.

Baird SmallCap Fund – Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (6/30/04), assuming reinvestment of all distributions.

Baird SmallCap Fund

Average Annual Total Returns

For the Periods Ended December 31, 2007	One Year	Since Inception(1)
Baird SmallCap Fund – Institutional Class Shares	-3.18%	4.65%
Baird SmallCap Fund – Investor Class Shares	-3.21%	4.47%
Russell 2000® Growth Index(2)	7.05%	9.34%

(1)	For the period from June 30, 2004 (commencement of operations) through December 31, 2007.
(2)
The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book and higher forecasted growth rates.  The Russell 2000® Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000® Index.  These common stocks represent approximately 10% of the U.S. equity market.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 96.1%

Automobile Parts & Equipment – 1.4%
48,698	Spartan Motors, Inc.	$372,053

Commercial Banks – 7.0%
18,887	Boston Private
	Financial Holdings, Inc.	511,460
19,483	Pinnacle Financial
	Partners, Inc.*	495,258
24,853	United Community
	Banks, Inc.	392,677
14,908	Wintrust Financial
	Corporation	493,902
		1,893,297
Commercial Services & Supplies – 3.7%
15,112	Brady Corporation –
	Class A	530,280
37,372	Marlin Business
	Services Corporation*	450,706
		980,986
Communications Equipment – 1.7%
17,498	Dycom Industries, Inc.*	466,322

Computer & Peripherals – 2.1%
10,341	Sigma Designs, Inc.*	570,823

Construction & Engineering – 2.0%
22,466	EMCOR Group, Inc.*	530,872

Distributors – 2.3%
29,423	LKQ Corporation*	618,471

Diversified Financial Services – 2.6%
25,851	Heartland Payment
	Systems, Inc.*	692,807

Electronic Equipment & Instruments – 8.9%
27,040	Daktronics, Inc.	610,293
27,433	DTS, Inc.*	701,462
30,423	Insight Enterprises, Inc.*	554,916
19,686	Plexus Corp.*	516,954
		2,383,625
Energy Equipment & Services – 8.3%
15,706	CARBO Ceramics, Inc.	584,263
7,158	Dawson Geophysical
	Company*	511,511
9,939	Dril-Quip, Inc.*	553,205
36,178	ION Geophysical
	Corporation*	570,889
		2,219,868
Food & Staples Retailing – 3.0%
25,252	United Natural
	Foods, Inc.*	800,993

Health Care Equipment & Supplies – 7.2%
33,199	Natus Medical
	Incorporated*	642,401
61,635	Regeneration
	Technologies, Inc.*	534,992
39,173	TomoTherapy Inc.*	766,224
		1,943,617
Health Care Providers & Services – 12.3%
32,204	Allscripts Healthcare
	Solutions, Inc.*	625,402
23,858	HealthExtras, Inc.*	622,217
13,319	Healthways, Inc.*	778,362
29,623	Nighthawk Radiology
	Holdings, Inc.*	623,564
23,064	Providence Service
	Corporation*	649,021
		3,298,566
Hotels, Restaurants & Leisure – 4.5%
23,456	Jack in the Box, Inc.*	604,461
54,487	Texas Roadhouse,
	Inc. – Class A*	602,626
		1,207,087
IT Services – 5.5%
29,426	Forrester Research, Inc.*	824,517

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

Schedule of Investments December 31, 2007

Shares		Value

COMMON STOCKS – 96.1% (cont.)

IT Services – 5.5% (cont.)
22,266	SRA International,
	Inc. – Class A*	$655,734
		1,480,251
Machinery – 4.9%
17,692	ESCO Technologies, Inc.*	706,618
11,136	Kaydon Corporation	607,357
		1,313,975
Road & Rail – 1.7%
31,612	Knight Transportation, Inc.	468,174

Software – 6.5%
38,581	Cogent Inc.*	430,178
74,367	Secure Computing
	Corporation*	713,923
21,666	VASCO Data Security
	International, Inc.*	604,915
		1,749,016
Specialty Retail – 6.4%
27,238	Cabela’s, Incorporated*	410,477
28,630	Hibbett Sporting
	Goods, Inc.*	572,027
20,277	Tractor Supply Company*	728,755
		1,711,259
Trading Companies & Distributors – 4.1%
18,692	Applied Industrial
	Technologies, Inc.	542,442
15,508	Watsco, Inc.	570,074
		1,112,516
	Total Common Stocks
	(Cost $25,028,855)	25,814,578

SHORT-TERM INVESTMENTS – 2.5%

Money Market Fund – 2.5%
666,642	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	666,642
	Total Short-Term
	Investments
	(Cost $666,642)	666,642
	Total Investments
	(Cost $25,695,497) –
	98.6%	26,481,220
	Other Assets in Excess of
	Liabilities – 1.4%	376,027
	TOTAL NET
	ASSETS – 100.0%	$26,857,247

*	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2007 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07 – 12/31/07).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2007 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2007

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/07	12/31/07	Period(1)	12/31/07	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,032.10	$3.84	$1,021.42	$3.82
Investor Class	1.00%	$1,000.00	$1,031.10	$5.12	$1,020.16	$5.09
Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,067.10	$4.43	$1,020.92	$4.33
Investor Class	1.10%	$1,000.00	$1,066.60	$5.73	$1,019.66	$5.60
Baird SmallCap Fund
Institutional Class	0.95%	$1,000.00	$954.70	$4.68	$1,020.42	$4.84
Investor Class	1.20%	$1,000.00	$953.60	$5.91	$1,019.16	$6.11

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2007

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $27,947,522;	$32,562,453	$47,554,267	$26,481,220
$39,084,796; and $25,695,497, respectively)
Repurchase agreements (cost $6,395,275;	6,395,275	9,124,544	—
$9,124,544; and $0, respectively)
Dividends receivable	18,769	3,260	4,197
Interest receivable	2,648	5,092	4,069
Receivable for investments sold	210,615	—	1,713,788
Receivable for fund shares sold	—	717,900	—
Other assets	8,372	6,130	10,863
Total assets	39,198,132	57,411,193	28,214,137
LIABILITIES:
Payable for collateral received for securities loaned	10,767,539	15,362,634	—
Payable to Advisor and Distributor	8,408	20,300	14,326
Payable for securities purchased	—	583,922	1,193,521
Payable for fund shares repurchased	3,313	2,692	105,764
Accrued expenses and other liabilities	34,084	41,254	43,279
Total liabilities	10,813,344	16,010,802	1,356,890
NET ASSETS	$28,384,788	$41,400,391	$26,857,247
NET ASSETS CONSIST OF:
Capital stock	$25,230,144	$33,340,135	$25,560,802
Accumulated undistributed net investment income	6,245	—	—
Accumulated net realized gain (loss) on investments sold	(1,466,532)	(409,215)	510,722
Net unrealized appreciation on investments	4,614,931	8,469,471	785,723
NET ASSETS	$28,384,788	$41,400,391	$26,857,247
INSTITUTIONAL CLASS SHARES
Net Assets	$27,644,009	$36,616,547	$26,599,596
Shares outstanding
($0.01 par value, unlimited shares authorized)	2,963,382	3,805,128	2,674,982
Net asset value, offering and redemption price per share	$9.33	$9.62	$9.94
INVESTOR CLASS SHARES
Net Assets	$740,779	$4,783,844	$257,651
Shares outstanding
($0.01 par value, unlimited shares authorized)	79,724	508,873	26,092
Net asset value, offering and redemption price per share	$9.29	$9.40	$9.87

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2007

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $1,637, $0, and $0, respectively)	$244,527	$209,884	$151,316
Interest	34,342	70,492	94,211
Income from securities lending (Note 6)	8,608	30,032	15,130
Total investment income	287,477	310,408	260,657

EXPENSES:
Investment advisory fees	186,613	294,138	361,742
Administration fees	10,569	14,273	16,092
Shareholder servicing fees	17,358	18,185	62,128
Fund accounting fees	25,817	27,919	28,687
Professional fees	26,528	26,540	26,516
Federal and state registration	29,140	28,126	33,356
Directors fees	8,450	8,450	8,450
Custody fees	5,533	7,672	9,306
Reports to shareholders	3,090	7,829	10,665
Distribution fees – Investor Class Shares (Note 8)	2,333	11,606	6,393
Interest expense (Note 7)	1,052	155	226
Miscellaneous expenses	1,655	3,670	4,285
Total expenses	318,138	448,563	567,846
Expense reimbursement by Advisor	(100,379)	(103,600)	(157,169)
Total expenses	217,759	344,963	410,677
NET INVESTMENT INCOME (LOSS)	69,718	(34,555)	(150,020)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,295,539	6,233,273	4,700,765
Change in unrealized appreciation/depreciation on investments	1,311,455	1,141,357	(6,003,303)
Net realized and unrealized gain (loss) on investments	2,606,994	7,374,630	(1,302,538)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,676,712	$7,340,075	$(1,452,558)

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment income	$69,718	$112,242
Net realized gain on investments	1,295,539	3,822,130
Change in unrealized appreciation/depreciation on investments	1,311,455	(3,222,372)
Net increase in net assets resulting from operations	2,676,712	712,000

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,164,640	8,900,784
Shares issued to holders in reinvestment of dividends	62,978	112,014
Cost of shares redeemed	(8,986,143)	(10,858,598)
Net decrease in net assets resulting
from capital share transactions	(2,758,525)	(1,845,800)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(63,676)	(110,900)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(1,174)

TOTAL DECREASE IN NET ASSETS	(145,489)	(1,245,874)

NET ASSETS:
Beginning of year	28,530,277	29,776,151
End of year (including undistributed net investment income
of $6,245 and $203, respectively)	$28,384,788	$28,530,277

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment loss	$(34,555)	$(134,222)
Net realized gain on investments	6,233,273	5,175,206
Change in unrealized appreciation/depreciation on investments	1,141,357	(5,482,914)
Net increase (decrease) in net assets resulting from operations	7,340,075	(441,930)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,258,071	27,770,122
Shares issued to holders in reinvestment of dividends	5,849,724	6,860,350
Cost of shares redeemed	(13,209,733)	(80,341,536)
Net increase (decrease) in net assets resulting
from capital share transactions	2,898,062	(45,711,064)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	(5,482,243)	(5,953,538)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	(436,338)	(990,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,319,556	(53,096,781)

NET ASSETS:
Beginning of year	37,080,835	90,177,616
End of year	$41,400,391	$37,080,835

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird SmallCap Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
OPERATIONS:
Net investment loss	$(150,020)	$(293,827)
Net realized gain on investments	4,700,765	1,686,398
Change in unrealized appreciation/depreciation on investments	(6,003,303)	2,986,275
Net increase (decrease) in net assets resulting from operations	(1,452,558)	4,378,846

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,958,827	36,379,202
Shares issued to holders in reinvestment of dividends	3,777,282	420,515
Cost of shares redeemed	(53,006,968)	(16,364,194)
Net increase (decrease) in net assets resulting
from capital share transactions	(39,270,859)	20,435,523

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	(4,092,370)	(425,164)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	(39,140)	(50,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,854,927)	24,338,514

NET ASSETS:
Beginning of year	71,712,174	47,373,660
End of year	$26,857,247	$71,712,174

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$8.53	$8.33	$8.13	$7.78	$6.41
Income from investment operations:
Net investment income	0.02	0.04	0.04 (1)	0.06 (1)	0.02
Net realized and unrealized
gains on investments	0.80	0.20	0.24	0.35	1.37
Total from investment operations	0.82	0.24	0.28	0.41	1.39
Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.08)	(0.06)	(0.02)
Net asset value, end of period	$9.33	$8.53	$8.33	$8.13	$7.78
Total return	9.63%	2.89%	3.39%	5.21%	21.75%
Supplemental data and ratios:
Net assets, end of period	$27,644,009	$27,442,329	$27,375,626	$64,754,140	$59,743,783
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.10%	1.12%	0.93%	0.93%	0.95%
Ratio of net investment income
to average net assets	0.25%	0.44%	0.46%	0.72%	0.34%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.10%)	0.07%	0.28%	0.54%	0.14%
Portfolio turnover rate(2)	72.2%	63.9%	28.6%	23.2%	24.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$8.50	$8.29	$8.09	$7.75	$6.40
Income from investment operations:
Net investment income	0.00 (1)	0.01	0.02 (2)	0.04 (2)	0.01
Net realized and unrealized
gains on investments	0.79	0.21	0.23	0.35	1.35
Total from investment operations	0.79	0.22	0.25	0.39	1.36
Less distributions:
Dividends from net investment income	—	(0.01)	(0.05)	(0.05)	(0.01)
Net asset value, end of period	$9.29	$8.50	$8.29	$8.09	$7.75
Total return	9.29%	2.64%	3.15%	5.00%	21.20%
Supplemental data and ratios:
Net assets, end of period	$740,779	$1,087,948	$2,400,525	$1,900,053	$634,160
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.35%	1.37%	1.18%	1.18%	1.20%
Ratio of net investment income
to average net assets	0.00%	0.19%	0.21%	0.47%	0.09%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.35%)	(0.18%)	0.03%	0.29%	(0.11%)
Portfolio turnover rate(3)	72.2%	63.9%	28.6%	23.2%	24.8%

(1)	Amount is less than $0.01.
(2)	Calculated using average shares outstanding during the period.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Year Ended December 31,
	2007		2006		2005		2004		2003
Per Share Data:
Net asset value, beginning of period	$9.33		$11.12		$10.91		$9.72		$7.66
Income from investment operations:
Net investment loss	(0.01	)(1)	(0.02	)(1)	(0.02	)(1)	(0.04	)(1)	(0.07)
Net realized and unrealized
gains on investments	1.99		0.46		0.63		1.25		2.13
Total from investment operations	1.98		0.44		0.61		1.21		2.06
Less distributions:
Distributions from net realized gains	(1.69)		(2.23)		(0.40)		(0.02)		—
Net asset value, end of period	$9.62		$9.33		$11.12		$10.91		$9.72
Total return	20.89%		3.93%		5.56%		12.44%		26.89%
Supplemental data and ratios:
Net assets, end of period	$36,616,547		$32,057,214		$85,670,669		$86,476,869		$28,629,656
Ratio of expenses to average net assets	0.85%		0.85%		0.85%		0.85%		1.20%
Ratio of expenses to average
net assets (before waivers)	1.11%		1.01%		0.98%		1.05%		1.20%
Ratio of net investment loss
to average net assets	(0.06%)		(0.17%)		(0.21%)		(0.43%)		(0.81%)
Ratio of net investment loss
to average net assets (before waivers)	(0.32%)		(0.33%)		(0.34%)		(0.63%)		(0.81%)
Portfolio turnover rate(2)	72.3%		78.6%		77.4%		77.9%		81.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Year Ended December 31,
	2007		2006	2005		2004		2003
Per Share Data:
Net asset value, beginning of period	$9.17		$10.99	$10.82		$9.65		$7.63
Income from investment operations:
Net investment loss	(0.04	)(1)	(0.04)	(0.05	)(1)	(0.07	)(1)	(0.09)
Net realized and unrealized
gains on investments	1.96		0.45	0.62		1.26		2.11
Total from investment operations	1.92		0.41	0.57		1.19		2.02
Less distributions:
Distributions from net realized gains	(1.69)		(2.23)	(0.40)		(0.02)		—
Net asset value, end of period	$9.40		$9.17	$10.99		$10.82		$9.65
Total return	20.61%		3.73%	5.24%		12.32%		26.47%
Supplemental data and ratios:
Net assets, end of period	$4,783,844		$5,023,621	$4,506,947		$3,944,857		$959,209
Ratio of expenses to average net assets	1.10%		1.10%	1.10%		1.10%		1.45%
Ratio of expenses to average
net assets (before waivers)	1.36%		1.26%	1.23%		1.30%		1.45%
Ratio of net investment loss
to average net assets	(0.31%)		(0.42%)	(0.46%)		(0.68%)		(1.06%)
Ratio of net investment loss
to average net assets (before waivers)	(0.57%)		(0.58%)	(0.59%)		(0.88%)		(1.06%)
Portfolio turnover rate(2)	72.3%		78.6%	77.4%		77.9%		81.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Institutional Class
				June 30, 2004(1)
	Year Ended December 31,			through
	2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$12.03	$11.20	$10.84	$10.00
Income from investment operations:
Net investment loss(2)	(0.05)	(0.05)	(0.06)	(0.03)
Net realized and unrealized
gains (losses) on investments	(0.28)	0.96	0.42	0.87
Total from investment operations	(0.33)	0.91	0.36	0.84
Less distributions:
Distributions from net realized gains	(1.76)	(0.08)	—	—
Net asset value, end of period	$9.94	$12.03	$11.20	$10.84
Total return	(3.18%)	8.13%	3.32%	8.40	%(3)
Supplemental data and ratios:
Net assets, end of period	$26,599,596	$64,008,514	$45,010,093	$17,331,262
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95	%(4)
Ratio of expenses to average
net assets (before waivers)	1.32%	1.23%	1.31%	1.89	%(4)
Ratio of net investment loss
to average net assets	(0.34%)	(0.46%)	(0.57%)	(0.65	%)(4)
Ratio of net investment loss
to average net assets (before waivers)	(0.71%)	(0.74%)	(0.93%)	(1.59	%)(4)
Portfolio turnover rate(5)	92.9%	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Investor Class
				June 30, 2004(1)
	Year Ended December 31,			through
	2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$11.96	$11.16	$10.83	$10.00
Income from investment operations:
Net investment loss(2)	(0.06)	(0.08)	(0.09)	(0.05)
Net realized and unrealized
gains (losses) on investments	(0.27)	0.96	0.42	0.88
Total from investment operations	(0.33)	0.88	0.33	0.83
Less distributions:
Distributions from net realized gains	(1.76)	(0.08)	—	—
Net asset value, end of period	$9.87	$11.96	$11.16	$10.83
Total return	(3.21%)	7.89%	3.05%	8.30	%(3)
Supplemental data and ratios:
Net assets, end of period	$257,651	$7,703,660	$2,363,567	$68,184
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.20	%(4)
Ratio of expenses to average
net assets (before waivers)	1.57%	1.48%	1.56%	2.14	%(4)
Ratio of net investment loss
to average net assets	(0.59%)	(0.71%)	(0.82%)	(0.90	%)(4)
Ratio of net investment loss
to average net assets (before waivers)	(0.96%)	(0.99%)	(1.18%)	(1.84	%)(4)
Portfolio turnover rate(5)	92.9%	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a “Fund” and collectively the “Funds”), three of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On December 31, 2007, one shareholder related to the Advisor held 47% of the Baird LargeCap Fund, 15% of the Baird MidCap Fund, and 43% of the Baird SmallCap Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation– Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that approximate market values, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 will have no material impact on the Funds’ financial statements.

b)
Foreign Securities– Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Funds as of December 31, 2007 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes– The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

d)	Distributions to Shareholders– Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

e)
Allocation of Income and Expenses– Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other– Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications– In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	688,671	$6,011,411	Shares sold	16,768	$153,229
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	6,609	62,978	reinvestment of dividends	—	—
Shares redeemed	(948,994)	(8,396,303)	Shares redeemed	(65,062)	(589,840)
Net decrease	(253,714)	$(2,321,914)	Net decrease	(48,294)	$(436,611)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,217,096		Beginning of period	128,018
End of period	2,963,382		End of period	79,724

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	1,011,084	$8,494,502	Shares sold	48,746	$406,282
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	12,995	110,843	reinvestment of dividends	138	1,171
Shares redeemed	(1,094,378)	(9,118,187)	Shares redeemed	(210,595)	(1,740,411)
Net decrease	(70,299)	$(512,842)	Net decrease	(161,711)	$(1,332,958)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,287,395		Beginning of period	289,729
End of period	3,217,096		End of period	128,018

BAIRD MIDCAP FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	489,977	$4,956,364	Shares sold	541,128	$5,301,707
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	552,386	5,413,386	dividends	45,594	436,338
Shares redeemed	(673,826)	(6,830,431)	Shares redeemed	(625,959)	(6,379,302)
Net increase	368,537	$3,539,319	Net decrease	(39,237)	$(641,257)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,436,591		Beginning of period	548,110
End of period	3,805,128		End of period	508,873

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	2,109,560	$24,906,207	Shares sold	250,734	$2,863,915
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	625,975	5,870,101	reinvestment of dividends	107,988	990,249
Shares redeemed	(7,000,989)	(77,918,215)	Shares redeemed	(220,539)	(2,423,321)
Net decrease	(4,265,454)	$(47,141,907)	Net increase	138,183	$1,430,843
Shares Outstanding:			Shares Outstanding:
Beginning of period	7,702,045		Beginning of period	409,927
End of period	3,436,591		End of period	548,110

BAIRD SMALLCAP FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	706,785	$8,361,658	Shares sold	135,581	$1,597,169
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment of
of distributions	362,943	3,738,313	dividends	3,809	38,969
Shares redeemed	(3,714,283)	(44,019,889)	Shares redeemed	(757,636)	(8,987,079)
Net decrease	(2,644,555)	$(31,919,918)	Net decrease	(618,246)	$(7,350,941)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,319,537		Beginning of period	644,338
End of period	2,674,982		End of period	26,092

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	2,601,055	$30,531,287	Shares sold	501,916	$5,847,915
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	30,717	369,831	reinvestment of dividends	4,238	50,684
Shares redeemed	(1,330,621)	(15,510,501)	Shares redeemed	(73,644)	(853,693)
Net increase	1,301,151	$15,390,617	Net increase	432,510	$5,044,906
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,018,386		Beginning of period	211,828
End of period	5,319,537		End of period	644,338

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Fund
Purchases:	$20,185,809	$27,404,840	$38,215,064
Sales:	$23,156,481	$31,521,543	$78,255,821

At December 31, 2007, accumulated earnings/losses on a tax basis were as follows:

	LargeCap	MidCap	SmallCap
	Fund	Fund	Fund
Cost of Investments	$34,426,448	$48,475,275	$25,998,394
Gross unrealized appreciation	$5,217,270	$10,052,205	$3,491,802
Gross unrealized depreciation	(685,990)	(1,848,669)	(3,008,976)
Net unrealized appreciation	$4,531,280	$8,203,536	$482,826
Undistributed ordinary income	$6,245	$—	$31,259
Undistributed long-term capital gain	—	—	782,360
Total distributable earnings	$6,245	$—	$813,619
Other accumulated losses	$(1,382,881)	$(143,280)	$—
Total accumulated earnings	$3,154,644	$8,060,256	$1,296,445

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2007, the Baird MidCap Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $143,280.

At December 31, 2007, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012 and $215,870 that expire in 2011.  To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended December 31, 2007, the Baird LargeCap Fund utilized $1,318,603 in capital loss carryovers from previous years.

During the year ended December 31, 2007, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$63,676	—
Baird MidCap Fund	970,880	$4,947,701
Baird SmallCap Fund	221,455	3,910,055

During the year ended December 31, 2006, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$112,074	—
Baird MidCap Fund	355,507	$6,588,280
Baird SmallCap Fund	—	475,855

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the years ended December 31, 2007 and 2008 and through April 30, 2009, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Fund	0.95%	1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Fiscal Period Ended December 31,
	2007	2006	2005
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2010	2009	2008
Baird LargeCap Fund	$100,379	$ 98,794	$109,024
Baird MidCap Fund	$103,600	$117,213	$129,774
Baird SmallCap Fund	$157,169	$168,361	$104,335

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the year ended December 31 2007.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of December 31, 2007, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2007

6.	SECURITIES LENDING (cont.)

Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of December 31, 2007, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$10,416,725	$10,767,539
Baird MidCap Fund	14,830,692	15,362,634
Baird SmallCap Fund	—	—

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2007.  Interest income earned on collateral investments during the year ended December 31, 2007 for Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund were $8,608, $30,032 and $15,130, respectively.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 7.08% during 2007).  For the year ended December 31, 2007, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $1,052, $155, and $226 in interest charges, respectively, on average daily loan balances of $14,164, $973 and $3,082, respectively.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $2,333, $11,606 and $6,393, respectively, in fees pursuant to the Plan during the year ended December 31, 2007.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Baird Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund (three of the portfolios constituting Baird Funds, Inc., hereafter referred to as the “Funds”), including the schedules of investments as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 22, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds were not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Baird Funds, Inc. as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 27, 2008

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

Number of
			Portfolios	Other
Positions	Term of Office	Principal	in Complex	Directorships
Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.*	Director	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	8	Director of Regal-Beloit
777 East Wisconsin Avenue	and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
Milwaukee, WI 53202	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
Age: 68			Advisor (June 1983-January 1998); President, the Advisor		company
			(January 1979-January 1983)

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	8	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-1985);		mutual fund complex
1848 University Avenue			Associate Director, University of Wisconsin Foundation		(2 portfolios); Director
Madison, WI 53705			(1967-1980)		of Nakoma Mutual
Age: 65					Funds, a mutual fund
					complex (1 portfolio)

George C. Kaiser**	Independent	Indefinite;	CEO, George C. Kaiser & Co., a business consulting	8	None
759 N. Milwaukee Street	Director	Since September	company, since 1999; Chairman and CEO, Hanger Tight
Milwaukee, WI 53202		2000	Company, a manufacturing company (1988-1999);
Age: 74			Chairman and CEO, Interstore Transfer Systems, Ltd., a
			manufacturing company (1992-1999); Chairman,
			International Retail Services Group, Ltd. (1995-1999);
			Executive Vice President, Arandell Schmidt Co., a catalog
			printer company (1984-1987); various positions Arthur
			Anderson & Co. (1957-1964, 1967-1984), most recently
			serving as Partner (1969-1984); Secretary of Administration,
			State of Wisconsin (1965-1967)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	8	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Wisconsin Energy
Age: 68			Corporation (1986-2001)		Corporation and its
					subsidiaries Wisconsin
					Electric Power
					Company and
					Wisconsin Gas LLC

*
Prior to January 1, 2008, Mr. Kasten was considered an “interested person” of the Corporation (as defined in the 1940 Act) because he had served as Chairman of the Board of the Adviser until December 31, 2005.  As of January 1, 2008, Mr. Kasten is no longer an “interested person” because more than two years have elapsed since he last served as Chairman of the Adviser and he does not own any shares of capital stock of the Adviser (or its affiliates), having redeemed his remaining interest in Baird Financial Corporation, the Adviser’s parent company in May 2007.

**	Mr. Kaiser retired as a director effective December 31, 2007.

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

Marlyn J. Spear	Independent	Indefinite;	Chief Investment Officer, Building Trades United	8	Management Trustee of
P.O. Box 530	Director	Since January	Pension Trust Fund since July 1989; Investment Officer,		AFL-CIO Housing
500 Elm Grove Road	Nominee	2008***	Northwestern Mutual Financial Network (1988-1989);		Investment Trust
Elm Grove, WI 53122			Assistant Vice-President, Firstar Trust Company
Age: 54			(1978-1987); Financial Analyst, Harco Holdings, Inc.
(1976-1978)

Cory L. Nettles****	Director	Indefinite;	Managing Director, Generation Growth Capital, Inc.	8	Director of Weyco
Generation Growth Capital, Inc.	Nominee	Since January	(since March 2007); Of Counsel, Quarles & Brady LLP		Group, Inc., a men’s
411 East Wisconsin Avenue,		2008***	(since March 2007); Partner, Quarles & Brady LLP		footwear distributor;
Suite 1710,			(January 2005 – March 2007); Secretary, Wisconsin		Director of The Private
Milwaukee, WI 53202			Department of Commerce (January 2003 – January		Bank, a financial
Age: 37			2005); Associate, Quarles & Brady LLP (July 1996 –		institution
December 2002)

***	Ms. Spear and Mr. Nettles were elected as directors effective January 1, 2008.
****
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his employment with the law firm, Quarles & Brady LLP, which provides legal services to the Adviser.  The legal services that Quarles & Brady LLP has provided to the Adviser include litigation, real estate and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2007

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management
Milwaukee, WI 53202		Since	Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc.
Age: 51		September 2000	(December 1998-February 2000); President and Chief Operating Officer, FIRMCO
(March 1994-November 1998)

J. Bary Morgan	Senior	Re-elected by	Chief Investment Officer, Baird Investment Management, a department of the Advisor, since
777 East Wisconsin Avenue	Vice President	Board annually;	January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment
Milwaukee, WI 53202		Since	Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-
Age: 42		February 2003	January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-
Age: 45	Officer	August 2004	January 2004); Vice President – Risk Management, BNY Clearing Services, LLC, a division of
The Bank of New York (August 1995-August 2002)

Russell P. Schwei	Vice President	Re-elected by	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January
777 East Wisconsin Avenue		Board annually;	1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December
Milwaukee, WI 53202		Since	1999)
Age: 48		September 2000

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 61		September 2000

Charles M. Weber	Secretary	Re-elected by	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner,
777 East Wisconsin Avenue		Board annually;	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Milwaukee, WI 53202		Since
Age: 44		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Senior Vice President and Controller of Capital Markets and Asset Management, the Advisor since
777 East Wisconsin Avenue	Treasurer	Board annually;	January 2003; First Vice President, the Advisor (January 2001-January 2003); Vice President, the
Milwaukee, WI 53202		Since	Advisor (January 1999-January 2001)
Age: 37		August 2007

Robert A. Johnson	AML	Re-elected by	Compliance Officer, the Advisor since 1998, and AML Compliance Officer, the Advisor since
777 East Wisconsin Avenue	Compliance	Board annually;	January 2004
Milwaukee, WI 53202	Officer	Since
Age 44		August 2004

Bret T. Reese	Assistant	Re-elected by	Vice President and Associate General Counsel, the Advisor since June 2005; Senior Financial
777 East Wisconsin Avenue	Secretary	Board annually;	Analyst, the Advisor (August 2004-June 2005); Financial Analyst, Stark & Roth, Inc., a hedge fund
Milwaukee, WI 53202		Since	(June 2001-August 2002)
Age: 38		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on July 30, 2007 to consider the annual renewal of the Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) for management of the Baird LargeCap, MidCap and SmallCap Funds (the “Funds”).  The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request from the Directors who are not “interested persons” of the Corporation or the Advisor (“Independent Directors”), within the meaning of the Investment Company Act of 1940 (the “1940 Act”), from the Advisor (including its Form ADV, Annual Report and statement of financial condition), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2007, management fees and expense ratios, and other pertinent information.  The Independent Directors met separately in executive session with outside legal counsel to consider the Investment Advisory Agreement.  The Board also received information periodically throughout the year that was relevant to its Investment Advisory Agreement renewal process, including performance, management fee and other expense information.  Based on its evaluation of information provided by the Advisor, in conjunction with the Funds’ other service providers, the Board, including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board noted that Baird Investment Management, a department of the Advisor, had hired additional research analysts and restructured the LargeCap Fund’s investment team in response to the departures of certain individuals in May 2006.  The Board further noted that the Advisor has approximately $13.5 billion of assets under discretionary management, and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients and to achieve the same level of portfolio diversification needed for prudent risk management.  The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as providing some of its key personnel available to serve as officers of the Funds, selecting broker-dealers for execution of portfolio transactions,

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS (cont.)

ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ chief compliance officer, and the fact that the Advisor has not experienced any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2007 regarding the Fund’s performance in comparison to its benchmark index and its peer groups as determined by Lipper.  With respect to the Baird LargeCap Fund (both Institutional and Investor Class shares), the Board observed that the Fund had outperformed its primary benchmark, the Russell 1000 Growth Index, for the period from inception (9/29/00) through June 30, 2007, but lagged the index for the one-year, three-year and five-year periods then ended.  The Board further noted that, for the period from the Fund’s inception through June 30, 2007, the Fund (Institutional Class shares) had performed above the Lipper Large Cap Growth Funds average, while performing below the Lipper peer group average for the one-year, three-year and five-year periods.  The Board recognized that the investment strategy of the LargeCap Fund focused on producing long-term risk adjusted return.

The Board noted that the Baird MidCap Fund (both Institutional and Investor Class shares) had outperformed the Russell MidCap Growth Index, its primary benchmark, for the period from the Fund’s inception through June 30, 2007, while acknowledging that the Fund had underperformed that benchmark for the one-year, three-year and five-year periods ended June 30, 2007.  The Board further noted that, for the period from the Fund’s inception through June 30, 2007, the Fund had performed above the Lipper Mid Cap Growth Funds average, and that for the one-year, three-year and five-year periods then ended the Fund had performed below the Lipper Mid Cap Growth Funds average.

With respect to the Baird SmallCap Fund, the Board observed that the Fund had underperformed its benchmark index, the Russell 2000 Growth Index, for the one-year, three-year and since inception periods ended June 30, 2007.  They also noted that the Fund had performed below the Lipper Small Cap Core Funds average for each of the periods.  The Board referred to commentary by the Advisor with respect to the Advisor’s focus on low-risk, high quality growth stocks as opposed to investments that could be considered more speculative.

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS (cont.)

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee was either equal to or slightly lower than the average and median for the universe of all mutual funds in its Lipper category.  The Board also reviewed and considered management fees charged by the Advisor to other investment advisory clients and found that the investment management fee paid by the Funds was 10 basis points (or 0.10%) less than what the Advisor charges on the first $5 million of a separately managed account. The Board recognized the extent of the significant additional services provided to each Fund that the Advisor did not provide to its other clients, such as certain administrative services, oversight of the Fund’s other service providers, director support, risk management, regulatory compliance and various other services.

The Board also examined the total expense ratio of each Fund relative to all other mutual funds in its Lipper category.  The Board noted that each Fund’s total expense ratio (both for its Institutional and Investor Class shares), after fee waivers and expense reimbursements by the Advisor, was not only lower than the average and median expense ratios for all funds in its Lipper category, but in the lowest quartile (other than Investor Class shares of the SmallCap Fund, which was in the second lowest quartile) and compared favorably to the average and median expense ratios for institutional class shares of other similarly sized funds in its Lipper category.  Each Fund’s total expense ratio was also significantly below its Morningstar category average.

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and the profitability to the Advisor of having a relationship with the Funds.  The Board noted that the Advisor had waived significant fees and/or reimbursed expenses for the Funds since their respective inception dates and that this was likely to continue in the future in order to maintain the competitiveness of the Funds’ expense ratios.  The Advisor informed the Board that the profits realized by the Advisor (as a percentage of revenue) from its relationship with the Fund have generally been less than those realized by the Advisor on its investment advisory business as a whole.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board also reviewed and considered the general financial condition of the Advisor and determined it to be sound.  The Independent Directors also reviewed the brokerage commissions paid by the Funds and noted that, due to the relatively low turnover of the Funds, that there was little added expense from brokerage commissions.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable with respect to the services provided and the performance of the Fund.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor has been waiving fees and/or reimbursing expenses for the Funds since their inception and anticipates that the Advisor will continue to do so for the foreseeable future.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS (cont.)

Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor derives ancillary benefits from its association with the Equity Funds in the form of research products and services received from unaffiliated broker-dealers who execute portfolio trades for the Funds.  However, the Board determined that such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the Advisor’s investment decision-making process.  The Board believed that the Funds generally benefit from their association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

After consideration of the above factors, the Board, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement with the Funds as being in the best interests of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap	100.00%
Mid Cap	100.00%
Small Cap	78.13%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2007 was as follows:

Large Cap	100.00%
Mid Cap	100.00%
Small Cap	78.20%

Additional Information (cont.)

Results of Special Meeting of Shareholders

The Funds held a special meeting of shareholders on December 19, 2007 relating to the election of directors.  The shareholders elected each of the five persons nominated, including three current directors, John W. Feldt, G. Frederick Kasten, Jr. and Frederick P. Stratton, Jr.; and two director nominees, Cory L. Nettles and Marlyn J. Spear.  A total of 102,756,959 shares were represented at the meeting, either in person or by proxy, constituting 69.6% of the shares eligible to vote.  The voting results were as follows:

	For	Against/Withheld	Abstentions/Broker Non Votes
John W. Feldt	102,675,068	81,891	0
G. Frederick Kasten, Jr.	102,674,460	82,499	0
Frederick P. Stratton, Jr.	102,672,540	84,419	0
Cory L. Nettles	102,677,551	79,408	0
Marlyn J. Spear	102,677,551	79,408	0

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Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser (retired 12-31-07)
Frederick P. Stratton, Jr.
Cory L. Nettles (effective 1-1-08)
Marlyn J. Spear (effective 1-1-08)

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the President, Treasurer, and Assistant Treasurer of the Registrant.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that John W. Feldt, Frederick P. Stratton,  Jr., and Marlyn J. Spear, members of the audit committee, each qualify as an “audit committee financial expert” as such term is defined in paragraph (b) of Item 3 of Form N-CSR.  Mr. Feldt, Mr. Stratton, and Ms. Spear are each “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Fees Billed by Grant Thornton LLP.  The aggregate fees billed for professional services by Grant Thornton LLP (“GT”) during the last two fiscal years were as follows:

	FYE 12/31/2007	FYE 12/31/2006
Audit Fees	$109,200	$105,000
Audit-Related Fees	-	-
Tax Fees	$26,400	$25,200
All Other Fees	-	-

In the above table, “audit fees” are fees billed for professional services for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.  “Tax fees” are fees billed for professional services rendered for tax compliance, tax advice and tax planning, and specifically relate to GT's review of the Registrant’s federal and state tax returns.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services rendered to the Registrant, as well as all non-audit services provided to the Registrant’s investment adviser and any entity affiliated with the Registrant’s investment adviser with respect to any engagement that relates directly to the operations and financial reporting of the Registrant.  In accordance with its policies and procedures, the audit committee pre-approved all audit and tax services provided by GT during fiscal 2007.  During the past two fiscal years, the Registrant did not receive any non-audit services from GT pursuant to any waivers of the pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All of GT’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of GT.

During the last two fiscal years, GT has served as the auditor to Robert W. Baird & Co. Incorporated (“RWB”), the Registrant’s investment adviser, and has rendered non-audit services to RWB and its affiliates.  The non-audit services consisted of review of state and federal tax returns for investment partnerships and a foundation affiliated with RWB; advice provided to RWB’s foreign affiliate about foreign tax and repatriation matters; verification and related analytical services provided in 2006 to RWB in connection with its various GIPS composite performance presentations; and a 2006 analysis regarding RWB’s ownership and sale of certain securities.  None of the RWB affiliates provides ongoing services to the Registrant.  GT charged the following amounts for such non-audit services to RWB and its affiliates:  $267,080 in 2007 and $267,400 in 2006.  The Audit Committee has concluded that the provision of these audit services to RWB and non-audit services to RWB-affiliates is compatible with GT’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       March 7, 2008

By:          /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:        March 10, 2008